As filed with the Securities and Exchange Commission on October 10, 2006

                                                             File No. 333-123040
                                                                       811-08914
================================================================================
                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                          ----------------------------
                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
       Pre-Effective Amendment No.                                           [ ]

       Post-Effective Amendment No. 4                                        |X|


                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

       Amendment No. 95                                                      |X|


                        (Check appropriate box or boxes.)

                          ----------------------------

                        PHL Variable Accumulation Account
                           (Exact Name of Registrant)

                          ----------------------------

                         PHL Variable Insurance Company
                               (Name of Depositor)

                          ----------------------------

               One American Row, Hartford, Connecticut 06102-5056
         (Address of Depositor's Principal Executive Offices) (Zip Code)
                                 (800) 447-4312
               (Depositor's Telephone Number, including Area Code)

                          ----------------------------

                              John R. Flores, Esq.
                         PHL Variable Insurance Company
                                One American Row
                             Hartford, CT 06102-5056
                     (Name and Address of Agent for Service)

                          ----------------------------

Approximate Date of Proposed Public Offering: as soon as practicable after the effective date of the Registration Statement

It is proposed that this filing will become effective (check appropriate box) [ ] immediately upon filing pursuant to paragraph (b) of Rule 485

[ ] on _______________ pursuant to paragraph (b) of Rule 485
|X| 60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ] on _______________ pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[ ] this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

                          ----------------------------
             Title of Securities Being Registered: Deferred fixed &
                           variable annuity contracts
================================================================================

                                     PART A

                              PHOENIX DIMENSIONS(SM)
                        PHL VARIABLE ACCUMULATION ACCOUNT
           ISSUED BY: PHL VARIABLE INSURANCE COMPANY ("PHL VARIABLE")


PROSPECTUS                                                     DECEMBER 11, 2006
    This prospectus describes a variable and fixed accumulation deferred annuity contract offered to groups and individuals. The contract offers a variety of variable and fixed investment options. You may allocate premium payments and Contract Value to one or more of the subaccounts of the PHL Variable Accumulation Account ("Separate Account"), the Market Value Adjusted Guaranteed Interest Account ("MVA") and the Guaranteed Interest Account ("GIA"). The assets of each subaccount will be used to purchase, at Net Asset Value, shares of a Series in the following designated funds.


AIM VARIABLE INSURANCE FUNDS - SERIES I SHARES
----------------------------------------------
[diamond]  AIM V.I. Capital Appreciation Fund
[diamond]  AIM V.I. Core Equity Fund *
[diamond]  AIM V.I. Mid Cap Core Equity Fund *

THE ALGER AMERICAN FUND - CLASS O SHARES
----------------------------------------
[diamond]  Alger American Leveraged AllCap Portfolio *

DWS SCUDDER INVESTMENTS VIT FUNDS - CLASS A
-------------------------------------------
[diamond]  DWS Equity 500 Index

VIP FEDERATED INSURANCE SERIES
------------------------------
[diamond]  Federated Fund for U.S. Government Securities II
[diamond]  Federated High Income Bond Fund II - Primary Shares

FIDELITY(R) VARIABLE INSURANCE PRODUCTS - SERVICE CLASS
-------------------------------------------------------
[diamond]  VIP Contrafund(R) Portfolio
[diamond]  VIP Growth Opportunities Portfolio
[diamond]  VIP Growth Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
--------------------------------------------------------------
[diamond]  Franklin Income Securities Fund
[diamond]  Mutual Shares Securities Fund
[diamond]  Templeton Developing Markets Securities Fund
[diamond]  Templeton Foreign Securities Fund
[diamond]  Templeton Growth Securities Fund

LAZARD RETIREMENT SERIES
------------------------
[diamond]  Lazard Retirement Small Cap Portfolio *

LORD ABBETT SERIES FUND, INC. - CLASS VC
----------------------------------------
[diamond]  Bond-Debenture Portfolio
[diamond]  Growth and Income Portfolio
[diamond]  Mid-Cap Value Portfolio

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST- CLASS S
---------------------------------------------------
[diamond]  Neuberger Berman AMT Fasciano Portfolio
[diamond]  Neuberger Berman AMT Guardian Portfolio

OPPENHEIMER VARIABLE ACCOUNT FUNDS - SERVICE SHARES
---------------------------------------------------
[diamond]  Oppenheimer Capital Appreciation Fund/VA
[diamond]  Oppenheimer Global Securities Fund/VA
[diamond]  Oppenheimer Main Street Fund Small Cap/VA

THE PHOENIX EDGE SERIES FUND
----------------------------
[diamond]  Phoenix Capital Growth Series

[diamond]  Phoenix Growth and Income Series

[diamond]  Phoenix Mid-Cap Growth Series

[diamond]  Phoenix Money Market Series
[diamond]  Phoenix Multi-Sector Fixed Income Series
[diamond]  Phoenix Multi-Sector Short Term Bond Series
[diamond]  Phoenix Strategic Allocation Series

[diamond]  Phoenix-Aberdeen International Series
[diamond]  Phoenix-Alger Small-Cap Growth Series
[diamond]  Phoenix-Duff & Phelps Real Estate Securities Series
[diamond]  Phoenix-Sanford Bernstein Mid-Cap Value Series
[diamond]  Phoenix-Sanford Bernstein Small-Cap Value Series
[diamond] Phoenix-S&P Dynamic Asset Allocation Series: Aggressive Growth [diamond] Phoenix-S&P Dynamic Asset Allocation Series: Growth
[diamond]  Phoenix-S&P Dynamic Asset Allocation Series: Moderate
[diamond] Phoenix-S&P Dynamic Asset Allocation Series: Moderate Growth [diamond] Phoenix-Van Kampen Comstock Series

[diamond]  Phoenix-Van Kampen Equity 500 Index Series


PIMCO VARIABLE INSURANCE TRUST - ADVISOR CLASS
----------------------------------------------
[diamond]  PIMCO VIT CommodityRealReturn Strategy Portfolio
[diamond]  PIMCO VIT Real Return Portfolio
[diamond]  PIMCO VIT Total Return Portfolio

THE RYDEX VARIABLE TRUST
------------------------
[diamond]  Rydex Variable Trust Juno Fund *
[diamond]  Rydex Variable Trust Nova Fund *
[diamond]  Rydex Variable Trust Sector Rotation Fund *

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - CLASS II SHARES
---------------------------------------------------------
[diamond]  Van Kampen UIF Equity and Income Portfolio

WANGER ADVISORS TRUST
---------------------
[diamond]  Wanger International Select
[diamond]  Wanger International Small Cap
[diamond]  Wanger Select
[diamond]  Wanger U.S. Smaller Companies


*Closed to new investment on May 1, 2006. See Appendix A for more information.

    The contract is not a deposit of any bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The contract may go down in value.

    The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities, nor passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

    Replacing any existing contract with this contract may not be to your advantage. You should carefully compare this contract with your existing one and you must also determine if the replacement will result in any tax liability.


    This prospectus provides information that you should know before investing. Keep this prospectus for future reference. A Statement of Additional Information ("SAI") dated December 11, 2006, is incorporated by reference and has been filed with the SEC and is available free of charge by contacting us at the address or phone number listed below. A table of contents of the SAI is available on the last page of this prospectus. If you have any questions, please contact:


   [envelope] PHL VARIABLE INSURANCE COMPANY   [telephone] TEL. 800/541-0171
              Annuity Operations Division
              PO Box 8027
              Boston, MA 02266-8027

                    TABLE OF CONTENTS

Heading                                                    Page
---------------------------------------------------------------

GLOSSARY OF SPECIAL TERMS.................................    3
SUMMARY OF EXPENSES.......................................    5
   Expense Examples.......................................    7
   Annual Fund Expenses...................................    8
CONTRACT SUMMARY..........................................   11
FINANCIAL HIGHLIGHTS......................................   13
FINANCIAL STATEMENTS......................................   13
PERFORMANCE HISTORY.......................................   13
THE VARIABLE ACCUMULATION ANNUITY.........................   13

PHL VARIABLE AND THE SEPARATE ACCOUNT ....................   14

INVESTMENTS OF THE SEPARATE ACCOUNT.......................   14
   Participating Investment Funds.........................   14

   Investment Advisors and Subadvisors....................   15
   Services of the Advisors...............................   15

GIA.......................................................   15
MVA  .....................................................   15

DEDUCTIONS AND CHARGES....................................   16
   5-Year Surrender Charge Fee............................   16
   Annual Administrative Charge...........................   16
   Daily Administrative Fee...............................   16
   Guaranteed Minimum Accumulation Benefit Fee............   16
   Guaranteed Minimum Income Benefit Fee..................   17
   Guaranteed Minimum Withdrawal Benefit Fee..............   17
   Market Value Adjustment................................   17
   Mortality and Expense Risk Fee.........................   17
   Surrender Charges......................................   18
     Nursing Home Waiver..................................   18
     Terminal Illness Waiver..............................   19
   Tax....................................................   19
   Transfer Charge........................................   19
   Reduced Fees, Credits and Excess Interest .............   19
   Other Charges..........................................   19
THE ACCUMULATION PERIOD...................................   19
   Accumulation Units.....................................   19
   Accumulation Unit Values...............................   19
   Purchase of Contracts .................................   20
   Additional Programs ...................................   20
   Optional Benefits......................................   23
   Surrender of Contract and Withdrawals..................   30
   Contract Termination...................................   31
   Payment Upon Death Before Maturity Date ...............   31
INTERNET, INTERACTIVE VOICE RESPONSE AND TELEPHONE
   TRANSFERS .............................................   33
DISRUPTIVE TRADING AND MARKET TIMING......................   33
THE ANNUITY PERIOD........................................   35
   Annuity Payments.......................................   35
   Annuity Payment Options................................   35
     Other Conditions.....................................   37
   Payment Upon Death After Maturity Date.................   37
VARIABLE ACCOUNT VALUATION PROCEDURES.....................   37
   Valuation Date.........................................   37
   Valuation Period.......................................   37
   Accumulation Unit Value................................   38
   Net Investment Factor..................................   38
MISCELLANEOUS PROVISIONS..................................   38
   Assignment.............................................   38
   Payment Deferral.......................................   38
   Free Look Period.......................................   38
   Amendments to Contracts................................   38
   Substitution of Fund Shares............................   38
   Ownership of the Contract..............................   39
FEDERAL INCOME TAXES......................................   39
   Introduction...........................................   39
   Income Tax Status......................................   39
   Taxation of Annuities in General--Nonqualified Plans...   39
   Additional Considerations..............................   40
   Owner Control..........................................   41
   Diversification Standards..............................   41
   Taxation of Annuities in General--Qualified Plans......   42
SALES OF VARIABLE ACCUMULATION CONTRACTS..................   45
SERVICING AGENT...........................................   46
STATE REGULATION..........................................   46
REPORTS...................................................   46
VOTING RIGHTS.............................................   46
TEXAS OPTIONAL RETIREMENT PROGRAM.........................   46
LEGAL MATTERS.............................................   46
SAI TABLE OF CONTENTS.....................................   48

APPENDIX A--INVESTMENT OPTIONS............................   A-1
APPENDIX B--DEDUCTIONS FOR TAXES..........................   B-1
APPENDIX C--FINANCIAL HIGHLIGHTS..........................   C-1

GLOSSARY OF SPECIAL TERMS
--------------------------------------------------------------------------------
    The following is a list of terms and their meanings when used in this prospectus.

ACCOUNT VALUE: The value of all assets held in the Separate Account.

ACCUMULATION UNIT: A standard of measurement for each subaccount used to determine the value of a contract and the interest in the subaccounts prior to the Maturity Date and amounts held under Annuity Payment Option L.

ACCUMULATION UNIT VALUE: The value of one Accumulation Unit was set at $1.000 on the date assets were first allocated to each subaccount. The value of one Accumulation Unit on any subsequent Valuation Date is determined by multiplying the immediately preceding Accumulation Unit Value by the applicable net investment factor for the valuation period just ended.

ANNUITANT(S)/JOINT ANNUITANT: There may be one or two Annuitants. One is the primary Annuitant and the other is considered to be the joint Annuitant. Prior to the Maturity Date, the Annuitants may be changed. However, there may be tax consequences.

ANNUITY PAYMENT OPTION: The provisions under which we make a Series of annuity payments to the Annuitant or other payee, such as Life Annuity with Ten Years Certain. See "Annuity Payment Options."

ANNUITY UNIT: A standard of measurement used in determining the amount of each periodic payment under the variable Annuity Payment Options I, J, K, M and N. The number of annuity units in each subaccount with assets under the chosen option is equal to the portion of the first payment provided by that subaccount divided by the Annuity Unit Value for that subaccount on the first payment calculation date.

ANNUITY UNIT VALUE: On the first Valuation Date selected by us, we set all annuity unit values in each subaccount of the Separate Account at $1.00. The Annuity Unit Value on any subsequent Valuation Date is equal to the Annuity Unit Value of the subaccount on the immediately preceding Valuation Date multiplied by the net investment factor for that subaccount for the valuation period divided by 1.00 plus the rate of interest for the number of days in the valuation period based on the assumed investment rate.

CLAIM DATE: The Valuation Date following receipt of a certified copy of the death certificate at our Annuity Operations Division.

CONTRACT DATE: The date that the initial premium payment is invested under a contract.

CONTRACT OWNER (OWNER, YOU, YOUR): Usually the person or entity to whom we issue the contract.

CONTRACT VALUE: Prior to the Maturity Date, the sum of all Accumulation Units held in the subaccounts of the Separate Account and the value held in the GIA and/or MVA. For Tax-sheltered Annuity plans (as described in Internal Revenue Code (IRC) Section 403(b)) with loans, the Contract Value is the sum of all Accumulation Units held in the subaccounts of the Separate Account and the value held in the GIA and/or MVA plus the value held in the loan security account, and less any loan debt.

DEATH BENEFIT OPTIONS: The selected death benefit option determines the method of death benefit calculation upon death of the owner or if there is more than one owner, on the earliest death of any of the owners.

FIXED PAYMENT ANNUITY: An Annuity Payment Option providing payments with a fixed dollar amount after the first payment is made.

GIA, OR GUARANTEED INTEREST ACCOUNT: An investment option under which premium amounts are guaranteed to earn a fixed rate of interest.

MVA, OR MARKET VALUE ADJUSTED GUARANTEED INTEREST ACCOUNT: An account that pays interest at a guaranteed rate if amounts allocated to the account are held to the end of the guarantee period. If amounts are withdrawn, transferred or applied to an Annuity Payment Option before the end of the guarantee period, we will make a market adjustment to the value of that account. Assets allocated to the MVA are not part of the assets allocated to the Separate Account or the general account of PHL Variable but are held in the Market Value Interest Adjusted Account established by PHL Variable. The MVA is described in a separate prospectus.

MATURITY DATE: The date elected by the owner as to when annuity payments will begin. Unless we agree otherwise, or as required by applicable law, the Maturity Date will not be any earlier than the fifth contract anniversary and no later than the younger Annuitant's 95th birthday or ten years from the Contract Date. The election is subject to certain conditions described in "The Annuity Period." If there is more than one Annuitant, the younger Annuitant's age will be used to determine that Maturity Date.

MINIMUM INITIAL PAYMENT: The amount that you pay when you purchase a contract. We require minimum initial premium payments of:

[diamond]  Nonqualified plans--$25,000
[diamond]  Bank draft program--$150
[diamond]  Qualified plans--$3,500

MINIMUM SUBSEQUENT PAYMENT: The least amount that you may pay when you make any subsequent premium payments, after the Minimum Initial Payment (see above). The Minimum Subsequent Payment for all contracts is $100.

NET ASSET VALUE: Net Asset Value of a Series' shares is computed by dividing the value of the net assets of the Series by the total number of Series outstanding shares.

PAYMENT UPON DEATH: The obligation of PHL Variable under a contract to make a payment on the death of the owner or Annuitant anytime: (a) before the Maturity Date of a contract (see "Payment Upon Death Before Maturity Date") or (b) after the Maturity Date of a contract (see "Payment Upon Death After Maturity Date").

PHL VARIABLE (OUR, US, WE, COMPANY): PHL Variable Insurance Company.

SERIES: A separate investment portfolio of a fund.

VALUATION DATE: A Valuation Date is every day the New York Stock Exchange ("NYSE") is open for trading and PHL Variable is open for business.

VARIABLE PAYMENT ANNUITY: An Annuity Payment Option providing payments that vary with the investment experience of the subaccounts.

SUMMARY OF EXPENSES
--------------------------------------------------------------------------------
The following tables describe the fees and expenses that you will pay when owning and surrendering the contract. There are no additional fees, other than the contract fees set forth below, charged at the time you purchase this contract.

------------------------------------------------------------------------------------------------------------------------------------
CONTRACT OWNER TRANSACTION EXPENSES
    7-Year Surrender Charge Schedule (as a percentage of
    amount surrendered):
       Age of Premium Payment in Complete Years 0.....     7%
       Age of Premium Payment in Complete Years 1.....     6%
       Age of Premium Payment in Complete Years 2.....     5%
       Age of Premium Payment in Complete Years 3.....     4%
       Age of Premium Payment in Complete Years 4.....     3%
       Age of Premium Payment in Complete Years 5.....     2%
       Age of Premium Payment in Complete Years 6.....     1%
       Age of Premium Payment thereafter..............    None
                                                                        This table describes the fees and expenses that you will
    Optional 5-Year Surrender Charge Schedule (as a percentage          pay at the time that you surrender the contract or transfer
    of amount surrendered):                                             value between the subaccounts. State premium taxes may also
       Age of Premium Payment in Complete Years 0.....     7%           be deducted.
       Age of Premium Payment in Complete Years 1.....     6%
       Age of Premium Payment in Complete Years 2.....     5%           When you purchase your contract, you will need to elect a
       Age of Premium Payment in Complete Years 3.....     4%           Surrender Charge Schedule. The 5-Year Surrender Charge
       Age of Premium Payment in Complete Years 4.....     3%           Schedule is an Optional Benefit and if you elect it, you
       Age of Premium Payment thereafter..............    None          will be charged the 5-Year Surrender Charge Fee listed in
                                                                        the Optional Benefit Fees table.
    Transfer Charge(1)
       Current .......................................    None
       Maximum........................................    $20
------------------------------------------------------------------------------------------------------------------------------------
(1) We reserve the right to impose a transfer charge of up to $20 per transfer after the first 12 transfers in each contract year. See "Transfer Charge."

------------------------------------------------------------------------------------------------------------------------------------
ANNUAL ADMINISTRATIVE CHARGE
    Current.........................................      $35
    Maximum(2)......................................      $35

MAXIMUM ANNUAL SEPARATE ACCOUNT EXPENSES (as a percentage of average Account Value)

    DEATH BENEFIT OPTION 1 - RETURN OF PREMIUM
    ------------------------------------------
    Mortality and Expense Risk Fee..................   1.125%
    Daily Administrative Fee........................    .125%
                                                    ---------
    Total Annual Separate Account Expenses..........   1.250%

    DEATH BENEFIT OPTION 2 - ANNUAL STEP-UP                             This table describes the fees and  expenses that you will
    ---------------------------------------                             pay periodically during the time that you own the contract,
    Mortality and Expense Risk Fee..................   1.375%           not including annual fund fees and expenses.
    Daily Administrative Fee........................    .125%
                                                       ------
    Total Annual Separate Account Expenses..........   1.500%

    DEATH BENEFIT OPTION 3 - EARNINGS ENHANCEMENT BENEFIT
    -----------------------------------------------------
    Mortality and Expense Risk Fee..................   1.375%
    Daily Administrative Fee......................      .125%
                                                  -----------
    Total Annual Separate Account Expenses..........   1.500%

    DEATH BENEFIT OPTION 4 - GREATER OF ANNUAL STEP-UP OR ANNUAL
    ROLL-UP
    Mortality and Expense Risk Fee..................   1.625%
    Daily Administrative Fee.......................     .125%
                                                   ----------
    Total Annual Separate Account Expenses..........   1.750%

------------------------------------------------------------------------------------------------------------------------------------

(2) This charge is deducted annually on the contract anniversary on a pro rata basis from each of the selected investment options. See "Deductions and Charges."

                                                       OPTIONAL BENEFIT FEES
                                                       ---------------------

             This table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including annual fund fees and expenses, if you elect an optional benefit. These fees are charged in addition to the maximum annual Separate Account Expenses.

------------------------------------------------------------------------------------------------------------------------------------

                                             5-YEAR SURRENDER CHARGE FEE PERCENTAGE(1)


                                                                        The 5-Year Surrender Charge option can be elected in
    Current.........................................    0.25%           combination with any of the guaranteed benefit options.
    Maximum.........................................    1.00%
------------------------------------------------------------------------------------------------------------------------------------


         Only one of the following guaranteed minimum benefit options can be elected. Consult with your financial advisor as to whether the GMAB, the GMIB or the GMWB fits your particular needs.


------------------------------------------------------------------------------------------------------------------------------------
                                        GUARANTEED MINIMUM ACCUMULATION BENEFIT (GMAB) FEE(2)
                            (as a percentage of the greater of the Guaranteed Amount and Contract Value)
                                      Current......................................... 0.50%
                                      Maximum......................................... 1.00%
------------------------------------------------------------------------------------------------------------------------------------
                                          GUARANTEED MINIMUM INCOME BENEFIT (GMIB) FEE(3)
                     (as a percentage of the greater of the Guaranteed Annuitization Value and Contract Value)
                                      Current......................................... 0.60%
                                      Maximum......................................... 1.00%
------------------------------------------------------------------------------------------------------------------------------------

                                       GUARANTEED MINIMUM WITHDRAWAL BENEFIT (GMWB) FEE (4)
                                              VERSION II EFFECTIVE DECEMBER 18, 2006
                             (as a percentage of the greater of the Benefit Base and Contract Value)

    SINGLE LIFE OPTION                                                     SPOUSAL LIFE OPTION
    Current.........................................    0.75%              Current.........................................    0.95%
    Maximum.........................................    1.50%              Maximum.........................................    1.50%

------------------------------------------------------------------------------------------------------------------------------------

                                               VERSION I PRIOR TO DECEMBER 18, 2006
                             (as a percentage of the greater of the Benefit Amount and Contract Value)
                                                                            LIFETIME GMWB FOR 2 - SPOUSAL CONTINUATION - 5%
    LIFETIME GMWB - 5% WITHDRAWAL LIMIT                                     WITHDRAWAL LIMIT
    Current.........................................    0.60%               Current.........................................   0.70%
    Maximum.........................................    1.00%               Maximum.........................................   1.00%

    GMWB 5 - 5% WITHDRAWAL LIMIT                                            GMWB 7 - 7% WITHDRAWAL LIMIT
    Current.........................................    0.35%               Current.........................................   0.50%
    Maximum.........................................    1.00%               Maximum.........................................   1.00%

------------------------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES                                          This table shows the minimum and maximum total operating
                                                                        expenses, as a percentage of daily net assets, for the year
                                      Minimum      Maximum              ended  12/31/05 charged by the fund companies that you may
                                      -------      -------              pay periodically during the time that you own the contract.
    Total Annual Fund Operating                                         More detail concerning the funds' fees and total and net
    Expenses (expenses that are                                         fund operating expenses can be found after the Expense
    deducted from the fund assets                                       Examples and are contained in the fund prospectuses.
    include management fees,
    12b-1 fees and other expenses)....  0.34%        2.10%
------------------------------------------------------------------------------------------------------------------------------------

(1) The 5-Year Surrender Charge Fee Percentage will be deducted annually on the contract anniversary only if you elected the 5-Year Surrender Charge Schedule. The fee percentage is locked in at the time you elect the benefit. See "Optional Benefits."
(2) The Guaranteed Minimum Accumulation Benefit fee is deducted annually on the contract anniversary, only if the benefit is elected. The fee percentage is locked in at the time you elect the benefit. See "Optional Benefits."
(3) The Guaranteed Minimum Income Benefit fee is deducted annually on the contract anniversary only if the benefit is elected. The fee percentage is locked in at the time you elect the benefit. See "Optional Benefits."
(4) The Guaranteed Minimum Withdrawal Benefit fee is deducted annually on the contract anniversary only if the benefit is elected. The fee will vary depending on which Version and option within a Version you elect. After December 18, 2006, only Version II is available. For Version II, the current fee applies at the time you elect the benefit. The fee percentage may be subject to increases after election, but will not exceed the maximum charge of 1.50%. For Version I the fee percentage is locked in at the time you elect the benefit. The fee charged at the time you elect the Optional Reset may be higher or lower than when you first elected Version I. The fee, however, will not exceed the maximum charge of 1.00%. See "Optional Benefits."


------------------------------------------------------------------------------------------------------------------------------------
EXPENSE EXAMPLES


These examples will help you compare the cost of investing in the contract if you elect the 5-Year Surrender Charge Schedule and Version II - Spousal Life
Option. These elections will result in the highest total cost of investing in this contract.


If you surrender or annuitize your contract at the end of the applicable time period, your maximum costs would be:


     DEATH BENEFIT OPTION 1
     ----------------------
          1 Year       3 Years     5 Years       10 Years               These examples are intended to help you compare the cost of
        -------------------------------------------------               investing in the contract with the cost of investing in
             $            $           $              $                  other variable annuity contracts. These costs include
                                                                        Contract Owner transaction expenses contract fees, separate
     DEATH BENEFIT OPTION 2 AND 3                                       account annual expenses, maximum of all applicable riders
     ----------------------------                                       and benefit fees, and the maximum fund fees and expenses
          1 Year       3 Years     5 Years       10 Years               that were charged for the year ended 12/31/05.
        -------------------------------------------------
             $            $           $              $                  The examples assume that you invest $10,000 in the contract for the time periods indicated. The examples also assume
     DEATH BENEFIT OPTION 4                                             that your investment has a 5% return each year and assumes
     ----------------------                                             the maximum fees and expenses of any of the funds and that you have allocated all of your contract value to the fund
          1 Year       3 Years     5 Years       10 Years               with the maximum fees and expenses. Although your actual
        -------------------------------------------------               costs may be higher or lower  based on these assumptions,
             $            $           $              $                  your costs are shown in the table to the left.

If you do not surrender your contract at the end of the applicable time period, your maximum costs would be:

     DEATH BENEFIT OPTION 1
     ----------------------

         1 Year        3 Years     5 Years       10 Years               [to be filed by amendment]
        -------------------------------------------------
             $            $           $             $

     DEATH BENEFIT OPTIONS 2 AND 3
     -----------------------------
         1 Year        3 Years     5 Years       10 Years
        -------------------------------------------------
             $            $           $              $

     DEATH BENEFIT OPTION 4
     ----------------------
         1 Year        3 Years     5 Years       10 Years
        -------------------------------------------------
             $            $           $              $

------------------------------------------------------------------------------------------------------------------------------------


ANNUAL FUND EXPENSES (as a percentage of fund average net assets for the year ended 12/31/05)
------------------------------------------------------------------------------------------------------------------------------------
                                                                  Rule
                                                    Investment  12b-1 or      Other                   Contractual     Total Net
                                                    Management   Service    Operating  Total Annual  Reimbursements  Annual Fund
                          Series                       Fee         Fees     Expenses   Fund Expenses   & Waivers      Expenses
-----------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS - I SHARES
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                      0.61        -         0.29         0.90           N/A          N/A(1,2)
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund *                             0.60        -         0.27         0.87           N/A          N/A(1,2,3)
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund *                     0.72        -         0.31         1.03           N/A          N/A(1)
-----------------------------------------------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND - CLASS O SHARES
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio *             0.85        -         0.06         0.91           N/A          N/A
-----------------------------------------------------------------------------------------------------------------------------------
DWS SCUDDER INVESTMENTS VIT FUNDS - CLASS A
-----------------------------------------------------------------------------------------------------------------------------------
DWS Equity 500 Index VIP                                0.19        -         0.15         0.34          (0.06)       0.28(4)
-----------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
-----------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II        0.60        -         0.38         0.98           N/A          N/A(5,17)
-----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II - Primary            0.60        -         0.40         1.00           N/A          N/A(5,17)
Shares
-----------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS - SERVICE CLASS
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio                    0.57        0.10      0.09         0.76           N/A          N/A(6)
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio             0.57        0.10      0.13         0.80           N/A          N/A(7)
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                           0.57        0.10      0.10         0.77           N/A          N/A(6)
-----------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
-----------------------------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund                         0.46        0.25      0.02         0.73           N/A          N/A(8)
-----------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                           0.60        0.25      0.18         1.03           N/A          N/A(9)
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund            1.24        0.25      0.29         1.78           N/A          N/A
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                       0.65        0.25      0.17         1.07         (0.05)         1.02(10)
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                        0.75        0.25      0.07         1.07           N/A          N/A(8,9)
-----------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT SERIES
-----------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small Cap Portfolio *                 0.75        0.25      0.22         1.22           N/A          N/A
-----------------------------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC. - CLASS VC
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Bond-Debenture Portfolio                    0.50        -         0.44         0.94          (0.04)       0.90(11,12)
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio                 0.48        -         0.41         0.89           N/A          N/A(12)
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                     0.74        -         0.38         1.12           N/A          N/A(13)
-----------------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - CLASS S
-----------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Fasciano Portfolio                 1.15        0.25      0.70         2.10          (0.69)        1.41(14)
-----------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio                 0.85        0.25      0.17         1.27          (0.02)        1.25(14)
-----------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS - SERVICE SHARES
-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA                0.64        0.25      0.02         0.91           N/A          N/A
-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA                   0.63        0.25      0.04         0.92           N/A          N/A
-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund Small Cap/VA               0.74        0.25      0.05         1.04           N/A          N/A
-----------------------------------------------------------------------------------------------------------------------------------
THE PHOENIX EDGE SERIES FUND
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series                           0.68        -         0.21         0.89           N/A          N/A
-----------------------------------------------------------------------------------------------------------------------------------

Phoenix Growth and Income Series                        0.70        -         0.29         0.99           N/A          N/A(17)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                           0.80        -         0.41         1.21           N/A          N/A(17)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix Money Market Series                             0.40        -         0.26         0.66           N/A          N/A(17)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Fixed Income Series                0.50        -         0.25         0.75           N/A          N/A
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Short Term Bond Series             0.50        -         0.48         0.98           N/A          N/A(17)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix Strategic Allocation Series                     0.58        -         0.21         0.79           N/A          N/A

-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                   0.75        -         0.31         1.06           N/A          N/A
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                   0.85        -         0.80         1.65           N/A          N/A(17)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities            0.75        -         0.28         1.03           N/A          N/A
Series
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series:            0.40        0.25      0.29         0.94          (0.24)        0.97(15)
Aggressive Growth
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series:            0.40        0.25      0.27         0.92          (0.22)        0.95(15)
Growth
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series:            0.40        0.25      0.69         1.34          (0.64)        0.90(15)
Moderate
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series:            0.40        0.25      0.34         0.99          (0.29)        0.93(15)
Moderate Growth
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series          1.05        -         0.28         1.33           N/A          N/A(17)
-----------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                  Rule
                                                    Investment   12b-1 or     Other                   Contractual     Total Net
                                                    Management   Service    Operating  Total Annual  Reimbursements  Annual Fund
                          Series                       Fee         Fees     Expenses   Fund Expenses   & Waivers      Expenses
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series        1.05        -         0.35         1.40           N/A           N/A(17)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series                      0.70        -         0.29         0.99           N/A           N/A(17)
-----------------------------------------------------------------------------------------------------------------------------------

Phoenix-Van Kampen Equity 500 Index Series              0.45        -         0.27         0.72           N/A           N/A(17)

-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST - ADVISOR CLASS
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT CommodityRealReturn Strategy Portfolio        0.49        0.25      0.25         0.99           N/A           N/A(16)
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                         0.25        0.25      0.25         0.75           N/A           N/A(16)
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                        0.25        0.25      0.25         0.75           N/A           N/A(16)
-----------------------------------------------------------------------------------------------------------------------------------
THE RYDEX VARIABLE TRUST
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund *                        0.90        -         4.21         5.11           N/A           N/A
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund *                        0.75        -         0.78         1.53           N/A           N/A
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund *             0.90        -         0.80         1.70           N/A           N/A
-----------------------------------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - CLASS II SHARES
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio              0.46        0.35      0.32         1.13           N/A           N/A(17)
-----------------------------------------------------------------------------------------------------------------------------------
WANGER ADVISORS TRUST
-----------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                             0.99        -         0.33         1.32           N/A           N/A
-----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                          0.95        -         0.18         1.13           N/A           N/A
-----------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                           0.85        -         0.12         0.97           N/A           N/A
-----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                           0.90        -         0.05         0.95           N/A           N/A
-----------------------------------------------------------------------------------------------------------------------------------

* Fund closed to new investment on May 1, 2006. See Appendix A for more information.

(1) The Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit total annual fund operating expenses to 1.30% of average daily net assets. The expense limitation agreement is in effect through April 30, 2007. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes, (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganizations as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. The fee waiver has been restated to reflect this agreement.
(2) As a result of a reorganization of another Fund into the Fund, which will occur on or about May 1, 2006 for AIM V.I. Capital Appreciation and AIM V.I. Core Equity Fund, the Fund's total annual operating expenses have been restated to reflect such reorganization.
(3) Effective upon the closing of the reorganization which will occur on or about May 1, 2006, the advisor for AIM V.I. Core Equity Fund has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses to 0.91% of average daily net assets. The expense limitation agreement is in effect through April 30, 2007.
(4) Effective September 19, 2005, the advisor has contractually agreed to waive its fees and/or reimburse expenses of the Fund, to the extent necessary, to limit all expenses to 0.28% until April 30, 2009. Restated on an annualized basis to reflect approved fee changes to take effect on or about June 1, 2006.
(5) The percentages shown are based on expenses for the entire fiscal year ended December 31, 2005. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. "Other Expenses" include a shareholder services fee/account administrative fee which is used to compensate intermediaries for shareholder services or account administrative services. The Fund did not pay or accrue the shareholder services fee during the fiscal year ended December 31, 2005. The Fund has no present intention of paying or accruing the shareholder services fee during the fiscal year ending December 31, 2006.
(6) A portion of the brokerage commissions that the Fund pays may be reimbursed and used to reduce the Fund's expenses. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the Fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.74% for the Fidelity VIP Contrafund Portfolio and 0.73% for the Fidelity VIP Growth Portfolio. These offsets may be discontinued at any time.
(7) A portion of the brokerage commissions that the Fund pays may be reimbursed and used to reduce the Fund's expenses. Including this reduction, the total class operating expenses would have been 0.75% for the Fidelity VIP Growth Opportunities Portfolio. These offsets may be discontinued at any time.
(8) The Fund administration fee is paid indirectly through the management fee.
(9) While the maximum amount payable under the Fund's class Rule 12b-1 plan is 0.35% per year of the Fund's class average annual net assets, the Fund's Board of Trustees has set the current rate at 0.25% per year.
(10)The Fund's manager has agreed in advance to reduce its fees with respect to assets invested by the Fund in a Franklin Templeton Money Market Fund (the Sweep Money Fund). This reduction is required by the Fund's Board of Trustees and an exemptive order by the Securities and Exchange Commission.
(11)Lord Abbett has contractually agreed to limit the Funds' other expenses (excluding management fees) to an annualized rate of 0.40% average daily net assets.
(12)Effective January 1, 2006, the annual management fee rate for the Fund was changed from a flat fee of 0.50% to the following rates: 0.50% of the first $1 billion of average daily net assets; 0.45% of average daily net assets over $1 billion.
(13)Effective January 1, 2006, the annual management fee rate for the Fund was changed from a flat fee of 0.75% to the following rates: 0.75% of the first $1 billion of average daily net assets; 0.70% of the next $1 billion of average daily net assets; 0.65% of average daily net assets over $2 billion.
(14)Neuberger Berman Management Inc. ("NBMI") has undertaken through December 31, 2009 to waive fees and/or reimburse certain operating expenses, including the compensation of NBMI and excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs that exceed, in the aggregate, 1.25% and 1.40% of average net asset value of the Guardian and Fasciano portfolios, respectively. The expenses limitation arrangements for the portfolios are contractual and any excess expenses can be repaid to NBMI within three years of the year incurred, provided that such recoupment would not cause a portfolio to exceed its respective limitation.

(15)"Other Expenses" are estimated for the fiscal year end December 31, 2006. The series and the advisor have entered into an Expense Limitation Agreement whereby the "Other Expenses" for shares of the series will not exceed 0.05% for the period ending April 30, 2007. The figures shown above include estimated expenses of the underlying funds in which the series expects to invest for the fiscal year ending December 31, 2006. The estimated expenses of the underlying funds are based upon the weighted average of the total annual operating expenses of such underlying funds. Total operating expenses of the underlying funds range from 0.15% to 0.50%. As an investor in an underlying fund, the series will also bear its pro rata portion of the operating expenses of the underlying fund, and policy owners, as investors in the series, indirectly assume a proportional share of these expenses. Investors may be able to realize lower aggregate expenses by investing directly in an underlying fund instead of the series. An investor who chooses to invest directly in an underlying fund would not, however, receive the asset allocation services available in the series, and possibly be subject to current taxation.

(16)"Other Expenses" reflect an administrative fee of 0.25%.
(17)The chart below shows the amount of the waiver or reimbursement and the total net annual operating expenses for Funds that have entered into a voluntary fee waiver and/or expense reimbursement arrangement. As these arrangements are voluntary, they may be changed or terminated at any time. Without such waivers performance would have been lower.

   -------------------------------------------------------------------------------------------------
                        Fund                          Reimbursements      Net Annual Fund Expenses
   -------------------------------------------------------------------------------------------------
   Federated Fund for U.S. Government Securities II       (0.26)                   0.72(a)
   ------------------------------------------------ -------------------- ---------------------------
   Federated High Income Bond Fund II                     (0.25)                   0.75(a)
   ------------------------------------------------ -------------------- ---------------------------
   Van Kampen UIF Equity and Income Portfolio             (0.30)                   0.83(b)
   -------------------------------------------------------------------------------------------------

(a) Although not contractually obligated to do so, the shareholder services provider waived certain amounts, and for the Federated Fund for U.S. Government Securities, the adviser waived a portion of the management fee. The management fee paid by the Federated Fund for U.S. Government Securities was 0.59% for the fiscal year ended December 31, 2005.

(b) The adviser has voluntarily agreed to waive a portion or all of its management fee and/or reimburse expenses to limit total operating expenses, excluding certain investment related expenses, such as foreign country tax expense and interest expense on borrowing. Additionally, the distributor has agreed to waive a portion of the Rule 12b-1 fee for Class II shares. The distributor may terminate these voluntary waivers at any time at its sole discretion.

CONTRACT SUMMARY
--------------------------------------------------------------------------------

    This prospectus contains information about the material rights and features of the annuity contract that you should understand before investing. This summary describes the general provisions of the annuity contract.

OVERVIEW


    The contract offers a dynamic idea in retirement planning. It's designed to give you maximum flexibility in obtaining your investment goals. The contract is intended for those seeking income and long-term tax-deferred accumulation of assets to provide income for retirement or other purposes. Those considering the contract for other purposes should consult with their tax advisors. Participants in qualified plans should note that this contract does not provide any additional tax deferral benefits beyond those provided by the qualified plan and should not consider the contract for its tax treatment, but for its investment and annuity benefits. For more information, see "Purchase of Contracts."

    The contract offers a combination of variable and fixed investment options. Investments in the variable options provide results that vary and depend upon the performance of the underlying funds, and the owner assumes the risk of gain or loss according to the performance of the underlying funds while investments in the GIA or MVA provide guaranteed interest earnings subject to certain conditions. There is no guarantee that at maturity date the contract value will equal or exceed payments made under the contract. For more information, see "Investments of the Separate Account," "GIA" and "MVA."

    You also select a death benefit option that is suitable to your financial objectives. The Death Benefit Options differ in how the death benefit is calculated and in the amount of the mortality and expense risk fee. Certain age restrictions may apply to each death benefit option. For more information, see "The Accumulation Period--Payment Upon Death Before the Maturity Date " and "Taxation of Annuities in General--Nonqualified Plans" and "Taxation of Annuities in General--Qualified Plans."

INVESTMENT FEATURES

FLEXIBLE PREMIUM PAYMENTS
[diamond]  Other than the Minimum Initial Payment, there are no required premium payments.

[diamond]  You may make premium payments anytime prior to the Maturity Date.

[diamond]  You can vary the amount and frequency of your premium payments.

MINIMUM PREMIUM PAYMENT
[diamond]  Generally, the minimum initial premium payment is $3,500 for a qualified plan and $25,000 for nonqualified plans. For more information, see "Purchase of Contracts."


ALLOCATION OF PREMIUMS AND CONTRACT VALUE

[diamond]  Premium payments are invested in one or more of the subaccounts, GIA and the MVA. GIA is not available in Massachusetts. The MVA is not available for investment after the Maturity Date.

[diamond]  Prior to the Maturity Date, you may elect to transfer all or any part of the Contract Value among one or more subaccounts or the GIA, subject to the limitations established for the GIA and the restrictions related to disruptive trading and market timing. After the Maturity Date under variable annuity payment options, you may elect to transfer all or any part of the Contract Value among one or more subaccounts. For more information, refer to "GIA," "Internet, Interactive Voice Response and Telephone Transfers," and "Disruptive Trading and Market Timing."

[diamond]  Transfers between the subaccounts and from the subaccounts into the
           MVA are subject to disruptive trading and market timing restrictions. For more information, see "Disruptive Trading and Market Timing." Transfers from the MVA may be subject to market value adjustments and are subject to certain rules. For more information see "MVA" and the MVA prospectus.

[diamond]  The Contract Value allocated to the subaccounts varies with the investment performance of the funds and is not guaranteed.

[diamond]  The Contract Value allocated to the GIA will depend on deductions taken from the GIA and interest accumulated at rates we set. Subject to state insurance department approval, the Minimum Guaranteed Interest Rate will equal the statutory required minimum interest rate under applicable state insurance law where the contract is delivered (generally between 1% and 3%).


[diamond]  Payments and transfers to the GIA are subject to a maximum GIA percentage. The maximum GIA percentage is the maximum amount of a premium payment or total Contract Value that can be allocated to the GIA. The maximum amount is expressed as a percentage and that percentage will never be less than 5%.

[diamond]  If you purchase a contract with the Guaranteed Minimum Accumulation
           Benefit (GMAB) or the Guaranteed Minimum Withdrawal Benefit (GMWB), you must also elect an asset allocation or strategic program through which to allocate your premiums and Contract Value. If you purchase a contract without GMAB or GMWB, participation in a program is optional. Although we may offer other programs in the future, whether those programs will be made available to both current and prospective policy owners will be determined at the sole discretion of the Company. For more information on the programs, refer to the section on "Asset Allocation and Strategic Programs" under "The Accumulation Period."

WITHDRAWALS

[diamond]  You may partially or fully surrender the contract anytime for its
           Contract Value less any applicable surrender charge, market value adjustment and premium tax.

[diamond]  Each year you may withdraw part of your Contract Value free of any surrender charges. In the first contract year, you may withdraw up to 10% of the Contract Value at the time of the first withdrawal without surrender charges. In subsequent years, the free withdrawal amount is 10% of the Contract Value as of the end of the previous contract year. Any unused percentage of the free withdrawal amount from prior years may be carried forward to the current contract year, up to a maximum of 30% of your Contract Value as of the last contract anniversary. For more information, see "Deductions and Charges--Surrender Charges."

[diamond]  Withdrawals may be subject to a 10% penalty tax. For more information, see "Federal Income Taxes--Penalty Tax on Certain Surrenders and Withdrawals."


DEDUCTIONS AND CHARGES

FROM THE CONTRACT VALUE
[diamond]  Annual Administrative Charge--maximum of $35 each year. For more information, see "Deductions and Charges" below.


[diamond]  Guaranteed Minimum Accumulation Benefit fee --the fee equals 0.50%
           multiplied by the greater of the guaranteed amount and Contract Value on the date the fee is deducted. For more information, see "Deductions and Charges" below.

[diamond]  Guaranteed Minimum Income Benefit fee--the fee equals 0.60%
           multiplied by the greater of the guaranteed annuitization value and Contract Value on the date the fee is deducted. For more information, see "Deductions and Charges" below.

[diamond]  Guaranteed Minimum Withdrawal Benefit fee -the fee percentage will vary depending on when you elect GMWB and which Version, and option within a Version, of GMWB you elect. Version II (issued on or after December 18, 2006) - the fee is equal to a stated percentage multiplied by the greater of the Benefit Base and Contract Value on the date the fee is deducted.

-----------------------------------------------------------
         VERSION II - EFFECTIVE DECEMBER 18, 2006
-----------------------------------------------------------
          GMWB II                      GMWB II
    SINGLE LIFE OPTION           SPOUSAL LIFE OPTION
-----------------------------------------------------------
           0.75%                        0.95%
-----------------------------------------------------------

    We may increase the rider fee percentage, but it will not exceed the maximum rider fee percentage of 1.50%.

    Version I (issued prior to December 18, 2006) the fee is equal to a stated percentage multiplied by the greater of Benefit Amount and Contract Value on the date the fee is deducted.

-----------------------------------------------------------
          VERSION I - PRIOR TO DECEMBER 18, 2006
-----------------------------------------------------------
          GMWB 5                       GMWB 7
    5% Withdrawal Limit          7% Withdrawal Limit
-----------------------------------------------------------
           0.35%                        0.50%
-----------------------------------------------------------
                                 Lifetime GMWB for 2
       Lifetime GMWB            Spousal Continuation
    5% Withdrawal Limit          5% Withdrawal Limit
-----------------------------------------------------------
           0.60%                        0.70%
-----------------------------------------------------------

    We may increase the rider fee percentage, but it will not exceed the maximum rider fee percentage of 1.00%. The fee percentage is locked in on the date that this rider is added to the contract.

    For more information, see "Deductions and Charges" below.


[diamond]  Market Value Adjustment--any withdrawal from the MVA is subject to a market value adjustment and is taken from the withdrawal amount. For more information, see "MVA."

[diamond]  Surrender Charges--may occur when you surrender your contract or request a withdrawal if the assets have not been held under the contract for a specified period of time. If we impose a surrender charge, it is deducted from amounts withdrawn. The surrender charge is designed to recover the expense of distributing contracts that are terminated before distribution expenses have been recouped from revenue generated by these contracts.

           Two surrender charge schedules are available. There is no additional fee applicable to the 7-Year Surrender Charge Schedule.

7-Year Surrender Charge Schedule:

--------------------------------------------------------------
Percent                 7%   6%   5%   4%   3%  2%   1%   0%
--------------------------------------------------------------
Age of Premium
Payment in Complete     0    1    2    3    4    5   6    7+
Years
--------------------------------------------------------------

    There is an additional fee applicable to the 5-Year Surrender Charge Schedule. We will deduct a fee of 0.250% of each premium payment for five contract anniversaries following each payment.

5-Year Surrender Charge Schedule:
--------------------------------------------------------------
Percent                    7%    6%     5%    4%    3%    0%
--------------------------------------------------------------
Age of Premium Payment      0     1     2      3     4    5+
in Complete Years
--------------------------------------------------------------

    No surrender charges are taken upon the death of the owner. A declining surrender charge is assessed on withdrawals in excess of the free withdrawal amount, based on the date the premium payments are deposited.

    For more information, see "Deductions and Charges" below.

[diamond]  Taxes--taken from the Contract Value upon premium payments or commencement of annuity payments.

           o PHL Variable will reimburse itself for such taxes upon the remittance to the applicable state. For more information, see "Tax" and Appendix B.

[diamond]  Transfer Charge--currently, there is no transfer charge, however, we reserve the right to charge up to $20 per transfer after the first 12 transfers each contract year. For more information, see "Deductions and Charges" below.

FROM THE SEPARATE ACCOUNT
[diamond]  Daily administrative fee--currently, 0.125% annually. For more information, see "Deductions and Charges" below.

[diamond]  Mortality and expense risk fee--varies based on the death benefit option selected. For more information, see "Deductions and Charges" below.

OTHER CHARGES OR DEDUCTIONS

    In addition, certain charges are deducted from the assets of the funds for investment management services. For more information, see the fund prospectuses.

DEATH BENEFIT

    The death benefit is calculated differently for each death benefit option and the amount varies based on the option selected.

DEATH BENEFIT OPTIONS

    The contract offers four Death Benefit Options. At purchase, you select a death benefit option that best meets your financial needs. Each death benefit option varies in the method of death benefit calculation, the amount of the mortality and expense risk fee. Age restrictions apply to certain Death Benefit Options.

    For more information, see "The Accumulation Period--Payment Upon Death Before Maturity Date."

ADDITIONAL INFORMATION

FREE LOOK PERIOD

    You have the right to review and return the contract. If for any reason you are not satisfied, you may return it within 10 days (or later, if applicable state law requires) after you receive it and cancel the contract. You will receive in cash the Contract Value plus any charges made under this contract as of the date of cancellation. However, if applicable state law requires, we will return the original premium payments paid less any withdrawals.

    For more information, see "Free Look Period" under "Miscellaneous Provisions" below.

TERMINATION

    If on any Valuation Date the total Contract Value equals zero, the contract will immediately terminate without value, unless you elected the Guaranteed Minimum Withdrawal Benefit rider and the Benefit Amount is greater than zero.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
    Financial highlights give the historical value for a single unit of each of the available subaccounts and the number of units outstanding at the end of each of the past ten years, or since the subaccount began operations, if less. These tables are highlights only. More information, including the Separate Account and Company financial statements, is in the SAI and in the annual report. You may obtain a copy of the SAI by calling the Annuity Operations Division at 800/541-0171.

There are four different sets of financial highlight tables in this prospectus, please be sure you refer to the appropriate set for your contract. The tables are set forth in Appendix C.

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
    The financial statements of PHL Variable Accumulation Account as of December 31, 2005, and the results of its operations and the changes in its net assets for each of the periods indicated and the financial statements of PHL Variable Insurance Company as of December 31, 2005 and 2004, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2005 are contained in the Statement of Additional Information
(SAI), which you can get free of charge by calling the toll free number given on page one. The financial statements of PHL Variable Insurance Company included herein should be considered only as bearing upon the ability of PHL Variable Insurance Company to meet its obligations under the policies. You should not consider them as bearing on the investment performance of the assets held in the Separate Account or the Guaranteed Interest Account rates that we credit during a guarantee period.

PERFORMANCE HISTORY
--------------------------------------------------------------------------------
    We may include the performance history of the subaccounts in advertisements, sales literature or reports. Performance information about each subaccount is based on past performance only and is not an indication of future performance. Historical returns are usually calculated for one year, five years and ten years. If the subaccount has not been in existence for at least one year, returns are calculated from inception of the subaccount. Standardized average annual total return is measured by comparing the value of a hypothetical $1,000 investment in the subaccount at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at Net Asset Value and the deduction of all applicable contract and surrender charges except for taxes (which may vary by state). See the SAI for more information.

THE VARIABLE ACCUMULATION ANNUITY
--------------------------------------------------------------------------------
    The individual deferred variable accumulation annuity contract (the "contract") issued by PHL Variable is significantly different from a fixed annuity contract in that, unless the GIA or MVA is selected, it is the owner under a contract who bears the risk of investment gain or loss rather than PHL Variable. To the extent that premium payments are not allocated to the GIA or MVA, the amounts that will be available for annuity payments under a contract will depend on the investment performance of the amounts allocated to the subaccounts. Upon the maturity of a contract, the amounts held under a contract will continue to be invested in the Separate Account and monthly annuity payments will vary in accordance with the investment experience of the variable investment options selected. However, a fixed annuity may be elected, in which case the amounts held under a contract will be transferred to the General Account of PHL Variable and PHL Variable will guarantee specified monthly annuity payments.

PHL VARIABLE AND THE SEPARATE ACCOUNT
--------------------------------------------------------------------------------
    We are PHL Variable Insurance Company, a Connecticut stock life insurance company incorporated on July 15, 1981. We sell life insurance policies and annuity contracts through producers of affiliated distribution companies and through brokers. Our executive and administrative office is located at One American Row, Hartford, Connecticut, 06103-2899.

     PHL Variable is a wholly owned subsidiary of Phoenix Life Insurance Company ("Phoenix") through its holding company, PM Holdings, Inc. Phoenix is a life insurance company, which is wholly owned by The Phoenix Companies, Inc. ("PNX"), which, is a manufacturer of insurance, annuity and asset management products.

    On December 7, 1994, we established the Separate Account, a separate account created under the insurance laws of Connecticut. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and it meets the definition of a "separate account" under the 1940 Act. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment practices or policies of the Separate Account or of PHL Variable.

     Under Connecticut law, all income, gains or losses, whether or not realized, of the Separate Account must be credited to or charged against the amounts placed in the Separate Account without regard to the other income, gains and losses from any other business or activity of PHL Variable. The assets of the Separate Account may not be used to pay liabilities arising out of any other business that we may conduct. The Separate Account has several subaccounts that invest in underlying mutual funds. Obligations under the contracts are obligations of PHL Variable Insurance Company.

    Contributions to the GIA and MVA are not invested in the Separate Account; rather, they become part of the general account of PHL Variable (the "General Account"). The General Account supports all insurance and annuity obligations of PHL Variable and is made up of all of its general assets other than those allocated to any separate account such as the Separate Account. For more information, see "GIA."

INVESTMENTS OF THE SEPARATE ACCOUNT
--------------------------------------------------------------------------------
PARTICIPATING INVESTMENT FUNDS
[diamond]  AIM Variable Insurance Funds
[diamond]  The Alger American Fund
[diamond]  DWS Scudder Investments VIT Funds
[diamond]  Federated Insurance Series
[diamond]  Fidelity(R) Variable Insurance Products
[diamond]  Franklin Templeton Variable Insurance Products Trust
[diamond]  Lazard Retirement Series
[diamond]  Lord Abbett Series Fund, Inc.
[diamond]  Neuberger Berman Management Trust
[diamond]  Oppenheimer Variable Account Fund
[diamond]  The Phoenix Edge Series Fund
[diamond]  PIMCO Variable Insurance Trust
[diamond]  The Rydex Variable Trust
[diamond]  The Universal Institutional Funds, Inc.
[diamond]  Wanger Advisors Trust

     For additional information concerning the available investment options, please see Appendix A.

    Each investment option is subject to market fluctuations and the risks that come with the ownership of any security, and there can be no assurance that any Series will achieve its stated investment objective.

    For additional information concerning the funds, please see the appropriate fund prospectuses, which should be read carefully before investing. Copies of the fund prospectuses may be obtained by writing or calling our Annuity Operations Division at the address or telephone number provided on the first page of this prospectus.

     The shares of the funds are not directly offered to the public. Shares of the funds are currently offered through separate accounts to fund variable accumulation annuity contracts and variable universal life insurance policies issued by PHL Variable, Phoenix, and Phoenix Life and Annuity Company ("PLAC"). Shares of the funds may be offered to separate accounts of other insurance companies.

    The company and its affiliates may have arrangements with the funds' investment advisor, subadvisor, distributor, and/or affiliated companies under which the company or its affiliates receive payments in connection with the provision of administrative, marketing or other support services to the funds. Proceeds of these payments may be used for any corporate purposes, including payment of expenses that the company and its affiliates incur in promoting, issuing, distributing and administering the contracts The company may profit from these fees.

    In general, the payments are based on a percentage of the average assets of each fund allocated to the subaccount under the contract, or other contracts that may be offered by the company. The amount of the payment is negotiated by the company and the fund, and varies with each fund. Aggregate fees relating to the different funds may be as much as 0.40% of the average net assets of a fund attributable to the relevant contracts. A portion of these fees may come from rule 12b-1 fees that are paid by the fund out of its assets as part of total fund expenses.

    The interests of variable annuity Contract Owners and variable life policy owners could diverge based on differences in federal and state regulatory requirements, tax laws, investment management or other unanticipated developments. Currently, we do not foresee any such differences or disadvantages at this time. However, we intend to monitor for any material conflicts and will determine what action, if any should be taken in response to such conflicts. If such a conflict were to occur, one or more separate accounts might be required to withdraw its investments in the fund or shares of another fund may be substituted.

INVESTMENT ADVISORS AND SUBADVISORS
    For a complete list of advisors and subadvisors, please see Appendix A.

SERVICES OF THE ADVISORS
    The advisors and subadvisor continually furnish an investment program for each Series and manage the investment and reinvestment of the assets of each Series subject at all times to the authority and supervision of the trustees. A detailed discussion of the investment advisors and subadvisors, and the investment advisory and subadvisory agreements, is contained in the fund prospectuses.

GIA
--------------------------------------------------------------------------------

    Note: Currently if you elect GMAB or GMWB, you cannot transfer or allocate premiums and Contract Values to the GIA. Your premiums must be allocated in accordance to an asset allocation or strategic program. We may remove this restriction at any time in the future, e.g. if you participate in an Enhanced Dollar Cost Averaging Program.


    In addition to the Separate Account, you may allocate premiums or transfer values to the GIA. Amounts you allocate or transfer to the GIA become part of our general account assets. You do not share in the investment experience of those assets. Rather, we guarantee a minimum rate of return on the allocated amount, as provided under the terms of your product. Although we are not obligated to credit interest at a higher rate than the minimum, we may credit interest at a higher rate than the minimum for new and existing deposits.

    We reserve the right to limit total deposits to the GIA, including transfers, to no more than $250,000 during any one-week period per policy.

    Prior to the Maturity Date you may make transfers into or out of the GIA subject to the GIA restrictions described in this section. In general, you may make only one transfer per year out of the GIA. The amount that can be transferred out is limited to the greater of $1,000 or 25% of the Contract Value in the GIA as of the date of the transfer. Also, the Contract Value allocated to the GIA may be transferred out to one or more of the subaccounts over a consecutive 4-year period according to the following schedule:

[diamond]  Year One:     25% of the total value
[diamond]  Year Two:     33% of remaining value
[diamond]  Year Three:   50% of remaining value
[diamond]  Year Four:    100% of remaining value

    Transfers from the GIA may also be subject to other rules as described throughout this prospectus. The GIA is available only during the accumulation phase of your contract.

    Because of exemptive and exclusionary provisions, we have not registered interests in our general account under the Securities Act of 1933. Also, we have not registered our general account as an investment company under the 1940 Act, as amended. Therefore, neither the general account nor any of its interests are subject to these Acts, and the SEC has not reviewed the general account disclosures. These disclosures may, however, be subject to certain provisions of the federal securities law regarding accuracy and completeness of statements made in this prospectus.

GIA RESTRICTIONS
    Contracts are subject to a Maximum GIA Percentage provision that restricts investments in the GIA. The Maximum GIA Percentage will never be less than 5%. No more than the Maximum GIA Percentage of each premium payment may be allocated to the GIA. We will not permit transfers into the GIA during the first year, nor allow any transfers during subsequent years that would result in GIA investments exceeding the Maximum GIA Percentage of Contract Value. If you elect the Guaranteed Minimum Accumulation Benefit or the Guaranteed Minimum Withdrawal Benefit, you may not allocate premiums or transfer values to the GIA. These restrictions as well as the availability of the GIA are subject to state insurance department approval. GIA is not available in Massachusetts.

MVA
--------------------------------------------------------------------------------
    The MVA is an account that pays interest at a guaranteed rate if amounts allocated to the MVA are held to the end of the guarantee period. If amounts are withdrawn, transferred or applied to an Annuity Payment Option before the end of the guarantee period, a market value adjustment will be made. The MVA is available only during the accumulation phase of your contract. If you elect the Guaranteed Minimum Accumulation Benefit or the Guaranteed Minimum Withdrawal Benefit, you may not allocate premiums or transfer values to the MVA. The MVA option currently offers different guarantee periods, which provide you with the ability to earn interest at different guaranteed rates on all or part of your Contract Value. Each allocation has its own guaranteed rate and expiration date. Because we change guaranteed rates periodically, amounts allocated to a guarantee period at different times will have different guaranteed rates and expiration dates. The applicable guaranteed rate, however, does not change during the guarantee period.

    We will notify you of the expiration of the guarantee period and of your available options within 30 days of the expiration date. You will have 15 days before and 15 days following the expiration date ("window period") to notify us of your election. During this window period, any withdrawals or transfers from the MVA will not be subject to a market value adjustment. Unless you elect to transfer funds to a different guarantee period, to the subaccounts of the Separate Account, to the GIA or elect to withdraw funds, we will begin another guarantee period of the same duration as the one just ended and credit interest at the current rate for that new guarantee period. If you choose a guarantee period that is no longer available or if your original guarantee period is no longer available, we will use the guarantee period with the next longest duration.

    We reserve the right, at any time, to discontinue guarantee periods or to offer guarantee periods that differ from those available at the time your contract was issued. Since guarantee periods may change, please contact us to determine the current guarantee periods being offered.

    Any withdrawal from the MVA will be subject to a market value adjustment unless the effective date of the withdrawal is within the window period. The market value adjustment will be applied to the amount being withdrawn after the deduction of any applicable administrative charge and before the deduction of any applicable contingent deferred sales charges (surrender charges). The market value adjustment can be positive or negative. The amount being withdrawn after application of the market value adjustment can be greater than or less than the amount withdrawn before the application of the market value adjustment.

    A market value adjustment will not be applied upon the payment of the death benefit.

    The market value adjustment will reflect the relationship between the current rate (defined below) for the amount being withdrawn and the guaranteed rate. It is also reflective of the time remaining in the applicable guarantee period. Generally, if the guaranteed rate is equal to or lower than the applicable current rate, the market value adjustment will result in a lower payment upon withdrawal. Conversely, if the guaranteed rate is higher than the applicable current rate, the market value adjustment will produce a higher payment upon withdrawal. Assets allocated to the MVA are not part of the assets allocated to the Separate Account or to PHL Variable's general account. The availability of the MVA is subject to state approval. The MVA is more fully described in a separate prospectus that should be read carefully before investing.


DEDUCTIONS AND CHARGES
--------------------------------------------------------------------------------


5-YEAR SURRENDER CHARGE FEE
    If you elect the 5-Year Surrender Charge Schedule, we will deduct a fee for five contract anniversaries following each premium payment. The fee is calculated by applying the fee percentage to each premium payment. If multiple premium payments are submitted in any one year, these will be added together and the fee applied to the total. The fee is deducted in arrears on each contract anniversary date and upon full surrender of the contract. If you surrender your contract on any other date than the contract anniversary, the fee will be deducted proportionately based on the number of months completed during the contract year.

    The fee percentage is locked in at the time you elect this benefit. Currently the fee percentage is equal to 0.250%. However, we reserve the right to charge up to 1.000%.

ANNUAL ADMINISTRATIVE CHARGE
    We deduct an annual administrative charge from the Contract Value. This charge is used to reimburse us for some of the administrative expenses we incur in establishing and maintaining the contracts.

    The maximum and current annual administrative charge under a contract is $35. This charge is deducted annually on the contract anniversary date. It is deducted on a pro rata basis from the subaccounts, GIA or MVA in which you have an interest. If you fully surrender your contract, the full administrative fee if applicable, will be deducted at the time of surrender. The administrative charge will not be deducted (either annually or upon withdrawal) if your Contract Value is $50,000 or more on the day the administrative charge is due. This charge may be decreased but will never increase. If you elect Annuity Payment Options I, J, K, M or N, the annual administrative charge after the Maturity Date will be deducted from each annuity payment in equal amounts.

DAILY ADMINISTRATIVE FEE
    We make a daily deduction from the Contract Value to cover the costs of administration. This current fee is based on an annual rate of 0.125% and is taken against the net assets of the subaccounts. It compensates the company for administrative expenses that exceed revenues from the annual administrative charge described above. (This fee is not deducted from the GIA or MVA).

GUARANTEED MINIMUM ACCUMULATION BENEFIT FEE
    If the Guaranteed Minimum Accumulation Benefit rider is part of your contract, we will deduct a fee. The fee is deducted on each contract anniversary during the ten-year term. If this benefit terminates on a contract anniversary prior to the end of the term for any reason other than death or commencement of annuity payments, the entire fee will be deducted. If this benefit terminates on any other day prior to the end of the term for any reason other than death or commencement of annuity payments, a prorated portion of the fee will be deducted. The rider fee will be deducted from the total Contract Value with each subaccount bearing a pro rata share of such fee based on the proportionate Contract Value of each subaccount. We will waive the fee if the benefit terminates due to death or commencement of annuity payments.


    The fee percentage is locked in at the time you elect this benefit. Currently, the fee percentage is equal to 0.500%, multiplied by the greater of the guaranteed amount and Contract Value on the day that the fee is deducted. However, we reserve the right to charge up to 1.000%, multiplied by the greater of the guaranteed amount or Contract Value on the day that the fee is deducted.


    If you elect the Guaranteed Minimum Accumulation Benefit, you will be unable to elect either the Guaranteed Minimum Income Benefit or the Guaranteed Minimum Withdrawal Benefit.

GUARANTEED MINIMUM INCOME BENEFIT FEE
    If the Guaranteed Minimum Income Benefit rider is part of your contract, we will deduct a fee. The fee is deducted on each contract anniversary that this rider is in effect. If this rider terminates on the contract anniversary, the entire fee will be deducted. If this rider terminates on any other day, a prorated portion of the fee will be deducted. The rider fee will be deducted from the total Contract Value with each subaccount, GIA and MVA, if available, bearing a pro rata share of such fee based on the proportionate Contract Value of each subaccount, GIA and MVA. We will waive the rider fee if the Contract Value on any contract anniversary is greater than twice the guaranteed annuitization value.

    The maximum fee percentage is 1.000% multiplied by the greater of the guaranteed annuitization value or the Contract Value on the date the fee is deducted. The fee percentage is locked in at the time you elect this benefit. Currently the fee percentage for this rider is equal to 0.600% multiplied by the greater of the guaranteed annuitization value and the Contract Value on the date the rider fee is deducted.

     If you elect the Guaranteed Minimum Income Benefit, you will be unable to elect either the Guaranteed Minimum Accumulation Benefit or the Guaranteed Minimum Withdrawal Benefit.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT FEE

    If the Guaranteed Minimum Withdrawal Benefit rider is part of your contract, we will deduct a fee. The fee is deducted on each contract anniversary that this rider is in effect. If this rider terminates on a contract anniversary for any reason other than death or commencement of annuity payments, the entire fee will be deducted. If this rider terminates on any other day, for any reason other than death or commencement of annuity payments, a prorated portion of the fee will be deducted. The rider fee will be deducted from the total Contract Value with each subaccount bearing a pro rata share of such fee based on the proportionate Contract Value of each subaccount. We will waive the fee if the benefit terminates due to death or commencement of annuity payments.

    The fee percentage will vary depending on when you elect GMWB and which Version, and option within a Version, of GMWB you elect.

    For Version II (issued on or after December 18, 2006), the fee is equal to a stated percentage multiplied by the greater of the Benefit Base and Contract Value on the date that the fee is deducted. The current fee percentages are listed below:

-----------------------------------------------------------
        VERSION II - EFFECTIVE DECEMBER 18, 2006
-----------------------------------------------------------
          GMWB II                      GMWB II
    SINGLE LIFE OPTION           SPOUSAL LIFE OPTION
-----------------------------------------------------------
           0.75%                        0.95%
-----------------------------------------------------------

    We may increase the rider fee percentage, but it will not exceed the maximum rider fee percentage of 1.50%.

    For Version I (issued prior to December 18, 2006), the fee is equal to a stated percentage multiplied by the greater of Benefit Amount and Contract Value on the date the fee is deducted. The current fee percentages are listed below:

-----------------------------------------------------------
         VERSION I - PRIOR TO DECEMBER 18, 2006
-----------------------------------------------------------
          GMWB 5                       GMWB 7
    5% WITHDRAWAL LIMIT          7% WITHDRAWAL LIMIT
-----------------------------------------------------------
           0.35%                        0.50%
-----------------------------------------------------------
                                 LIFETIME GMWB FOR 2
       LIFETIME GMWB            SPOUSAL CONTINUATION
    5% WITHDRAWAL LIMIT          5% WITHDRAWAL LIMIT
-----------------------------------------------------------
           0.60%                        0.70%
-----------------------------------------------------------

    We may increase the rider fee percentage, but it will not exceed the maximum rider fee percentage of 1.00%. The fee percentage is locked in on the date that this rider is added to the contract.

    If you elect the Guaranteed Minimum Withdrawal Benefit, you will be unable to elect either the Guaranteed Minimum Accumulation Benefit or the Guaranteed Minimum Income Benefit.


MARKET VALUE ADJUSTMENT
    Any withdrawal from your MVA will be subject to a market value adjustment. See the MVA prospectus for information relating to this option.

MORTALITY AND EXPENSE RISK FEE
    We make a daily deduction from each subaccount for the mortality and expense risk fee. The charge is assessed against the daily net assets of the subaccounts and varies based on the death benefit option you selected. The current charge under each death benefit option is equal to the following percentages on an annual basis:

-----------------------------------------------------------
  DEATH BENEFIT OPTION 1       DEATH BENEFIT OPTION 2
     RETURN OF PREMIUM             ANNUAL STEP-UP
-----------------------------------------------------------
          1.125%                       1.375%
-----------------------------------------------------------
  DEATH BENEFIT OPTION 3       DEATH BENEFIT OPTION 4
   EARNINGS ENHANCEMENT     GREATER OF ANNUAL STEP-UP OR
          BENEFIT                  ANNUAL ROLL-UP
-----------------------------------------------------------
          1.375%                       1.625%
-----------------------------------------------------------

    Although you bear the investment risk of the Series in which you invest, once you begin receiving annuity payments that carry life contingencies the annuity payments are guaranteed by us to continue for as long as the Annuitant lives. We assume the risk that Annuitants as a class may live longer than expected (requiring a greater number of annuity payments) and that our actual expenses may be higher than the expense charges provided for in the contract.

    In assuming the mortality risk, we promise to make these lifetime annuity payments to the owner or other payee for as long as the Annuitant lives.

    No mortality and expense risk fee is deducted from the GIA or MVA. If the charges prove insufficient to cover actual administrative costs, then the loss will be borne by us; conversely, if the amount deducted proves more than sufficient, the excess will be a profit to us.

    We have concluded that there is a reasonable likelihood that the distribution financing arrangement being used in connection with the contract will benefit the Separate Account and the Contract Owners.

SURRENDER CHARGES
    A surrender charge may apply to withdrawals or a full surrender of the contract prior to the Maturity Date or after the Maturity Date under Variable Annuity Payment Options K or L. The amount of a surrender charge depends on the period of time your premium payments are held under the contract and which surrender schedule you elected (refer to the charts shown below). The surrender charge is designed to recover the expense of distributing contracts that are terminated before distribution expenses have been recouped from revenue generated by these contracts. They are deferred charges because they are not deducted from premiums. Surrender charges are waived on the free withdrawal amount and on death benefits. Surrender charges will also be waived when you begin taking annuity payments provided your contract has been in effect for five years. Also, no surrender charge will be taken after the annuity period has begun except with respect to unscheduled withdrawals under Annuity Payment Options K or L. For more information, see "Annuity Payment Options." Any surrender charge imposed is deducted from amounts withdrawn. The surrender charge is calculated on a first-in, first-out basis. In other words, we calculate your surrender charge by assuming your withdrawal is applied to premium payments in the order your premium payments were received.

    The surrender charge is deducted from amounts withdrawn in excess of the free withdrawal amount available at the time of the withdrawal up to the total of all premium payments paid less any prior withdrawals for which a surrender charge was paid. The free withdrawal amount is equal to 10% of the Contract Value. In the first contract year, you may withdraw up to 10% of the Contract Value at the time of the first withdrawal without surrender charges. In subsequent years, the free withdrawal amount is 10% of the Contract Value as of the end of the previous contract year. Any unused percentage of the free withdrawal amount from prior years may be carried forward to the current contract year, up to a maximum of 30% of your Contract Value as of the last contract anniversary.

    The surrender charges, expressed as a percentage of the amount withdrawn in excess of the 10% free withdrawal amount, are as follows:

7-Year Surrender Charge Schedule (no fee charged)
--------------------------------------------------------------
Percent                7%   6%   5%   4%   3%   2%  1%   0%
--------------------------------------------------------------
Age of Premium
Payment in Complete    0    1    2    3    4    5   6    7+
Years
--------------------------------------------------------------

5-Year Surrender Charge Schedule (additional fee charged)
---------------------------------------------------------------
Percent                  7%     6%    5%    4%    3%    0%
---------------------------------------------------------------
Age of Premium
Payment in Complete      0      1     2     3     4     5+
Years
---------------------------------------------------------------

    If you elect the 5-Year Surrender Charge Schedule, we will deduct a fee of 0.250% of each premium payment for five contract anniversaries following each premium payment. The fee will be deducted in arrears on each contract anniversary for five years. If this benefit terminates on any other day for any reason other than death or commencement of annuity payments, a pro rated portion of the fee will be deducted.

    This contract allows you to choose between two distinct Surrender Charge Schedules. You should consult with a qualified financial advisor before making your election.

    Amounts deducted to pay the surrender charges on partial withdrawals are subject to a surrender charge. A surrender charge will be deducted from the affected subaccounts, GIA and MVA on a pro rata basis. If you request a net withdrawal of a specified amount, we will deduct the surrender charges from the remaining Contract Value. This will result in an additional surrender charge when a net withdrawal is requested. If you request a gross withdrawal of a specified amount, we will deduct the surrender charges from the amount requested. Any distribution costs not paid for by surrender charges will be paid by PHL Variable from the assets of the General Account.

    Any withdrawal from the MVA will be subject to a market value adjustment unless the effective date of the withdrawal is within the window period. The market value adjustment will be applied to the amount being withdrawn after the deduction of any applicable administrative charge and before the deduction of any applicable surrender charges. The market value adjustment can be positive or negative. The amount being withdrawn after application of the market value adjustment can be greater than or less than the amount withdrawn before the application of the market value adjustment. For more information, see "MVA" or refer to the MVA prospectus.

    Under this contract surrender charges may be waived due to two life situations: admission into a nursing home or a terminal illness. There are no fees for these waivers.

    NURSING HOME WAIVER. Prior to Maturity Date, you may surrender all or a portion of the Contract Value without a surrender charge, provided that:

    (a) more than one year has elapsed since the Contract Date; and
    (b) the withdrawal is requested within two years of the owner's admission into a Licensed Nursing Home Facility; and
    (c) the owner has been confined to the Licensed Nursing Home Facility (as defined below) for at least the preceding 120 days.

    This waiver is subject to state approval (note: this waiver is not available in Massachusetts).

    Licensed Nursing Home Facility: a state licensed hospital or state licensed skilled or intermediate care nursing facility at which medical treatment is available on a daily basis. The owner must provide us with satisfactory evidence of confinement by written notice.

    TERMINAL ILLNESS WAIVER. Prior to Maturity Date, you may surrender all or a portion of the Contract Value without a surrender charge, provided that we receive proof, satisfactory to us, of the owner's terminal illness which is defined as an illness or condition that is expected to result in the owner's death within six months.

     This waiver is subject to state approval (note: this waiver is not available in Massachusetts).

TAX
    Tax is considered to be any tax charged by a state or municipality on premium payments, whether or not characterized as purchase payment premium tax (or premium tax). It is also other state or local taxes imposed or any other governmental fees which may be required based on the laws of the state or municipality of delivery, the owner's state or municipality of residence on the Contract Date. Taxes on premium payments currently range from 0% to 3.5% (the amount of state premium payment tax, if any, will vary from state to state), depending on the state. We will pay any premium payment tax, any other state or local taxes imposed or other governmental fee due and will only reimburse ourselves upon the remittance to the applicable state. For a list of states and taxes, see "Appendix B."

    We reserve the right, when calculating unit values, to deduct a credit or fee with respect to any taxes we have paid for or reserved during the valuation period that we determine to be attributable to the operation of a fund. No federal income taxes are applicable under present law and we are not presently making any such deduction.

TRANSFER CHARGE
    Currently, there is no charge for transfers; however, we reserve the right to charge a transfer fee of up to $20 per transfer after the first 12 transfers in each contract year to defray administrative costs.

REDUCED FEES, CREDITS AND EXCESS INTEREST
    We may reduce or eliminate the mortality and expense risk fee or the withdrawal charge, or credit excess interest, when sales of the contracts are made to certain individuals or groups of individuals that result in savings of sales expenses. We will consider the following characteristics:

(1) the size and type of the group of individuals to whom the contract is offered;

(2) the amount of anticipated purchase payments;

(3) whether there is a preexisting relationship with the Company such as being an employee of the Company or its affiliates and their spouses; or to employees or agents who retire from the Company or its affiliates or Phoenix Equity Planning Corporation ("PEPCO"), or its affiliates or to registered representatives of the principal underwriter and registered representatives of broker-dealers with whom PEPCO has selling agreements; and

(4) internal transfers from other contracts issued by the Company or an affiliate, or making transfers of amounts held under qualified plans sponsored by the Company or an affiliate.

    Any reduction or elimination of the mortality and expense risk fee or the withdrawal charge or credit of excess interest will not unfairly discriminate against any person. We will make any reduction or credit according to our own rules in effect at the time the contract was issued. We reserve the right to change these rules from time to time.

OTHER CHARGES
    As compensation for investment management services, the advisors to the funds are entitled to a fee, payable monthly and based on an annual percentage of the average daily Net Asset Values of each Series. These fund charges and other fund expenses are described more fully in the fund prospectuses.

THE ACCUMULATION PERIOD
--------------------------------------------------------------------------------
    The accumulation period is that time before annuity payments begin during which your premium payments into the contract remain invested.

ACCUMULATION UNITS
    An Accumulation Unit is used to calculate the value of a contract. Each subaccount has a corresponding accumulation unit value. The number of Accumulation Units of a subaccount purchased with a specific premium payment will be determined by dividing the premium payment by the value of an Accumulation Unit in that subaccount next determined after receipt of the premium payment. The value of the Accumulation Units of a subaccount will vary depending upon the investment performance of the applicable Series of the funds, the expenses charged against the fund and the charges and deductions made against the subaccount.

ACCUMULATION UNIT VALUES
    On any date before the Maturity Date of the contract, the total value of the Accumulation Units in a subaccount can be computed by multiplying the number of such units by the value of an Accumulation Unit on that date. The value of an Accumulation Unit on a day other than a Valuation Date is the value of the Accumulation Unit on the next Valuation Date. The number of Accumulation Units credited to you in each subaccount and their current value will be reported to you at least annually.

PURCHASE OF CONTRACTS
    Generally, we require minimum initial premium payments of:

[diamond]  Nonqualified plans--$25,000

[diamond]  Bank draft program--$150
           o You may authorize your bank to draw $150 or more from your personal checking account monthly to purchase units in any available subaccount or for deposit in the GIA or MVA. The amount you designate will be automatically invested on the date the bank draws on your account.

[diamond]  Qualified plans--$3,500

The initial payment is due and payable before the contract becomes effective. We require minimum subsequent premium payments of $100.

    The minimum age of the proposed owner to purchase a Contract is the age of majority in the state where the Contract is being purchased, or a guardian must act on your behalf. Generally, a contract may not be purchased for a proposed owner who is 86 years of age or older. Total premium payments in excess of $1,000,000 cannot be made without our permission. While the owner is living and the contract is in force, premium payments may be made anytime before the Maturity Date of a contract.

    Your initial payments will be applied within two days of our receipt if the application for a contract is complete. If an incomplete application is completed within five business days of receipt by our Annuity Operations Division, your payment will be applied within two days of the completion of the application. If our Annuity Operations Division does not accept the application within five business days or if an order form is not completed within five business days of receipt by our Annuity Operations Division, then your payment will be immediately returned. You may request us to hold your premium payment after the five day period while the application is completed and within two days after completion we will apply your premium payment. Please note that prior to the completion of your application or order form, we will hold the premium in a suspense account, which is a noninterest bearing account. Additional payments allocated to the GIA are deposited on the date of receipt of payment at our Annuity Operations Division. Additional payments allocated to subaccounts are used to purchase accumulation units of the subaccount(s), at the value of such Units next determined after the receipt of the payment at our Annuity Operations Division.

    Premium payments received under the contract will be allocated in any combination to any subaccount, GIA or MVA in the proportion you elect or as otherwise changed by you from time to time; or in an approved asset allocation or strategic program, as described below.

    In certain circumstances we may reduce the minimum initial or subsequent premium payment amount we accept for a contract. Factors in determining qualifications for any such reduction include:

(1) the make-up and size of the prospective group;
(2) the method and frequency of premium payments; and
(3) the amount of compensation to be paid to registered representatives on each premium payment.

    Any reduction will not unfairly discriminate against any person. We will make any such reduction according to our own rules in effect at the time the premium payment is received. We reserve the right to change these rules from time to time.

    Payments to the GIA are subject to the Maximum GIA Percentage. If you elect the Guaranteed Minimum Accumulation Benefit or the Guaranteed Minimum Withdrawal Benefit, you may not allocate premiums or transfer values to the GIA or MVA.

ADDITIONAL PROGRAMS
    You may elect any of the additional programs described below at no charge. If you purchase a contract with GMAB or GMWB, you must also elect an asset allocation or strategic program on the Contract Date. Otherwise you may elect any of the programs at any time. We may discontinue, modify or amend these programs as well as offer new programs in the future.

ASSET ALLOCATION AND STRATEGIC PROGRAMS
    Asset allocation and strategic programs (referred to as "programs" throughout this section) are intended to optimize the selection of investment options for a given level of risk tolerance, in order to attempt to maximize returns and limit the effects of market volatility. The programs reflect the philosophy that diversification among asset classes may help reduce volatility and boost returns over the long term. An asset class is a category of investments that have similar characteristics, such as stocks, or bonds. Within asset classes there are often further divisions. For example, there may be divisions according to the size of the issuer (large cap, mid cap, small cap) or type of issuer (government, corporate, municipal).

    We currently offer the following: programs: Franklin Templeton Founding Investment Strategy, Phoenix-Ibbotson Strategic Asset Allocation, and Phoenix-S&P Dynamic Asset Allocation Series* which are described below. For ease of reference, throughout this section of the prospectus, we refer to these asset allocation and strategic programs, simply as "programs", and we refer to the asset allocation options available within the programs, as "options." There is presently no additional charge for participating in these programs and options. We may, on a prospective basis, charge fees for individual programs and may vary fees among the available programs.

    You may participate in only one program at a time. Subject to regulatory requirements and approvals, in the future we may modify or eliminate any existing program or option, or may offer other asset allocation services which, at our discretion, may be available to current and/or prospective contract owners. For the most current information on any program or option, please contact your registered representative.

    *"S&P," "S&P 500," "SPDR," "Standard & Poor's" and "Standard & Poor's Depositary Receipts" are registered trademarks of The McGraw-Hill Companies, Inc.

SELECTING A PROGRAM AND OPTION
    If you purchase a contract without GMAB or GMWB, participation in a program is not required. If you are interested in adding a program, consult with your registered representative to discuss your choices. For certain programs, a questionnaire may be used to help you and your registered representative assess your financial needs, investment time horizon, and risk tolerance. You should periodically review these factors to determine if you need to change programs or options. You may at any time switch your current program or option, as well as to any modified or new programs or options the Company may make available. You may cancel your participation in a program at any time, and later re-enroll in a program, after first consulting with your registered representative and then contacting our Main Administrative Office. If a program is eliminated, you will receive notice and you may choose, in consultation with your registered representative, among the other programs available at that time.

PROGRAM REQUIRED FOR GMAB AND GMWB
    If you purchase a contract with GMAB or GMWB, you must select one of the approved programs through which to allocate your premium payments and Contract Values. When you participate in a program 100% of your premium payments and Contract Value will be allocated to the subaccounts in accordance with your selected program and option within that program.

    You should consult with your registered representative when you initially select a program and periodically review your program with your registered representative to determine if you need to change programs or options. You may switch your current program or option to another as well as to any modified or new programs or options the Company may make available. Although you may cancel your participation in a program, you should consult your registered representative before doing so, as canceling the program will cause GMAB or GMWB to terminate without value. You may later re-enroll in a program but re-enrollment will not reinstate GMAB or GMWB if it already terminated. You may only make the above referenced changes annually within a 30-day period surrounding your contract anniversary (15 days prior and 15 days following). If a program is eliminated while GMAB or GMWB are in effect, you will receive notice of such elimination, and you must choose, in consultation with your registered representative, among the other programs and options available at that time. Otherwise, GMAB or GMWB will terminate without value.

    The following programs are currently available:

[diamond]  FRANKLIN TEMPLETON FOUNDING INVESTMENT STRATEGY
Through the Franklin Templeton Founding Investment Strategy, premium payments and contract value are allocated equally (33 1/3%) to the three subaccounts listed below. On a monthly basis, we will rebalance the contract value allocated to the three subaccounts back to the original allocation of 33 1/3% in each subaccount.

    o   Franklin Income Securities Fund
    o   Mutual Shares Securities Fund
    o   Templeton Growth Securities Fund

[diamond]  PHOENIX-IBBOTSON STRATEGIC ASSET ALLOCATION
PHL Variable and Ibbotson Associates have developed five asset allocation options, each comprised of selected combinations of subaccounts. The options approved for use are:

    o   Conservative Portfolio
    o   Moderately Conservative Portfolio
    o   Moderate Portfolio
    o   Moderately Aggressive Portfolio
    o   Aggressive Portfolio

    On a periodic basis (typically annually), Ibbotson evaluates the options and updates them to respond to market conditions and to ensure style consistency. If you select one of the Phoenix-Ibbotson options, your initial premium payment (contract value for in force policies), and subsequent premium payments will be allocated in accordance with the current preset allocation in place at that time, and that preset allocation will continue to apply in future years, unless you request a change to the newest version of the option. You should consult with your registered representative for the most current information on this program and the options within the program. You may elect to periodically rebalance your contract value. Please see the "Asset Rebalancing Program" section for more information.

[diamond]  PHOENIX-S&P DYNAMIC ASSET ALLOCATION SERIES
    The Phoenix-S&P Dynamic Asset Allocation Series are "funds of funds" that invest in other mutual funds based on certain target percentages. The series were designed on established principles of asset allocation and are intended to provide various levels of potential total return at various levels of risk. Asset allocations are updated quarterly, or more often, depending on changes in the economy or markets. Each option is rebalanced regularly to the most recent allocations. The options approved for use are:

    o   Phoenix-S&P Dynamic Asset Allocation Series: Moderate
    o   Phoenix-S&P Dynamic Asset Allocation Series: Moderate Growth
    o   Phoenix-S&P Dynamic Asset Allocation Series: Growth
    o   Phoenix-S&P Dynamic Asset Allocation Series: Aggressive Growth

    If you should elect any of the programs listed below, transfers made under these programs will not reduce the 12 transfers per year limit under this contract.

ASSET REBALANCING PROGRAM
    The Asset Rebalancing Program allows you to specify the percentage levels you would like to maintain among the subaccounts. Asset Rebalancing does not permit transfers to or from the GIA or the MVA. We will automatically rebalance contract values among the subaccounts to maintain your selected allocation percentages. You can choose to have us make these transfers monthly, quarterly, semiannually or annually. You may start or discontinue this program at any time by submitting a written request or calling our Annuity Operations Division. The Asset Rebalancing Program does not ensure a profit nor guarantee against a loss in a declining market. The Asset Rebalancing Program is not available while the Dollar Cost Averaging Program is in effect. The Asset Rebalancing Program is not available if you are invested in the Phoenix-S&P Dynamic Asset Allocation Series, or the Franklin Templeton Founding Investment Strategy.


DOLLAR COST AVERAGING PROGRAM
    You also may elect to transfer funds automatically among the subaccounts or GIA on a monthly, quarterly, semiannual or annual basis under the Dollar Cost Averaging Program. Generally, the minimum initial and subsequent transfer amounts are $25 monthly, $75 quarterly, $150 semiannually or $300 annually. Also, premium payments of $1,000,000 or more require our approval before we will accept them for processing. You must have an initial value of $2,000 in the GIA or in the subaccount from which funds will be transferred (sending subaccount), and if the value in that subaccount or the GIA drops below the amount to be transferred, the entire remaining balance will be transferred and no more systematic transfers will be processed. Values may be transferred from only one sending subaccount or from the GIA but may be allocated to multiple receiving subaccounts. Under the Dollar Cost Averaging Program, you may transfer approximately equal amounts from the GIA over a period of 6 months or more. Transfers under the Dollar Cost Averaging Program are not subject to the general restrictions on transfers from the GIA. This program is not available for the MVA. There is no charge for participating in this program.

    Upon completion of the Dollar Cost Averaging Program, you must notify us at 800/541-0171 or in writing to our Annuity Operations Division to start another Dollar Cost Averaging Program.

    All transfers under the Dollar Cost Averaging Program will be executed on the basis of values as of the first of the month rather than on the basis of values next determined after receipt of the transfer request. If the first of the month falls on a holiday or weekend, then the transfer will be processed on the next succeeding Valuation Date.

    The Dollar Cost Averaging Program is not available to individuals who invest via a bank draft program or while the Asset Rebalancing Program is in effect.

    The Dollar Cost Averaging Program does not ensure a profit nor guarantee against a loss in a declining market.

    Transfers to the GIA under the Dollar Cost Averaging Program are subject to the Maximum GIA Percentage.


    We may at different times offer additional or multiple Dollar Cost Averaging Programs. We may modify, suspend, or terminate the Dollar Cost Averaging Program or offer an Enhanced Dollar Cost Averaging Program. New premium allocated to the GIA for transfer out to the subaccounts under an Enhanced Dollar Cost Averaging Program will be credited with an interest rate higher than the current GIA interest rate. New premium allocated to the GIA for transfer out to the subaccounts under an Enhanced Dollar Cost Averaging Program can only be transferred to the subaccounts and will not be subject to the Maximum GIA Percentage.

INTEREST INVESTMENT PROGRAM
    We may at different times offer an Interest Investment program. Under this program, interest earned on premium allocated to the GIA will automatically be transferred out to any of the subaccounts under the separate account.

    You may elect to transfer interest earned on premium allocated to the GIA on a monthly, quarterly, semiannual or annual basis. The amount that we transfer under the program will be based on the interest earned for the period you elect. We will process the automatic transfers on the first day of the month for the period that applies following our receipt of your transfer request. Should the first day of the applicable month fall on a holiday or weekend, we will process the transfer on the next business day.

    You must have a value of $10,000 in the GIA at all times to keep this program in effect. If the value in the GIA drops below $10,000 for any reason, then no more automatic transfers will be processed under the program. To start or stop the Interest Investment Program, you must notify us at 800/541-0171 or send a written request to our Annuity Operations Division.

    Transfers under the Interest Investment Program are not subject to the general restrictions on transfers from the GIA.

    The Interest Investment Program is not available to individuals who invest via a bank draft program or while the Dollar Cost Averaging Program or Asset Rebalancing Program is in effect.

    The Interest Investment Program does not ensure a profit nor guarantee against a loss in a declining market. There is no charge associated with participating in this program.

SYSTEMATIC WITHDRAWAL PROGRAM
    Prior to the Maturity Date, you may partially withdraw amounts automatically on a monthly, quarterly, semiannual or annual basis under the Systematic Withdrawal Program. You may withdraw a specified dollar amount or a specified percentage. The withdrawals are taken from the Contract Value with each subaccount, MVA and GIA bearing a pro rata share. Withdrawals from the MVA may be subject to a market value adjustment.

    The minimum withdrawal amount is $100. Withdrawals will be processed on each monthly contract anniversary and any applicable premium tax and surrender charges will be applied.

    You may start or terminate this program by sending written instructions to our Annuity Operations Division. This program is not available on or after the Maturity Date. There is no charge for participating in this program.

OPTIONAL BENEFITS
    For an additional charge, you may elect one of the optional benefits described below. Generally you must elect a benefit on the Contract Date unless otherwise stated. If we allow you to elect a benefit after the Contract Date, the effective date of the benefit will be the next contract anniversary immediately following your election. Some benefit elections are irrevocable; others can be cancelled at any time after the Contract Date.

    Your ability to elect one of the optional benefits may be restricted by minimum and maximum issue age requirements, ownership and beneficiary limitations, and is subject to state availability and regulation. More details are included in the form of a rider to your Contract if any of these benefits are chosen.

    If you decide to elect any of the optional benefits you should carefully review their provisions to be sure the benefit is something that you want. You may wish to review these with your financial advisor.


GUARANTEED MINIMUM ACCUMULATION BENEFIT (GMAB)
    The GMAB provides a guaranteed minimum return if funds remain invested according to a designated asset allocation model for a ten-year term. Currently, we only allow you to elect this rider on the Contract Date. This rider may be terminated at any time by request.

    A fee for this benefit is deducted on each contract anniversary during the term of the benefit. See "Deductions and Charges" above.

    The benefit is available if each owner and Annuitant are less than 81 years old on the date that this rider is added to the Contract (the "rider date").


    The GMAB is available only if you allocate your premiums to an approved asset allocation or strategic program, and if you remain fully invested in the program for the term of the benefit. See "Asset Allocation and Strategic Programs" above.


GUARANTEED AMOUNT
    The guaranteed amount is equal to the guaranteed amount base multiplied by Guaranteed Amount Factor 1. The guaranteed amount base is equal to (A) plus (B) minus (C), where:

    A = the Contract Value on the rider date.

    B = 100% of each subsequent premium payment paid to the contract during the first year of the 10-year period beginning on the rider date (the "term").

    C = pro rata adjustment for withdrawals from the contract during the term. The adjustment for each withdrawal is calculated by multiplying the guaranteed amount base prior to the withdrawal by the ratio of the amount withdrawn (including any applicable withdrawal fees) to the Contract Value immediately prior to the withdrawal.

    Currently, Guaranteed Amount Factors 1 and 2 are equal to 1.05.

ADDITIONAL AMOUNT
    If on the last day of the term:

[diamond]  the Contract Value is less than the guaranteed amount base, we will add an additional amount to the Contract Value equal to the difference between the Contract Value and the guaranteed amount.

[diamond]  the Contract Value is greater than or equal to the guaranteed amount base, we will add an additional amount to the Contract Value equal to the guaranteed amount base multiplied by the difference between the Guaranteed Amount Factor 2 and 1.00.

[diamond]  the contract annuitizes, the death of an owner or Annuitant occurs or a full surrender is made, the Contract Value will reflect any additional amount prior to the payment of any annuity, death or full surrender benefits. Note: no additional amount will be paid if any of the above occurs prior to the end of the term.


    If on any day following the rider date, any portion of the Contract Value is no longer invested according to an asset allocation or strategic program established and maintained by us for this benefit, the benefit will terminate and no additional amount will be added to the Contract Value.


BENEFIT TERMINATION
    This benefit will terminate at the end of the term or upon the occurrence of any of the following:


[diamond]  the date that any portion of the Contract Value is not invested according to an asset allocation or strategic program established and maintained by us for the benefit;


[diamond]  the date that a full surrender is made;

[diamond]  the date of the first death of an owner unless the surviving spouse elects spousal continuation of the contract and benefit;

[diamond]  the date that annuity payments commence; or

[diamond]  the date that the contract terminates.

    If the benefit terminates for any of the above reasons prior to the end of the term, an additional amount will not be paid.

GUARANTEED MINIMUM INCOME BENEFIT (GMIB)
    This optional rider provides a benefit that guarantees minimum monthly fixed annuity payments. The minimum monthly fixed annuity payment amount is calculated by multiplying the guaranteed annuitization value by the Annuity Payment Option rate for the Annuity Payment Option selected under the rider.

    The benefit provided by this rider will not be available until the later of 7 years after the rider is added to the contract ("rider date") or the contract anniversary following the older Annuitant's 60th birthday. For example, if you were age 40 when you bought the contract with the rider, the earliest you could exercise the benefit under the rider would be when you reached age 60. While the benefit is available, you can only exercise it within 30 days following any contract anniversary. This benefit will not be available 30 days after the contract anniversary following the older Annuitant's 90th birthday.

    A fee for this benefit is deducted on each contract anniversary during the term of the benefit. See "Deductions and Charges" above. Currently, we only allow you to elect this rider on the Contract Date. Once you elect this benefit rider, it is irrevocable. You should consult with a qualified financial advisor before you make your decision.

GUARANTEED ANNUITIZATION VALUE
    On and before the contract anniversary following the older Annuitant's 80th birthday, the guaranteed annuitization value shall be equal to the lesser of (i) the sum of (A plus B) minus (C plus D), or (ii) 200% of all premium payments minus the sum of the guaranteed annuitization value reductions and any tax that may be due, where:

    A = the Contract Value on the rider date accumulated at an effective annual rate (as determined below in the provision entitled "Effective Annual Rate") starting on the rider date and ending on the date the guaranteed annuitization value is calculated.

    B = the sum of premium payments made after rider date minus any taxes paid, accumulated at an effective annual rate starting on the date each premium payment is applied to the contract and ending on the date the guaranteed annuitization value is calculated.

    C = the sum of the guaranteed annuitization value reductions, accumulated at an effective annual rate starting on the date each withdrawal occurs and ending on the date the guaranteed annuitization value is calculated.

    D = any tax that may be due.

    After the contract anniversary following the older Annuitant's 80th birthday, the guaranteed annuitization value shall equal the lesser of (i) (A plus B) minus (C plus D), or (ii) 200% of all premium payments minus the sum of the guaranteed annuitization value reductions and any tax that may be due, where:

    A = the guaranteed annuitization value on the contract anniversary following the older Annuitant's 80th birthday.

    B = the sum of premium payments made after the contract anniversary following the older Annuitant's 80th birthday.

    C = the sum of the guaranteed annuitization value reductions determined for withdrawals occurring after the contract anniversary following the older Annuitant's 80th birthday.

    D = any tax that may be due.

GUARANTEED ANNUITIZATION VALUE REDUCTION
     A Guaranteed Annuitization Value Reduction is an amount determined for each withdrawal that occurs on or after initial election of the GMIB rider. In summary, if withdrawals in a rider year do not exceed a maximum annual amount, then the Guaranteed Annuitization Value Reduction for those withdrawals is equal to the sum of the withdrawals. To the extent that withdrawals in a rider year exceed a maximum annual amount, then the Guaranteed Annuitization Value Reduction for those excess withdrawals will reduce the Guaranteed Annuitization Value by the ratio of each withdrawal to the Contract Value prior to the withdrawal. On each rider anniversary, a maximum annual amount is calculated equal to the effective annual rate on the rider anniversary multiplied by the Guaranteed Annuitization Value on the rider anniversary. The maximum annual amount during the first rider year is equal to 5% multiplied by the Contract Value on the rider date. Withdrawals during a rider year will reduce the maximum annual amount by the same amount that your Contract Value is reduced as a result of the withdrawal.

    The Guaranteed Annuitization Value Reduction is equal to the sum of A and B where:
    A = the lesser of the remaining maximum annual amount (prior to the withdrawal) and the withdrawal amount; and B = (a) multiplied by (b), where:
        (a) = the Guaranteed Annuitization Value immediately prior to the withdrawal less the value determined in "A" above;
        (b) = 1 minus the result of (c) divided by (d), where:
        (c) = the Contract Value after the withdrawal, and
        (d) = the Contract Value before the withdrawal less the value determined in "A" above.

EFFECTIVE ANNUAL RATE
    On the rider date, we will set the effective annual rate of accumulation to 5%. After the first contract year, this rate may be adjusted based on the value of the Guaranteed Interest Account (GIA) in relation to the total Contract Value as described below.

    After the first contract year, we will reset the effective annual rate to 0% if the value of the GIA is greater than 40% of the total Contract Value on any of the following dates:

1. each date we process a premium payment.
2. each date we process a transfer.
3. each date we process a withdrawal.

    Subsequently, we will raise the effective annual rate to 5% if the current effective annual rate is equal to 0% and the value of the GIA is less than or equal to 40% of the total Contract Value on any of the following dates:

1. each date we process a premium payment.
2. each date we process a transfer.
3. each date we process a withdrawal.
4. each rider anniversary.

TERMINATION OF THIS RIDER
    You may not terminate this rider by request. This rider will terminate on the first of any of the following events to occur:

1. the 30th day following the last contract anniversary that occurs after the older Annuitant's 90th birthday;

2.  the termination of the contract to which this rider is attached;

3. the date a death benefit becomes payable under the contract to which this rider is attached;

4. the date annuity payments commence under the contract to which this rider is attached; and

5. the death of the last surviving Annuitant or Joint Annuitant named under this rider.

GMIB ANNUITY PAYMENT OPTIONS
    Under this rider, you may only elect one of the following Annuity Payment
Options:

    GMIB OPTION A -- LIFE ANNUITY WITH SPECIFIED PERIOD CERTAIN: a fixed annuity payable monthly while the Annuitant named under this rider is living or, if later, until the end of the specified period certain. The period certain may be specified as 5, 10 or 20 years. The period certain must be specified on the date the benefit is exercised. If the Annuitant dies prior to the end of the period certain, the remaining period certain annuity payments will continue. No monthly payment, death benefit or refund is payable if any Annuitant dies after the end of the period certain. This option is not available if the life expectancy of the Annuitant is less than the period certain on the date the benefit is exercised.

    GMIB OPTION B -- NON-REFUND LIFE ANNUITY: a fixed annuity payable monthly while any Annuitant named under this rider is living. No monthly payment, death benefit or refund is payable after the death of the Annuitant.

    GMIB OPTION D -- JOINT AND SURVIVORSHIP LIFE ANNUITY: a fixed annuity payable monthly while either the Annuitant or joint Annuitant named under this rider is living. This option is only available if the Annuitant and Joint Annuitant named under this rider are both alive on the date the benefit is exercised. No monthly payment, death benefit or refund is payable after the death of the surviving Annuitant.

    GMIB OPTION F -- JOINT AND SURVIVORSHIP LIFE ANNUITY WITH 10-YEAR PERIOD
CERTAIN: a fixed annuity payable monthly while either the Annuitant or Joint Annuitant named under this rider is living, or if later, the end of 10 years. This option is only available if the Annuitant and Joint Annuitant named under this rider are both alive on the date the benefit is exercised. If the surviving Annuitant dies prior to the end of the 10-year period certain, the remaining period certain annuity payments will continue. No monthly payment, death benefit or refund is payable if the surviving Annuitant dies after the end of the 10-year period certain. This option is not available if the life expectancy of the older Annuitant is less than 10 years on the date the benefit is exercised.

PAYMENT UPON DEATH AFTER MATURITY DATE
    If an owner dies on or after the Maturity Date and there is no surviving owner, any remaining certain period annuity payments will be paid to the beneficiary under the Annuity Payment Option in effect on the date of death. Payments may not be deferred or otherwise extended. If there is a surviving owner, the payments continue as if there had been no death.

    If the Annuitant and Joint Annuitant, if any, die and are survived by any owner, any remaining certain period annuity payments will be paid to such owner. Payments will continue under the Annuity Payment Option in effect at the date of death and may not be deferred or otherwise extended.

--------------------------------------------------------------------------------
                    IMPORTANT INFORMATION REGARDING THE GMIB
    While the GMIB does provide guaranteed minimum fixed annuity payments, it may not be appropriate for all investors and should be understood completely before you elect it.

[diamond]  The GMIB does not provide Contract Value or in any way guarantee the investment performance of any investment option available under the contract.

[diamond]  The GMIB is irrevocable once elected.

[diamond]  You may not change any Annuitant or Joint Annuitant while the GMIB is in effect.

[diamond]  The GMIB does not restrict or limit your right to annuitize at other times permitted under the contract, but doing so will terminate the GMIB.

[diamond]  You should consult with a qualified financial advisor if you are considering the GMIB.

[diamond]  The GMIB is only available if approved in your state and if we offer it for use with the contract.
--------------------------------------------------------------------------------


GUARANTEED MINIMUM WITHDRAWAL BENEFIT (GMWB)
    This optional rider provides a Guaranteed Minimum Withdrawal Benefit that guarantees a minimum amount that you will be able to withdraw from your contract, regardless of investment performance. GMWB is intended to help protect you against poor market performance if you make withdrawals within the limits described below. GMWB does not establish or guarantee a Contract Value or in any way guarantee the investment performance of any investment option available under the contract. You may begin taking withdrawals immediately or at a later time. You will not lose the guarantee if you don't make withdrawals or if you withdraw less than the limit allowed as specified below. If you do make withdrawals, income taxes, tax penalties and surrender charges may apply. A fee for this benefit is deducted on each contract anniversary. See the "Optional Benefit Fees" chart and refer to "Deductions and Charges" above.

    Currently we allow you to elect GMWB only on the Contract Date. We may remove this restriction in the future.

ASSET ALLOCATION OR STRATEGIC PROGRAM REQUIREMENT
    If you purchase GMWB, you must select one of the approved programs through which to allocate your premium payments and Contract Values. You should consult with your registered representative when you initially select a program and periodically review your program with your registered representative to determine if you need to change programs. You may switch your current program or option to another, as well as to any modified or new programs or options the Company may make available. We reserve the right to restrict availability of investment options.

    Although you may cancel your participation in a program, you should consult your registered representative before doing so, as canceling the program will cause GMWB to terminate without value. You may later re-enroll in a program but re-enrollment will not reinstate GMWB if it has terminated. You may only make the above referenced changes annually within a 30-day period surrounding your contract anniversary (15 days prior and 15 days following). If a program is eliminated while GMWB is in effect, you will receive notice and you must choose, in consultation with your registered representative, among the other programs and options available.

    Descriptions of the programs are found in "Asset Allocation and Strategic Programs" above.

VERSION II (ISSUED ON OR AFTER DECEMBER 18, 2006)
------------------------------------------------
    Version II GMWB (issued on or after December 18, 2006), guarantees that each contract year after the Benefit Eligibility Date, you may take withdrawals up to the Annual Benefit Amount, until the first death of any Covered Person if the Single Life Option is in effect, or until the last death of any Covered Person if the Spousal Life Option is in effect even if your Contract Value reduces to zero.

BENEFIT ELIGIBILITY DATE
    The Benefit Eligibility Date represents the date when your lifetime Annual Benefit Amount is available to you.

    The Benefit Eligibility Date when the Single Life Option is in effect is the later of the date that this rider is added to the contract (the "rider date") and the contract anniversary on or following the date the youngest Covered Person attains age 60.

     The Benefit Eligibility Date when the Spousal Life Option is in effect is the later of the rider date or the contract anniversary on or following the date the youngest Covered Person attains age 65. If either spouse dies prior to the Benefit Eligibility Date, the Benefit Eligibility Date will be reset to the later of (a) the contract anniversary following the spouse's date of death, and
(b) the contract anniversary on or following the surviving spouse attaining age 65.

COVERED PERSON
     The Covered Person is the person whose life is used to determine the duration of lifetime Annual Benefit Amount payments. The Covered Person must be a natural person; the owner, however, can be a non-natural person, e.g., a trust or corporation can be designated.

Single Life Option
    Covered Person(s) can be one or more lives. If there is only one designated owner, that owner is the Covered Person. If there are multiple owners, all owners are Covered Persons. If none of the owners are a natural person, all Annuitants become the Covered Persons. The rider terminates upon the first death of the Covered Person(s).

Spousal Life Option
    Covered persons must be two legal spouses under federal law. If there is only one designated owner, the covered persons must be the owner and the owner's spouse, and the spouse must be the sole beneficiary. If there are spousal owners, the covered persons must be the spousal owners, and they must both be the beneficiaries. You cannot elect the spousal life option if you wish to designate multiple non-spousal owners, or ownership by a non-natural person. The rider terminates upon the last death of the covered persons.

ANNUAL BENEFIT AMOUNT
    If your Contract Value is greater than zero, the Annual Benefit Amount represents the maximum amount you can withdraw each Contract Year after the Benefit Eligibility Date without reducing the Benefit Base. If your Contract Value reduces to zero, the Annual Benefit Amount represents the annual lifetime amount we will pay.

    Prior to the Benefit Eligibility Date, the Annual Benefit Amount is equal to zero. On and after the Benefit Eligibility Date, the Annual Benefit Amount equals 5% of the Benefit Base. The Annual Benefit Amount is recalculated whenever the Benefit Base is recalculated, as specified below. The Annual Benefit Amount may never be less than zero.

BENEFIT BASE
    The Benefit Base is the amount established for the sole purpose of determining the Annual Benefit Amount. On the rider date, the Benefit Base is equal to the Contract Value. Thereafter, the Benefit Base may be increased by an applicable Roll-Up, or Automatic Step-Up, or subsequent premium payments. The Benefit Base may be reduced by withdrawals. The Benefit Base may never exceed $5,000,000.

Subsequent Premium Payments
    When a subsequent premium is received, the Benefit Base equals the current Benefit Base plus the premium payment amount. Withdrawals Prior to Benefit Eligibility Date

    Prior to the Benefit Eligibility Date, withdrawals, including withdrawals taken to meet Required Minimum Distribution requirements (as defined by the Internal Revenue Code), will reduce the Benefit Base in the same proportion as the Contract Value is reduced. Surrender charges may also be assessed if the withdrawal is made within the surrender charge period.

Withdrawals On or After Benefit Eligibility Date
    On or after the Benefit Eligibility Date, withdrawals may cause the Benefit Base to be reduced, depending on the amount of the withdrawal.

     o If cumulative withdrawals in any Contract Year are less than or equal to the Annual Benefit Amount then in effect, the Benefit Base will not be reduced.

     o If a withdrawal causes the cumulative withdrawals during a Contract Year to exceed the Annual Benefit Amount, the amount withdrawn in excess of the Annual Benefit Amount and any subsequent withdrawals are all considered excess withdrawals. Each excess withdrawal will reduce the Benefit Base in the same proportion as the Contract Value is reduced by the excess withdrawal.

     o Withdrawals taken to meet the Required Minimum Distribution requirement will be deemed to be within the Annual Benefit Amount and will not cause the Benefit Base to be reduced.

Roll-Up
    On each contract anniversary during the first 10 Contract Years following the rider date, if no withdrawals have been taken since the rider date, the Benefit Base will be increased by 5.0% of the Benefit Base on the prior contract anniversary. Any Roll-Up occurs prior to any applicable Automatic Step-Up, as described below.

Automatic Step-Up
    On each contract anniversary after the rider date, the Contract Value and Benefit Base are compared. If the Contract Value is greater than the current Benefit Base, we will automatically step-up the Benefit Base to equal the Contract Value. If, however, the Automatic Step-Up has been suspended, as described below, no Automatic Step-Up will occur.

    We may prospectively increase the fee percentage on the effective date of any Automatic Step-Up, subject to the maximum fee percentage of 1.50%. If there is an increase in the fee percentage, we will notify you at least 30 days prior to the contract anniversary. You can decline the increase by contacting us no later than seven days prior to the contract anniversary. If you decline the fee increase, the Automatic Step-up feature will be suspended immediately and your fee percentage will remain unchanged. Once your Automatic Step-up is suspended, you will no longer be eligible for any future Automatic Step-up unless you later request in writing to reactivate it. After we receive your request for reactivation, the Automatic Step-up will resume on the following contract anniversary and the fee percentage effective at that time will apply.

CONTRACT VALUE REDUCED TO ZERO
    When the Contract Value is reduced to zero, the contract terminates and all rights under the contract and the rider terminate other than as described below.

    We will pay you an amount per year equal to the Annual Benefit Amount, until the first death of the Covered Person(s) for the Single Life Option, or until the last death of the Covered Persons for the Spousal Life Option. We will automatically make monthly payments equal to one-twelfth of the Annual Benefit Amount. We may change the payment frequency to annual if a monthly payment would be otherwise less than any minimum payment requirement. If the Contract Value is reduced to zero before the Benefit Eligibility Date, we will calculate the Annual Benefit Amount. The new Annual Benefit Amount is equal to 5% of the Benefit Base at the time the Contract Value reduces to zero. Monthly Payments, however, will not commence until one month after the Benefit Eligibility Date.

    If the Contract Value is reduced to zero on or after the Benefit Eligibility Date, monthly payments will commence one month after the Contract Value reduces to zero.

    Payments under the Single Life Option cover only one life, and will continue until the first death of the Covered Person(s). All Covered Persons must be living on the date we make the first payment.

    Payments under the Spousal Life Option cover two spousal lives, and will continue until the last death of the Covered Persons. Under the Spousal Life Option at least one of the Covered Persons must be living on the date we make the first payment.

CANCELLATION
    You may cancel this rider at anytime in writing in a form acceptable to us. Once cancelled, all rights and benefits under the rider terminate. We will assess the current year rider fee at time of cancellation prorated by the time elapsed for the contract year. Past rider fees will not be refunded.

TERMINATION OF BENEFIT
    This benefit will terminate without value on the occurrence of any of the following dates:

[diamond]  the date of first death of the Covered Person(s) for the Single Life
           Option, or the date of last death of the Covered Persons for the Spousal Life Option;
[diamond]  the date there is a change of contract Owner(s) (or Covered Person if the contract Owner is a non-natural person);
[diamond]  the date annuity payments commence under an Annuity Payment Option as described in the contract;
[diamond] he date the contract to which this benefit is attached terminates; [diamond] the date any investment restriction is violated;
[diamond]  the date both the Contract Value and Benefit Base have been reduced to zero.
[diamond]  the date the contract Owners elect in writing to terminate the benefit.

VERSION I (ISSUED PRIOR TO DECEMBER 18, 2006),
---------------------------------------------

    Version I, issued prior to December 18, 2006, provides a Guaranteed Minimum Withdrawal Benefit that guarantees at least the return of your Contract Value on the date that this rider is added to the contract plus the sum of all premium payments made after the rider date, multiplied by the Benefit Amount Percentage. The Benefit Amount Percentage is currently 105%. If your rider was issued on or after November 14, 2005 in states where the rider has been approved, you must annuitize your contract under one of the GMWB Annuity Payment Options described below to receive the benefits provided by this rider.

    Version I offers four options: GMWB 5, GMWB 7, Lifetime GMWB and Lifetime GMWB for 2 - Spousal Continuation ("Lifetime GMWB for 2"). GMWB 5 and GMWB 7 are non-lifetime withdrawal benefits; Lifetime GMWB and Lifetime GMWB for 2 are lifetime withdrawal benefits. Version I guarantees withdrawals or payments each year equal to the Withdrawal Limit until we have returned your Contract Value on the rider date plus the sum of all premium payments made after the rider date, multiplied by the Benefit Amount Percentage. In addition, if you elect Lifetime GMWB and the owner is alive after we have returned your Contract Value on the rider date plus the sum of all premium payments made after the rider date, multiplied by the Benefit Amount Percentage, we will continue to make payments each year equal to the Withdrawal Limit until the death of the owner. If you elect Lifetime GMWB for 2 and the owner and/or beneficiary is alive after we have returned your Contract Value on the rider date plus the sum of all premium payments made after the rider date, multiplied by the Benefit Amount Percentage, we will continue to make payments each year equal to the Withdrawal Limit until the later of the death of the owner and beneficiary.


    You elect one option of the GMWB on the rider date and this election is irrevocable except as provided in the Optional Reset provision described below. Currently, we only allow you to elect this rider on the Contract Date. Version I can not be terminated except as described below.

     This rider is subject to the following issue age, ownership, and beneficiary limitations, subject to state regulations.

    For the GMWB 5 and GMWB 7 options, for nonqualified plans, the base contract minimum and maximum issue ages apply to this rider. For qualified plans, the base contract minimum issue age applies to this rider and the maximum issue age is 80.

    For the Lifetime GMWB option, there can be only one owner, and the owner must be a natural person. For nonqualified plans, the base contract maximum issue age applies to this rider and the minimum issue age is 60. For qualified plans, the minimum issue age is 60 and the maximum issue age is 80.

    For the Lifetime GMWB for 2 option, there may be one or two owners and both must be natural persons. If there is one owner, the spouse must be sole beneficiary and eligible for spousal continuation of contract. If there are two owners, they must be spouses and eligible for spousal continuation of contract; the same two individuals must be the beneficiaries. For nonqualified plans, the minimum issue age is 65 for the owner and beneficiary and the base contract maximum issue age applies to this rider. For qualified plans, the minimum issue age is 65 for the owner and beneficiary and the maximum issue age is 80 for the owner and beneficiary.


BENEFIT AMOUNT
    The Benefit Amount is the amount available for withdrawals or payments and is established for the sole purpose of determining the Withdrawal Limit, Benefit Payment and Benefit Payment Duration. It is not used in calculating the surrender value or other values or benefits.

    The Benefit Amount is calculated on the rider date. If the rider is not issued as a result of an Optional Reset, the Benefit Amount is equal to the Contract Value on the rider date multiplied by the Benefit Amount Percentage. The Benefit Amount will change as a result of subsequent premium payments, withdrawals or an Optional Reset as described below.

    The Benefit Amount is recalculated after each subsequent premium payment. The new Benefit Amount is equal to the current Benefit Amount plus the Benefit Amount Percentage multiplied by the subsequent premium payment. If your rider was issued on or after November 14, 2005 in states where the rider has been approved, the new Benefit Amount (calculated as a result of a subsequent premium payment) will never be greater than the Contract Value on the rider date plus total subsequent premium payments less total withdrawals made after the rider date, multiplied by the Benefit Amount Percentage.

    The Benefit Amount is recalculated after each withdrawal. If the Contract Value before the withdrawal is greater than or equal to the Benefit Amount before the withdrawal, the new Benefit Amount is equal to the Benefit Amount before the withdrawal less the amount of the withdrawal. If the sum of all withdrawals in any given rider year exceeds the Withdrawal Limit and if the Contract Value before the withdrawal is less than the Benefit Amount before the withdrawal, then the new Benefit Amount is equal to the Contract Value after the withdrawal. The Benefit Amount may never be less than zero.

    Withdrawals taken to meet Required Minimum Distribution requirements with respect to this contract will be deemed to be within the Withdrawal Limit for purposes of the GMWB benefit.

 WITHDRAWAL LIMIT
    The Withdrawal Limit is calculated on the rider date and is equal to the initial Benefit Amount multiplied by the Withdrawal Limit Percentage, currently 7% for GMWB 7 and 5% for GMWB 5, Lifetime GMWB and Lifetime GMWB for 2. The Withdrawal Limit will change as a result of subsequent premium payments, withdrawals or an Optional Reset as described below.

    If the sum of all withdrawals in any given rider year does not exceed the Withdrawal Limit, no surrender charge will be deducted, even if such withdrawals exceed the free withdrawal amount. If the free withdrawal amount is less than the Withdrawal Limit, withdrawals in excess of the Withdrawal Limit will be subject to a surrender charge.

    Withdrawals taken to meet Required Minimum Distribution requirements with respect to this contract will be deemed to be within the Withdrawal Limit for purposes of the GMWB benefit.

IF YOUR RIDER WAS ISSUED BEFORE NOVEMBER 14, 2005 OR IN STATES WHERE THE RIDER HAS NOT BEEN APPROVED:

    The Withdrawal Limit is recalculated after each subsequent premium payment. The new Withdrawal Limit is equal to (A) multiplied by (B), added to (C), where:

    (A) = Withdrawal Limit Percentage;
    (B) = Benefit Amount Percentage multiplied by the premium payment; and
    (C) = current Withdrawal Limit.

    The Withdrawal Limit is recalculated after each withdrawal if the sum of all withdrawals in any given rider year exceeds the Withdrawal Limit and if the Contract Value before the withdrawal is less than the Benefit Amount before the withdrawal. The new Withdrawal Limit will be equal to the Withdrawal Limit Percentage multiplied by the Contract Value after the withdrawal. The Withdrawal Limit may never be less than zero. If the Benefit Amount is reduced to zero, then the Withdrawal Limit is equal to zero.

IF YOUR RIDER WAS ISSUED ON OR AFTER NOVEMBER 14, 2005 IN STATES WHERE THE RIDER HAS BEEN APPROVED:

    The Withdrawal Limit is recalculated after each subsequent premium payment. The new Withdrawal Limit is equal to the greater of the current Withdrawal Limit and the Withdrawal Limit Percentage multiplied by the Benefit Amount after the subsequent premium payment.

    The Withdrawal Limit is recalculated after each withdrawal if the sum of all withdrawals in any given rider year exceeds the Withdrawal Limit. The new Withdrawal Limit will be equal to the Withdrawal Limit Percentage multiplied by the Contract Value after the withdrawal. The Withdrawal Limit may never be less than zero.

OPTIONAL RESET
    The purpose of an Optional Reset is to lock in a higher Benefit Amount, which may increase the Withdrawal Limit and lengthen the period of time over which withdrawals and payments can be taken. Locking in a higher Benefit Amount increases your total future guaranteed withdrawals or payments.

    If you have Lifetime GMWB or Lifetime GMWB for 2, you may elect an Optional Reset on the first rider anniversary or any subsequent rider anniversary where the Contract Value is greater than the Benefit Amount. If you have GMWB 5 or GMWB 7, you may elect an Optional Reset on the fifth rider anniversary or any rider anniversary thereafter where the Contract Value is greater than the Benefit Amount.


    If you elect the Optional Reset, we will terminate the existing rider and issue a new rider. At that time, you will be given the opportunity to change to a different option of the GMWB if you meet all of the issue age, ownership and beneficiary requirements. You must notify us within 30 days after the rider anniversary that you wish to elect the Optional Reset.


    As a result of an Optional Reset, we will set the Benefit Amount equal to the Contract Value on the date of the reset. In addition, we will set the Withdrawal Limit equal to the Withdrawal Limit Percentage (under the new rider) multiplied by the Benefit Amount. We will also reset the Benefit Amount Percentage and the GMWB Fee Percentage to the then current percentages we are offering for new issues of the rider on the date of the reset. The GMWB Fee Percentage will never exceed the maximum charge of 1.000%.

    We reserve the right to prohibit the Optional Reset if we no longer offer GMWB as an additional option on new issues of the contract.

CONTRACT VALUE REDUCED TO ZERO
    If the Contract Value is reduced to zero, you will begin receiving monthly payments one month following the date the Contract Value is reduced to zero as described below. Subsequent payments will be made on the same date each month as the first payment. Payments may not be commuted or accelerated. Once you begin receiving monthly payments you will be prohibited from making any further premium payments, withdrawals, transfers, surrenders, or commencing annuity payments under an Annuity Payment Option as described in the contract. In addition, you will be prohibited from electing the Optional Reset or any other optional riders previously available under your contract.

    The Benefit Payment is the amount of each monthly payment we will make to you after your Contract Value has been reduced to zero. The Benefit Payment is calculated on the date the Contract Value is reduced to zero. The Benefit Payment is equal to one twelfth of the Withdrawal Limit on the date the Contract Value is reduced to zero.

    The Benefit Payment Duration is the number of months it will take for us to return the Benefit Amount remaining on the date the Contract Value is reduced to zero. The Benefit Payment Duration is equal to (A) divided by (B), rounded to the next highest whole number, where:

    A = the Benefit Amount on the date the Contract Value is reduced to zero;
        and

    B = the amount of the Benefit Payment.

    The Benefit Payment Duration may be zero, if (A) above is equal to zero.

IF YOUR RIDER WAS ISSUED BEFORE NOVEMBER 14, 2005 OR IN STATES WHERE THE RIDER HAS NOT BEEN APPROVED:

    You will receive monthly payments equal to the Benefit Payment for the Benefit Payment Duration. We reserve the right to make a lump sum payment equal to the Benefit Amount in lieu of monthly payments. Except to the extent required under Federal income tax laws, the total annual payments will not exceed the Withdrawal Limit on the date the Contract Value was reduced to zero. Monthly payments made under this rider shall be considered withdrawals from the contract under Federal income tax law, and shall be subject to the same requirements as any other withdrawal. Similarly for qualified contracts, we will apply the non-annuity rules for determining minimum required distributions, meaning that a percentage of the value of all benefits under the contract may need to be withdrawn each year. The value may have to include the value of enhanced death benefits and other optional contract provisions such as the GMWB rider itself.

IF YOUR RIDER WAS ISSUED ON OR AFTER NOVEMBER 14, 2005 IN STATES WHERE THE RIDER HAS BEEN APPROVED:

[diamond]  We will set the Maturity Date equal to the date the Contract Value is reduced to zero.

[diamond]  If you have GMWB 5 or GMWB 7 and the Benefit Amount is greater than zero, you will receive fixed annuity payments under the GMWB Specified Period Certain Payment Option described below.

[diamond]  If you have Lifetime GMWB and the original owner is alive, you will receive fixed annuity payments under the GMWB Life with Period Certain Payment Option described below.

[diamond]  If you have Lifetime GMWB and the original owner is not alive (but the beneficiary has elected to continue the contract under spousal continuation) and the Benefit Amount is greater than zero, you will receive fixed annuity payments under the GMWB Specified Period Certain Payment Option described below.

[diamond]  If you have Lifetime GMWB for 2, you will receive fixed annuity payments under the GMWB Joint Life with Period Certain Payment Option described below.

GMWB ANNUITY PAYMENT OPTIONS
    This section describes the GMWB Annuity Payment Options available if your rider was issued on or after November 14, 2005 in states where the rider has been approved.

    GMWB SPECIFIED PERIOD CERTAIN PAYMENT OPTION: We will make monthly fixed annuity payments equal to the Benefit Payment for the number of months defined by the Benefit Payment Duration. Upon the death of the last surviving owner (or Annuitant, if the owner is a non-natural person), annuity payments, if any remain, will continue to the beneficiary. We reserve the right to make a lump sum payment equal to the Benefit Amount in lieu of monthly fixed annuity payments under this option.

    GMWB LIFE WITH PERIOD CERTAIN PAYMENT OPTION: We will make monthly fixed annuity payments equal to the Benefit Payment for the number of months defined by the Benefit Payment Duration. If the owner is still alive after the Benefit Payment Duration, we will continue to make payments until the death of the original owner, subject to proof of survivorship. Upon the death of the owner, annuity payments, if any remain, will continue to the beneficiary.

    GMWB JOINT LIFE WITH PERIOD CERTAIN PAYMENT OPTION: We will make monthly fixed annuity payments equal to the Benefit Payment for the number of months defined by the Benefit Payment Duration. If the owner is still alive after the Benefit Payment Duration, we will continue to make payments until the later of the death of the original owner and the beneficiary, subject to proof of survivorship. Upon the death of the owner and beneficiary, annuity payments, if any remain, will continue to the beneficiary.

BENEFIT TERMINATION
    This benefit will terminate without value on the occurrence of any of the following events:

[diamond]  the change of ownership of the contract for any reason; or

[diamond]  the commencement of annuity payments under an Annuity Payment Option as described in the contract; or

[diamond]  termination of the contract to which this benefit is attached; or

[diamond]  the election of the Optional Reset, if available; or

[diamond]  the surrender of the contract; or

[diamond]  the death of the owner (or Annuitant, if the owner is a non-natural person) unless the contract is continued by a surviving spouse; or

[diamond]  any portion of the Contract Value is no longer invested in accordance with the requirements of an asset allocation program; or

[diamond]  if you have GMWB 5 or GMWB 7, when the Contract Value and Benefit
           Amount have been reduced to zero; or

[diamond]  if you have Lifetime GMWB, when the Contract Value and Benefit Amount have been reduced to zero and upon death of the original owner; or

[diamond]  if you have Lifetime GMWB for 2, when the Contract Value and Benefit
           Amount have been reduced to zero and upon the later of the death of the original owner and the beneficiary.


SURRENDER OF CONTRACT AND WITHDRAWALS

    If the owner is living, amounts held under the contract may be withdrawn in whole or in part prior to the Maturity Date, or after the Maturity Date under Variable Annuity Payment Options K or L. Prior to the Maturity Date, you may withdraw up to 10% of the Contract Value in a contract year, either in a lump sum or by multiple scheduled or unscheduled partial withdrawals, without the imposition of a surrender charge. During the first contract year, the 10% withdrawal without a surrender charge will be determined based on the Contract Value at the time of the first partial withdrawal. In all subsequent years, the 10% will be based on the Contract Value on the previous contract anniversary. A signed written request for withdrawal must be sent to our Annuity Operations Division. If you have not yet reached age 59 1/2, a 10% penalty tax may apply on taxable income withdrawn. See "Federal Income Taxes."

    The appropriate number of Accumulation Units of a subaccount will be redeemed at their value next determined after the receipt by our Annuity Operations Division of a written notice in a form satisfactory to us. Accumulation Units redeemed in a withdrawal from multiple subaccounts will be redeemed on a pro rata basis unless you designate otherwise. Contract Values in the GIA or MVA will also be withdrawn on a pro rata basis unless you designate otherwise. Withdrawals from the MVA may be subject to the market value adjustment. See the MVA prospectus. The resulting cash payment will be made in a single sum, ordinarily within seven days after receipt of such notice. However, redemption and payment may be delayed under certain circumstances. See "Payment Deferral." There may be adverse tax consequences to certain surrenders and partial withdrawals. See "Surrenders or Withdrawals Prior to the Contract Maturity Date." Certain restrictions on redemptions are imposed on contracts used in connection with Internal Revenue Code Section 403(b) plans.

Although loans are available under 403(b) plans only, certain limitations may apply. See "Qualified Plans--Tax Sheltered Annuities." A deduction for surrender charges may be imposed on partial withdrawals from, and complete surrender of, a contract. See "Surrender Charges." Any surrender charge imposed is deducted from amounts withdrawn. The surrender charge is calculated on a first-in, first-out basis. In other words, we calculate your surrender charge by assuming your withdrawal is applied to premium payments in the order your premium payments were received. Requests for partial withdrawals or full surrenders should be mailed to our Annuity Operations Division.

    If you elect GMWB, no surrender charge will be deducted if cumulative withdrawals in a rider year do not exceed the Withdrawal Limit, even if cumulative withdrawals exceed the free withdrawal amount.

CONTRACT TERMINATION
    The contract will terminate without value, if on any valuation date the Contract Value is zero, unless you elected the Guaranteed Minimum Withdrawal Benefit rider and the Benefit Amount is greater than zero. PHL Variable will notify you in writing that the contract has terminated.

PAYMENT UPON DEATH BEFORE MATURITY DATE

WHEN IS THE DEATH BENEFIT PAYABLE?
    A death benefit is payable when the owner (or primary Annuitant when the contract is owned by a non-natural person) dies. If there is more than one owner, a death benefit is payable upon the first owner to die.

WHO RECEIVES PAYMENT?
[diamond]  DEATH OF AN OWNER
           If the owner dies before the contract Maturity Date, the death benefit will be paid to the beneficiary.

[diamond]  DEATH OF AN OWNER - MULTIPLE OWNERS
           If one of the owners dies prior to the Maturity Date, the death benefit will be paid to the surviving owner(s), if any, who will be deemed to be the designated beneficiary(s).

[diamond]  DEATH OF AN ANNUITANT WHO IS NOT THE OWNER
           If the owner and the Annuitant are not the same individual and the Annuitant dies prior to the Maturity Date, the owner becomes the Annuitant, unless the owner appoints a new Annuitant. If a Joint Annuitant dies prior to the Maturity Date, the owner may appoint a new Joint Annuitant. The death of the Annuitant or Joint Annuitant will not cause the death benefit to be paid.

[diamond]  SPOUSAL BENEFICIARY CONTRACT CONTINUANCE
           If the spouse of a deceased owner, as designated beneficiary, is entitled to receive all or some portion of the death benefit amount, the spouse may elect to continue the contract as the new owner. This election is only allowed prior to the Maturity Date and can be elected only one time. When the spouse elects to continue the contract, the death benefit amount that the spouse is entitled to receive will become the new Contract Value for the continued contract and the current death benefit option will remain in effect.

[diamond]  OWNERSHIP OF THE CONTRACT BY A NON-NATURAL PERSON
           If the owner is not an individual, and the primary Annuitant dies before the Maturity Date, we will pay the death benefit to the owner.

WHAT IS THE DEATH BENEFIT AMOUNT?
           The owner shall elect any of the available Death Benefit Options at the time of the initial premium payment. If no option is elected, Death Benefit Option 1 will apply. If we grant your request to change ownership, Death Benefit Option 1 shall apply, unless we agree otherwise.

[diamond]  DEATH BENEFIT OPTION 1--RETURN OF PREMIUM
           Upon the death of the owner (or if there is more than one owner, on the death of the owner who dies first), the death benefit is the greater of:

           a) the sum of all of premium payments, less adjusted partial withdrawals (as defined below); or
           b)  the Contract Value on the Claim Date.

[diamond]  DEATH BENEFIT OPTION 2--ANNUAL STEP-UP
           This death benefit is based on the age of the owner. If there is more than one owner, it is based upon the age of the eldest owner at issue.

           Upon the death of the owner who has not attained age 81, the death benefit is the greatest of: a) the sum of all premium payments, less adjusted partial withdrawals (as defined below); or b) the Contract Value on the Claim Date; or c) the annual step-up amount (as defined below).

           Upon the death of the owner who has attained age 81, the death benefit is the greater of:

           a) the death benefit amount at the end of the contract year prior to the owner attaining age 81, plus the sum of all premium payments less adjusted partial withdrawals (as defined below) made since the end of the contract year prior to the owner attaining age 81; or
           b)  the Contract Value on the Claim Date.

           If the owner is not an individual, the age of the primary Annuitant will be used to calculate the death benefit amount. If the spouse elects to continue the contract under Death Benefit Option 2, the death benefit will be calculated using the surviving spouse's attained age.

[diamond]  DEATH BENEFIT OPTION 3--EARNINGS ENHANCEMENT BENEFIT
           The availability of this option is subject to state approval.

           This death benefit is based on the age of the owner. If there is more than one owner, it is based upon the age of the eldest owner at issue. This option is available only for owners less than age 76 on the Contract Date.

           Upon the death of the owner who has not attained age 70 on the Contract Date, the death benefit is the greater of:

           a) the sum of all of premium payments, less adjusted partial withdrawals (as defined below); or
           b) the Contract Value on the Claim Date plus 40% of the relief amount (as defined below).

           Upon death of the owner who has attained age 70, but is less than 76 on the Contract Date, the death benefit is the greater of:

           a) the sum of all of premium payments, less adjusted partial withdrawals (as defined below); or
           b) the Contract Value on the Claim Date plus 25% of the relief amount (as defined below).

           If the owner is not an individual, the age of the primary Annuitant will be used to calculate the death benefit amount. If the spouse elects to continue the contract under Death Benefit Option 3, the death benefit will be calculated using the surviving spouse's attained age. The spouse's attained age at the death of the deceased owner will be used to determine the percentage of Relief Amount, if any.

[diamond]  DEATH BENEFIT OPTION 4-- GREATER OF ANNUAL STEP-UP OR ANNUAL ROLL-UP
           The availability of this option is subject to state approval.

           This death benefit is based on the age of the owner. If there is more than one owner, it is based upon the age of the eldest owner at issue. This option is available only for owners less than age 81 on the Contract Date.

           Upon the death of the owner who has not attained age 81 on the Contract Date, the death benefit is the greater of:

           a) the sum of all of premium payments, less Adjusted Partial Withdrawals (as defined below); or
           b)  the Contract Value on the Claim Date; or
           c)  the Annual Step-up Amount (as defined below) on the Claim Date;
               and
           d)  the Annual Roll-up Amount (as defined below) on the Claim Date.

           On the contract anniversary following the oldest owner's attained age 81, the death benefit is the greater of:

           a) the death benefit calculated at the end of the contract year prior to the oldest owner's attained age 81, plus the sum of all premium payments, less adjusted partial withdrawals (as defined below); and
           b)  the Contract Value on the Claim Date.

           If the owner is not an individual, the age of the primary Annuitant will be used to calculate the death benefit amount. If the spouse elects to continue the contract under Death Benefit Option 4, the death benefit will be calculated using the surviving spouse's attained age.

           Adjusted Partial Withdrawals: The result of multiplying the ratio of the partial withdrawal to the Contract Value and the death benefit (prior to the withdrawal) on the withdrawal date.

           Annual Roll-Up Amount: In the first contract year the Annual Roll-up Amount is equal to the sum of all premium payments, less adjusted partial withdrawals. At the beginning of the second contract year or any subsequent contract year, the Annual Roll-up Amount is equal to the Annual Roll-up Amount at the end of the previous contract year multiplied by a factor of 1.05, plus 100% of premium payments, less Adjusted Partial Withdrawals made since the end of the previous contract year. The Annual Roll-up Amount may not exceed 200% of total premium payments less Adjusted Partial Withdrawals.

           Annual Step-up Amount: In the first contract year the Annual Step-Up Amount is equal to the sum of all premium payments less adjusted partial withdrawals. After that, in any following contract year the Annual Step-Up Amount equals the greater of (1) the Annual Step-Up amount at the end of the prior contract year, plus any premium payments made since the end of the prior contract year, less any adjusted partial withdrawals made since the end of the prior year; or
           (2) the Contract Value.

           Modified Premium Payments: Modified Premium Payments equal the sum of all premium payments made less any withdrawals of premiums. If there are no withdrawals or the withdrawal does not exceed the difference between the Contract Value and cumulative premiums made, the value is zero.

           Relief Amount: the Relief Amount is equal to the Contract Value less modified premium payments, not to exceed the following maximum amount:

           o When the age of the eldest owner on the Contract Date is less than 70, the maximum relief amount equals 200% multiplied by:

               1) the sum of modified premium payments (made prior to the date of the death benefit calculation) minus
               2) the sum of premium payments (made during the prior 12 months of the death benefit calculation date).

           o When the eldest owner on the Contract Date has attained age 70 but has not attained age 76, the maximum relief amount equals 100% multiplied by:

               1) the sum of modified premium payments (made prior to the date of the death benefit calculation) minus
               2) the sum of premium payments (made during the 12 months prior to the death benefit calculation date).

    Death benefit proceeds will be payable in a single lump sum or, if the recipient chooses, in the form of an annuity option. Any such annuity option is subject to all restrictions (including minimum amount requirements) as are other annuities under this contract. In addition, there may be legal requirements that limit the recipient's annuity options and the timing of payments. See "Distributions at Death" under

"Federal Income Taxes." A recipient should consult a qualified tax adviser before electing to receive an annuity.

    Depending upon state law, the amounts paid to the owner may avoid probate and the death benefit may be reduced by any tax due. For more information, see "Tax." and "Distribution at Death" under "Federal Income Taxes."

    We reserve the right to discontinue offering any one of the available Death Benefit Options in the future.



INTERNET, INTERACTIVE VOICE RESPONSE AND TELEPHONE TRANSFERS
--------------------------------------------------------------------------------

    You may transfer your Contract Value among the available investment options and make changes to your premium payment allocations by Internet, Interactive Voice Response or telephone.

    PHL Variable and Phoenix Equity Planning Corporation ("PEPCO"), our national distributor, will use reasonable procedures to confirm that transfer instructions are genuine. We require verification of account information and will record telephone instructions on tape. You will receive written confirmation of all transfers. PHL Variable and PEPCO may be liable for following unauthorized instructions if we fail to follow our established security procedures. However, you will bear the risk of a loss resulting from instructions entered by an unauthorized third party that PHL Variable and PEPCO reasonably believe to be genuine.

    We may modify or terminate your transfer and allocation privileges. You may find it difficult to exercise these privileges during times of extreme market volatility. In such a case, you should submit your request in writing.

    We will not accept batches of transfer instructions from registered representatives acting under powers of attorney for multiple policy owners, unless the registered representative's broker-dealer firm and PHL Variable have entered into a third-party transfer service agreement. If we reject a transfer request for any of these reasons, we will notify you of our decision in writing.

    Prior to the Maturity Date of your contract, you may elect to transfer all or any part of the Contract Value among one or more subaccounts, the GIA or MVA subject to the limitations established for the GIA and MVA. A transfer from a subaccount will result in the redemption of Accumulation Units and, if another subaccount is selected, in the purchase of Accumulation Units. The exchange will be based on the values of the Accumulation Units next determined after the receipt by our Annuity Operations Division of notice of election in a form satisfactory to us. A transfer among subaccounts, the GIA or MVA does not automatically change the premium payment allocation schedule of your contract.

    You may also request transfers and changes in premium payment allocations among available subaccounts, the GIA or MVA by Internet, Interactive Voice Response and telephone by calling us at 800/541-0171 between the hours of 8:30 a.m. and 4:00 p.m. Eastern Time on any Valuation Date. You may permit your registered representative to submit transfer requests on your behalf. We will employ reasonable procedures to confirm that transfer instructions are genuine. We will require verification of account information and will record telephone instructions on tape. All transfers and allocation changes will be confirmed in writing to you. To the extent that procedures reasonably designed to prevent unauthorized transfers are not followed, we may be liable for following transfer instructions for transfers that prove to be fraudulent. However, you will bear the risk of loss resulting from instructions entered by an unauthorized third party we reasonably believe to be genuine. These transfer and allocation change privileges may be modified or terminated at any time on a case-by-case basis. In particular, during times of extreme market volatility, transfer privileges may be difficult to exercise. In such cases you should submit written instructions.

    Unless we otherwise agree or unless the Dollar Cost Averaging Program has been elected, (see below), you may make only one transfer per contract year from the GIA. Nonsystematic transfers from the GIA and MVA will be made on the date of receipt by our Annuity Operations Division except as you may otherwise request. For nonsystematic transfers, the amount that may be transferred from the GIA at any one time cannot exceed the greatest of $1,000 or 25% of the Contract Value in the GIA at the time of transfer. For nonsystematic transfers from the MVA, the market value adjustment may be applied. See the MVA prospectus for more information.

    No surrender charge will be assessed when a transfer is made. The date a premium payment was originally credited for the purpose of calculating the surrender charge will remain the same. Currently, 12 transfers are permitted from the subaccounts and one transfer from the GIA; however, we reserve the right to change our policy to limit the number of transfers made during each contract year if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other Contract Owners. For more information, see "Disruptive Trading and Market Timing." There are additional restrictions on transfers from the GIA as described above and in the section titled, "GIA." See the MVA prospectus for information regarding transfers from the MVA.

    Transfers to the GIA are not permitted during the first Contract Year. After the first Contract Year, a transfer into the GIA will not be permitted if such transfer would cause the percentage of the Contract Value in the GIA to exceed the Maximum GIA Percentage shown on the schedule page.


DISRUPTIVE TRADING AND MARKET TIMING
--------------------------------------------------------------------------------

    Your ability to make transfers among subaccounts under the contract is subject to modification if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other contract owners.

    Frequent purchases, redemptions and transfers, programmed transfers, transfers into and then out of a subaccount in a short period of time, and transfers of large amounts at one time ("Disruptive Trading") can have harmful effects for other Contract Owners. These risks and harmful effects include:

[diamond]  dilution of the interests of long-term investors in a subaccount, if market timers or others transfer into the subaccount at prices that are below the true value or transfer out of the subaccount at prices that are higher than the true value;

[diamond]  an adverse affect on portfolio management, as determined by portfolio management in its sole discretion, such as causing the underlying fund to maintain a higher level of cash than would otherwise be the case, or causing the underlying fund to liquidate investments prematurely; and

[diamond]  increased brokerage and administrative expenses.

    To protect our Contract Owners and the underlying funds from Disruptive Trading, we have adopted certain market policies and procedures.

    Under our current Disruptive Trading policy, we could modify your transfer privileges for some or all of the subaccounts. Modifications include, but are not limited to, not accepting a transfer request from you or from any person, asset allocation service, and/or market timing service made on your behalf. We may also limit the amount that may be transferred into or out of any subaccount at any one time. Unless prohibited by the terms of the contract, we may (but are not obligated to):

[diamond]  limit the dollar amount and frequency of transfers (e.g., prohibit more than one transfer a week, or more than two a month, etc.),

[diamond]  restrict the method of making a transfer (e.g., require that all transfers into a particular subaccount be sent to our Annuity Operations Division by first class U.S. mail and rescind telephone, Internet or fax transfer privileges),

[diamond]  require a holding period for some subaccounts (e.g., prohibit transfers into a particular subaccount within a specified period of time after a transfer out of that subaccount),

[diamond]  impose redemption fees on short-term trading (or implement and administer redemption fees imposed by one or more of the underlying funds), or

[diamond]  impose other limitations or restrictions.

    Currently we attempt to detect Disruptive Trading by monitoring both the dollar amount of individual transfers and the frequency of a given contract owner's transfers. With respect to both dollar amount and frequency, we may consider an individual transfer alone or when combined with transfers from other contracts owned by or under the control or influence of the same individual or entity. We currently review transfer activity on a regular basis. We also consider any concerns brought to our attention by the managers of the underlying funds. We may change our monitoring procedures at any time without notice.

    Because we reserve discretion in applying these policies, they may not be applied uniformly. However, we will to the best of our ability apply these policies uniformly. Consequently, there is a risk that some contract owners could engage in market timing while others will bear the effects of their market timing.

    Currently we attempt to detect Disruptive Trading by monitoring activity for all contracts. If a transfer request exceeds the transfer parameters, we may send the owner a warning letter. If at any time thereafter the owner's transfer activity exceeds the transfer parameters, we will revoke the Contract Owner's right to make Internet and Interactive Voice Response (IVR) transfers. We will notify Contract Owners in writing (by mail to their address of record on file with us) if we limit their trading.

    We have adopted these policies and procedures as a preventative measure to protect all Contract Owners from the potential effects of Disruptive Trading, while also abiding by any rights that Contract Owners may have to make transfers and providing reasonable and convenient methods of making transfers that do not have the potential to harm other Contract Owners.

     We currently do not make any exceptions to the policies and procedures discussed above to detect and deter Disruptive Trading. We may reinstate Internet, IVR, telephone and fax transfer privileges after they are revoked, but we will not reinstate these privileges if we have reason to believe that they might be used thereafter for Disruptive Trading.

      We cannot guarantee that our monitoring will be 100% successful in detecting all transfer activity that exceeds the parameters discussed above (and we do not guarantee that these are appropriate transfer parameters to prevent Disruptive Trading). Moreover, we cannot guarantee that revoking or limiting a Contract Owner's Internet, IVR, telephone and fax transfer privileges will successfully deter all Disruptive Trading. In addition, some of the underlying funds are available to insurance companies other than Phoenix and we do not know whether those other insurance companies have adopted any policies and procedures to detect and deter Disruptive Trading, or, if so, what those policies and procedures might be. Because we may not be able to detect or deter all Disruptive Trading and because some of these funds are available through other insurance companies, some contract owners may be treated differently than others, resulting in the risk that some contract owners could engage in market timing while others will bear the effects of their market timing.

    We may, without prior notice, take whatever action we deem appropriate to comply with or take advantage of any state or federal regulatory requirement. In addition, orders for the purchase of underlying fund shares are subject to acceptance by the relevant fund. We reserve the right to reject, without prior notice, any transfer request into any subaccount if the purchase of shares in the corresponding underlying fund is not accepted for any reason.

    We do not include transfers made pursuant to the Dollar Cost Averaging, Automatic Asset Rebalancing or other similar programs when applying our market timing policy.


THE ANNUITY PERIOD
--------------------------------------------------------------------------------

    The annuity period begins after the accumulation period of the contract, when annuity payments are made to you.

ANNUITY PAYMENTS
    Annuity payments will begin on the contract's Maturity Date if the owner is alive and the contract is still in force. Beginning on the Maturity Date, investment in the Separate Account is continued unless a Fixed Payment Annuity is selected. Surrender charges will also be waived when you begin taking annuity payments, provided your contract has been in effect for five years. If you have not selected an Annuity Payment Option by the Maturity Date, the default is Annuity Payment Option I--Variable Life Annuity with 10-Year Period Certain. For more information, see "Annuity Payment Options."

    If the amount to be applied on the Maturity Date is less than $2,000, we may pay such amount in one lump sum in lieu of providing an annuity. If the initial monthly annuity payment under an Annuity Payment Option would be less than $20, we may make a single sum payment equal to the total Contract Value on the date the initial annuity payment would be payable, or make periodic annuity payments quarterly, semiannually or annually in place of monthly annuity payments.

    Your contract specifies a Maturity Date at the time of its issuance. However, you may subsequently elect a different Maturity Date. The Maturity Date may not be earlier than the fifth contract anniversary. The latest Maturity Date is the contract anniversary nearest the Annuitant's 95th birthday or ten years from the Contract Date, unless agreed otherwise. Generally, under qualified plans, the Maturity Date must be such that distributions begin no later than April 1st of the calendar year following the later of: (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an Individual Retirement Annuity ("IRA").

    The Maturity Date election must be made by written notice and must be received by our Annuity Operations Division 30 days before the provisional Maturity Date. If you do not elect a Maturity Date, which is different from the provisional Maturity Date, the provisional Maturity Date becomes the Maturity Date. Particular care should be taken in electing the Maturity Date of a contract issued under a Tax Sheltered Annuity (TSA), a Keogh Plan or an IRA plan. For more information, see "Tax Sheltered Annuities," "Keogh Plans" and "Individual Retirement Accounts."

ANNUITY PAYMENT OPTIONS
    Unless an alternative Annuity Payment Option is elected on or before the Maturity Date, the amounts held under a contract on the Maturity Date will be applied to provide a Variable Life Annuity with 10-Year Period Certain (Option
I) as described below. Instead of Option I, you may, by sending a written request to our Annuity Operations Division on or before the Maturity Date of the contract, elect any of the other Annuity Payment Options described below. After the first annuity payment, you may not change the elected Annuity Payment Option. No surrender charge will be assessed under any Annuity Payment Option, unless unscheduled withdrawals are made under Variable Annuity Payment Options K or L. The MVA will apply to any amounts held in the MVA that we applied to any Annuity Payment Option. See the MVA prospectus for more information.

    With the exception of the Fixed Annuity Payment Options and Annuity Payment Option L, each annuity payment will be based upon the value of the annuity units credited to the contract. The number of annuity units in each subaccount to be credited is based on the value of the Accumulation Units in that subaccount and the applicable annuity payment rate. The contract is issued with guaranteed minimum annuity payment rates, however, if the current rate is higher, we'll apply the higher rate. The annuity payment rate differs according to the Annuity Payment Option selected and the age of the Annuitant(s). The annuity payment rate is applied and will determine all annuity payments for the fixed Annuity Payment Options and the first annuity payment for the variable Annuity Payment Options. The value of the annuity units will vary with the investment performance of each subaccount to which annuity units are credited.

    The initial annuity payment will be calculated based on an assumed investment return of 4.5% per year. This rate is a fulcrum return around which variable annuity payments will vary to reflect whether actual investment experience of the subaccount is better or worse than the assumed investment return. The assumed investment return is set at the time of your first annuity payment. If investment performance is higher than the assumed investment return, your subsequent annuity payments will be larger than your first annuity payment. However, if investment performance is lower than the assumed investment rate, your subsequent annuity payments will be less than the first annuity payment. If the assumed and actual investment performances are the same, your annuity payments will be level. The assumed investment return and the calculation of variable annuity payments for a 10-year period certain variable payment life annuity and for Annuity Payment Options J and K described below are described in more detail in the contract and in the SAI.

    The level of annuity payments payable under the following Annuity Payment Options is based upon the option selected. In addition, factors such as the age at which annuity payments begin, the form of annuity, annuity payment rates, assumed investment rate (for variable annuity payments) and the frequency of annuity payments will affect the level of annuity payments. The longer the duration and more frequent the payments, the lower the annuity payment amount.

    The assumed investment rate is 4.5% per year. We use this rate to determine the first annuity payment under Variable

Annuity Payment Options I, J, K, M and N. Under Option L, We determine the amount of the annual distribution by dividing the amount of Contract Value as of the payment calculation date by the life expectancy of the Annuitant or the joint life expectancy of the Annuitant and Joint Annuitant at that time.

    We deduct a daily charge for mortality and expense risks and a daily administrative fee from Contract Values held in the subaccounts. For more information, see "Charges For Mortality and Expense Risks" and "Charges for Administrative Services." Therefore, electing Option K will result in a deduction being made even though we assume no mortality risk under that option.

    The following are descriptions of the Annuity Payment Options available under a contract. These descriptions should allow you to understand the basic differences between the options, however, you should contact our Annuity Operations Division well in advance of the date you wish to elect an option to obtain estimates of annuity payments under each option.

OPTION A--LIFE ANNUITY WITH SPECIFIED PERIOD
    A fixed payout annuity payable monthly while the Annuitant is living or, if later, the end of the specified period certain. The period certain may be specified as 5, 10, or 20 years. The period certain must be specified at the time this option is elected.

OPTION B--NON-REFUND LIFE ANNUITY
     A fixed payout annuity payable monthly while the Annuitant is living. No monthly payment, death benefit or refund is payable after the death of the Annuitant.

OPTION C--[RESERVED]

OPTION D--JOINT AND SURVIVOR LIFE ANNUITY
     A fixed payout annuity payable monthly while either the Annuitant or Joint Annuitant is living. You must designate the Joint Annuitant at the time you elect this option. The Joint Annuitant must be at least age 40 on the first payment calculation date.

OPTION E--INSTALLMENT REFUND LIFE ANNUITY
    A fixed payout annuity payable monthly while the Annuitant is living. If the Annuitant dies before the annuity payments made under this option total an amount which refunds the entire amount applied under this option, we will make a lump sum payment equal to the entire amount applied under this option less the sum of payments already made.

OPTION F--JOINT AND SURVIVOR LIFE ANNUITY WITH 10-YEAR PERIOD CERTAIN
    A fixed payout annuity payable monthly while either the Annuitant or joint Annuitant is living, or if later, the end of 10 years. You must designate the Joint Annuitant at the time you elect this option. The Joint Annuitant must be at least age 40 on the first payment calculation date.

OPTION G--PAYMENTS FOR SPECIFIED PERIOD
    A fixed payout annuity payable monthly over a specified period of time. Payments continue whether the Annuitant lives or dies. The specified period must be in whole numbers of years from 5 to 30, but cannot be greater than 100 minus the age of the Annuitant. However, if the beneficiary of any death benefits payable under this contract elects this payment option, the period selected by the beneficiary may not extend beyond the life expectancy of such beneficiary.

OPTION H--PAYMENTS OF SPECIFIED AMOUNT
    Equal income installments of a specified amount are paid until the principal sum remaining under this option from the amount applied is less than the amount of the installment. When that happens, the principal sum remaining will be paid as a final payment. The amount specified must provide for payments for a period of at least 5 years.

OPTION I--VARIABLE LIFE ANNUITY WITH 10-YEAR PERIOD CERTAIN
    A variable payout annuity payable monthly while the Annuitant is living or, if later, for ten years. If the beneficiary of any death benefits payable under this contract elects this option, the period certain will equal the shorter of 10 years or the life expectancy of such beneficiary.

OPTION J--JOINT SURVIVOR VARIABLE LIFE ANNUITY WITH 10-YEAR PERIOD CERTAIN
    A variable payout annuity payable monthly while either the Annuitant or joint Annuitant is living, or if later, the end of 10 years. You must designate the Joint Annuitant at the time you elect this option. The Joint Annuitant must be at least age 40 on the first payment calculation date. This option is not available for the payment of any death benefit under this contract.

OPTION K--VARIABLE ANNUITY FOR A SPECIFIED PERIOD
    A variable payout annuity payable monthly over a specified period of time. Payments continue whether the Annuitant lives or dies. The specified period must be in whole numbers of years from 5 to 30, but cannot be greater than 100 minus the age of the Annuitant. However, if the beneficiary of any death benefits payable under this contract elects this payment option, the period selected by the beneficiary may not extend beyond the life expectancy of such beneficiary. This option also provides for unscheduled withdrawals. An unscheduled withdrawal will reduce the number of fixed annuity units in each subaccount and affect the amount of future payments. For details, see "Variable Annuity Payments" and "Calculation of Annuity Payments" in the SAI.

OPTION L--VARIABLE LIFE EXPECTANCY ANNUITY
    This option provides a variable income which is payable over the Annuitant's annually recalculated life expectancy or the annually recalculated life expectancy of the Annuitant and joint Annuitant. This option also provides for unscheduled withdrawals. An unscheduled withdrawal will reduce the Contract Value and affect the amount of future payments. Upon the death of the Annuitant (and joint Annuitant, if applicable), any remaining Contract Value will be paid in a lump sum to the beneficiary. For details, see "Variable Annuity Payments" and "Calculation of Annuity Payments" in the SAI.

OPTION M--UNIT REFUND VARIABLE LIFE ANNUITY
    This option provides variable monthly payments as long as the Annuitant lives. In the event of the death of the Annuitant, the monthly payments will stop and the beneficiary will receive a lump sum payment equal to the value of the remaining annuity units. This value is equal to the sum of the number of remaining annuity units for each subaccount multiplied by the current Annuity Unit Value for that subaccount. The number of remaining annuity units for each subaccount will be calculated as follows:

1. the net amount in the subaccount applied under this option on the first payment calculation date divided by the corresponding Annuity Unit Value on that date, minus
2. the sum of the annuity units released from the subaccount to make the payments under this option.

    You may not transfer any assets under Annuity Payment Option M, unless we agree otherwise.

OPTION N--VARIABLE NON-REFUND LIFE ANNUITY
    A variable payout annuity payable monthly while the Annuitant is living. No monthly payment, death benefit or refund is payable after the death of the Annuitant.

OTHER OPTIONS AND RATES
    We may offer other annuity payment options at the time a contract reaches its Maturity Date. In addition, in the event that annuity payment rates for contracts are at that time more favorable than the applicable rates guaranteed under the contract, the then current settlement rates shall be used in determining the amount of any annuity payment under the Annuity Payment Options above.

OTHER CONDITIONS
    Federal income tax requirements currently applicable to most qualified plans provide that the period of years guaranteed under joint and survivorship annuities with specified periods certain (see "Option F" and "Option J" above) cannot be any greater than the joint life expectancies of the payee and his or her spouse.

    Federal income tax requirements also provide that participants in regular or SIMPLE IRAs must begin minimum distributions by April 1 of the year following the year in which they attain age 70 1/2. Minimum distribution requirements do not apply to Roth IRAs. Distributions from qualified plans generally must begin by the later of actual retirement or April 1 of the year following the year participants attain age 70 1/2. Any required minimum distributions must be such that the full amount in the contract will be distributed over a period not greater than the participant's life expectancy or the combined life expectancy of the participant and his or her spouse or designated beneficiary. Distributions made under this method are generally referred to as Life Expectancy Distributions ("LEDs"). An LED program is available to participants in qualified plans or IRAs. Requests to elect this program must be made in writing.

    Under the LED program, regardless of contract year, amounts up to the required minimum distribution may be withdrawn without a deduction for surrender charges, even if the minimum distribution exceeds the 10% allowable amount. See "Surrender Charges." Any amounts withdrawn that have not been held under a contract for at least six years and are in excess of both the minimum distribution and the 10% free available amount will be subject to any applicable surrender charge.

    If the initial monthly annuity payment under an annuity payment option would be less than $20, we may make a single sum payment equal to the Contract Value on the date the initial annuity payment would be payable, in place of all other benefits provided by the contract, or may make periodic annuity payments quarterly, semiannually or annually in place of monthly annuity payments.

    Currently, transfers between subaccounts are available for amounts allocated to any of the variable annuity payment options except Annuity Payment Option M.

PAYMENT UPON DEATH AFTER MATURITY DATE
    If an owner dies on or after the Maturity Date and there is no surviving owner, any remaining certain period annuity payments will be paid to the beneficiary under the annuity payment option in effect on the date of death. Payments may not be deferred or otherwise extended. If there is a surviving owner, the payments continue as if there had been no death.

    If the Annuitant and joint Annuitant, if any, die and are survived by any owner(s), any remaining certain period annuity payments will be paid to such owner(s). Payments will continue under the annuity payment option in effect at the date of death and may not be deferred or otherwise extended.


VARIABLE ACCOUNT VALUATION PROCEDURES
--------------------------------------------------------------------------------

VALUATION DATE
    A Valuation Date is every day the New York Stock Exchange ("NYSE") is open for trading and we are open for business. However, transaction processing may be postponed for the following reasons:

1.  the NYSE is closed or may have closed early;

2.  the SEC has determined that a state of emergency exists; or

3. on days when a certain market is closed (e.g., the U.S. Government bond market is closed on Columbus Day and Veteran's Day).

    The NYSE Board of Directors reserves the right to change the NYSE schedule as conditions warrant. On each Valuation Date, the value of the Separate Account is determined at the close of the NYSE (usually 4:00 p.m. eastern time). The NYSE is scheduled to be closed on the following days:

--------------------------------------------------------
New Year's Day                    Independence Day
--------------------------------------------------------
Martin Luther King, Jr. Day       Labor Day
--------------------------------------------------------
Presidents Day                    Thanksgiving Day
--------------------------------------------------------
Good Friday                       Christmas Day
--------------------------------------------------------
Memorial Day
--------------------------------------------------------

VALUATION PERIOD
    Valuation period is that period of time from the beginning of the day following a Valuation Date to the end of the next following Valuation Date.

ACCUMULATION UNIT VALUE
    The value of one Accumulation Unit was set at $1.000 on the date assets were first allocated to a subaccount. The value of one Accumulation Unit on any subsequent Valuation Date is determined by multiplying the immediately preceding Accumulation Unit Value by the applicable net investment factor for the valuation period ending on such Valuation Date. After the first valuation period, the Accumulation Unit Value reflects the cumulative investment experience of that subaccount.

NET INVESTMENT FACTOR
    The net investment factor for any valuation period is equal to 1.000 plus the applicable net investment rate for such valuation period. A net investment factor may be more or less than 1.000 depending on whether the assets gained or lost value that day. To determine the net investment rate for any valuation period for the funds allocated to each subaccount, the following steps are taken: (a) the aggregate accrued investment income and capital gains and losses, whether realized or unrealized, of the subaccount for such valuation period is computed, (b) the amount in (a) is then adjusted by the sum of the charges and credits for any applicable income taxes and the deductions at the beginning of the valuation period for mortality and expense risk fees and daily administration fee, and (c) the results of (a) as adjusted by (b) are divided by the aggregate unit values in the subaccount at the beginning of the valuation period.


MISCELLANEOUS PROVISIONS
--------------------------------------------------------------------------------

ASSIGNMENT
    Owners of contracts issued in connection with non-tax qualified plans may assign their interest in the contract to a spouse or a grantor trust. We will not be on notice of such an assignment unless we receive written notice of such assignment filed with our Annuity Operations Division.

    A pledge or assignment of a contract is treated as payment received on account of a partial surrender of a contract. For more information, see "Surrenders or Withdrawals Prior to the Contract Maturity Date." Transfer of ownership will nullify the original death benefit option and the death benefit option will become Death Benefit Option 1.

    In order to qualify for favorable tax treatment, contracts issued in connection with tax qualified plans may not be sold, assigned, discounted or pledged as collateral for a loan or as security for the performance of an obligation, or for any other purpose, to any person other than to us.

PAYMENT DEFERRAL
    Payment of the Contract Value, attributable to the Separate Account, in a single sum upon a withdrawal or full surrender of the contract will ordinarily be made within 7 days after receipt of the written request by our Annuity Operations Division. However, we may postpone payment of the value of any Accumulation Units at times (a) when the NYSE is closed, other than customary weekend and holiday closings, (b) when trading on the NYSE is restricted, (c) when an emergency exists as a result of which disposal of securities in the Series is not reasonably practicable or it is not reasonably practicable to determine the Contract Value or (d) when a governmental body having jurisdiction over us by order permits such suspension. Rules and regulations of the SEC, if any, are applicable and will govern as to whether conditions described in (b),
(c) or (d) exist.

    Payment of the Contract Value attributable to the GIA may be deferred for 6 months from the date of receipt of a withdrawal or surrender request at our Annuity Operations Division. If payment is delayed for more than 10 days, we will credit additional interest at a rate equal to that paid under Annuity Options G and H.

FREE LOOK PERIOD
    We may mail the contract to you or we may deliver it to you in person. You may return a contract for any reason within ten days after you receive it and receive in cash the adjusted Contract Value less any charges. (A longer Free Look Period may be required by your state.) You may receive more or less than the initial premium payment depending on investment experience within the subaccounts during the Free Look Period. If a portion or all of your initial premium payment has been allocated to the GIA, we also will refund any earned interest. If a portion or all of your initial premium payment has been allocated to the MVA, we will apply the Market Value Adjustment that can increase or decrease your initial premium payment. If applicable state law requires, we will return the full amount of any premium payments we received.

    During periods of extreme market volatility, we reserve the right to make the Temporary Money Market Allocation Amendment available. We will generally allocate the premium payment, less applicable charges, according to your instructions when we receive your completed application. We may issue some contracts with a Temporary Money Market Allocation Amendment. Under this amendment we allocate the net premium payment and the net of the other premium payments paid during your Free Look Period to the Phoenix-Goodwin Money Market Subaccount. When your Free Look Period expires we allocate the Contract Value among the subaccounts, the GIA and/or MVA according to your instructions. We may use the Temporary Money market Allocation Amendment depending on the state of issue and under contain other circumstances.

AMENDMENTS TO CONTRACTS
    Contracts may be amended to conform to changes in applicable law or interpretations of applicable law, or to accommodate design changes. Changes in the contract may need to be approved by Contract Owners and state insurance departments. A change in the contract that necessitates a corresponding change in the prospectus or the SAI must be filed with the SEC.

SUBSTITUTION OF FUND SHARES
    If, in the judgment of PHL Variable's management, one or more of the funds becomes unsuitable for investment by Contract Owners, we reserve the right to substitute Accumulation Units of another subaccount for Accumulation

Units already purchased or to be purchased in the future by premium payments under this contract. Any substitution will be subject to approval by the SEC, if required, and where required one or more state insurance departments.

OWNERSHIP OF THE CONTRACT
    Ordinarily, the purchaser of a contract is both the owner and the Annuitant and is entitled to exercise all the rights under the contract. However, the owner may be an individual or entity other than the Annuitant. More than one owner may own a contract as joint owner. Transfer of the ownership of a contract may involve federal income tax consequences, and a qualified advisor should be consulted before any such transfer is attempted.


FEDERAL INCOME TAXES
--------------------------------------------------------------------------------

INTRODUCTION
    The contracts are designed for use with retirement plans which may or may not be tax-qualified plans ("qualified plans") under the provisions of the Internal Revenue Code of 1986, (the "Code"). The ultimate effect of federal income taxes on the amounts held under a contract, on annuity payments and on the economic benefits of the Contract Owner, Annuitant or beneficiary depends on our income tax status, on the type of retirement plan for which the contract is purchased, and upon the income tax and employment status of the individual concerned.

    The following discussion is general in nature and is not intended as tax advice. The income tax rules are complicated and this discussion is intended only to make you aware of the issues. Each person concerned should consult a professional tax advisor. No attempt is made to consider any estate or inheritance taxes or any applicable state, local or other tax laws. Moreover, the discussion is based upon our understanding of the federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of the federal income tax laws or the current interpretations by the Internal Revenue Service (the "IRS"). We do not guarantee the tax status of the contracts or any transactions involving the contracts. Purchasers bear the complete risk that the contracts may not be treated as "annuity contracts" under federal income tax laws. For a discussion of federal income taxes as they relate to the funds, please see the fund prospectuses.

INCOME TAX STATUS
    We are taxed as a life insurance company under Part 1 of Subchapter L of the Code. Since the Separate Account is not a separate entity from PHL Variable and its operations form a part of PHL Variable, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Separate Account are reinvested and taken into account in determining the Contract Value. Under existing federal income tax law, the Separate Account's investment income, including realized net capital gains, is not taxed to us. We reserve the right to make a deduction for taxes should they be imposed on us with respect to such items in the future.

TAXATION OF ANNUITIES IN GENERAL--NONQUALIFIED PLANS
    Section 72 of the Code governs taxation of annuities. In general, a Contract Owner is not taxed on increases in value of the units held under a contract until some form of distribution is made. However, in certain cases the increase in value may be subject to tax currently. In the case of contracts not owned by natural persons, see "Contracts Owned by Non-Natural Persons." In the case of contracts not meeting the diversification requirements, see "Diversification Standards."

    As the owner of the contract, you may elect one of the available death benefit guarantees under the contract. One or more of the options available may, in some cases, exceed the greater of the sum of premium payments or the Contract Value. The IRS may take the position with respect to these death benefit guarantees that they are not part of the annuity contract. In such a case, the charges against the cash value of the annuity contract or charges withheld from a rollover for the benefits would be considered distributions subject to tax, including penalty taxes, and charges withheld from purchase payments for the contract would not be deductible. If the IRS were to take this position, we would take all reasonable steps to avoid this result, which would include the right to amend the contract, with appropriate notice to you. You should consult with your tax advisor before electing a death benefit guarantee under this contract or any amendments, benefits or endorsements to the contract.

SURRENDERS OR WITHDRAWALS PRIOR TO THE CONTRACT MATURITY DATE
    Code Section 72 provides that a withdrawal or surrender of the contract prior to the contract Maturity Date will be treated as taxable income to the extent the amounts held under the contract exceed the "investment in the contract." The "investment in the contract" is that portion, if any, of purchase payments by or on behalf of an individual under a contract that have not been excluded from the individual's gross income. The taxable portion is taxed as ordinary income in an amount equal to the value of the amount received in excess of the "investment in the contract" on account of a withdrawal or surrender of a contract. For purposes of this rule, a pledge or assignment of a contract is treated as a payment received on account of a withdrawal from a contract.

SURRENDERS OR WITHDRAWALS ON OR AFTER THE CONTRACT MATURITY DATE
    Upon receipt of a lump sum payment under the contract, the recipient is taxed on the portion of the payment that exceeds the investment in the contract. Ordinarily, such taxable portion is taxed as ordinary income.

    For fixed annuity payments, the taxable portion of each payment is determined by using a formula known as the "exclusion ratio," which establishes the ratio that the investment in the contract bears to the total expected amount of annuity payments for the term of the contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed as ordinary income. For variable annuity payments, the taxable portion is determined by a formula that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the investment in the contract by the total number of expected periodic payments. The remaining portion of each payment is taxed as ordinary income. Once the excludable portion of annuity payments equals the investment in the contract, the balance of the annuity payments will be fully taxable. For certain types of qualified plans, there may be no investment in the contract resulting in the full amount of the payments being taxable. A simplified method of determining the exclusion ratio is effective with respect to qualified plan annuities started after November 18, 1996.

    Withholding of federal income taxes on all distributions may be required unless the recipient elects not to have any amounts withheld and properly notifies our Annuity Operations Division of that election.

PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS
    Amounts surrendered, withdrawn or distributed before the taxpayer reaches age 59 1/2 are subject to a penalty tax equal to ten percent (10%) of the portion of such amount that is includable in gross income. However, the penalty tax will not apply to withdrawals: (i) made on or after the death of the Contract Owner (or where the Contract Owner is not an individual, the death of the "primary Annuitant," who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the contract); (ii) attributable to the taxpayer's becoming totally disabled within the meaning of Code Section 72(m)(7); (iii) which are part of a Series of substantially equal periodic payments made (not less frequently than annually) for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (iv) from certain qualified plans (such distributions may, however, be subject to a similar penalty under Code Section 72(t) relating to distributions from qualified retirement plans and to a special penalty of 25% applicable specifically to SIMPLE IRAs or other special penalties applicable to Roth IRAs);
(v) allocable to investment in the contract before August 14, 1982; (vi) under a qualified funding asset (as defined in Code Section 130(d)); (vii) under an immediate annuity contract (as defined in Code Section 72(u)(4)); or (viii) that are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.

    If the penalty tax does not apply to a withdrawal as a result of the application of item (iii) above, and the Series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year when the modification occurs will be increased by an amount (determined by the Treasury regulations) equal to the tax that would have been imposed but for item (iii) above, plus interest for the deferral period, but only if the modification takes place: (a) within 5 years from the date of the first payment, or (b) before the taxpayer reaches age 59 1/2.

    Separate tax withdrawal penalties apply to qualified plans. See "Penalty Tax on Surrenders and Withdrawals from Qualified Contracts."

ADDITIONAL CONSIDERATIONS

DISTRIBUTION-AT-DEATH RULES
    In order to be treated as an annuity contract for federal income tax purposes, a contract must provide the following two distribution rules: (a) if the Contract Owner dies on or after the contract Maturity Date, and before the entire interest in the contract has been distributed, the remainder of the Contract Owner's interest will be distributed at least as quickly as the method in effect on the Contract Owner's death; and (b) if a Contract Owner dies before the contract Maturity Date, the Contract Owner's entire interest generally must be distributed within five (5) years after the date of death, or if payable to a designated beneficiary, may be annuitized over the life or life expectancy of that beneficiary and payments must begin within one (1) year after the Contract Owner's date of death. If the beneficiary is the spouse of the Contract Owner, the contract (together with the deferral of tax on the accrued and future income thereunder) may be continued in the name of the spouse as Contract Owner. Similar distribution requirements apply to annuity contracts under qualified plans (other than Code Section 457 Plans). However, a number of restrictions, limitations and special rules apply to qualified plans and Contract Owners should consult with their tax advisor.

    If the primary Annuitant, which is not the Contract Owner, dies before the Maturity Date, the owner will become the Annuitant unless the owner appoints another Annuitant. If the Contract Owner is not an individual, the death of the primary Annuitant is treated as the death of the Contract Owner. In addition, when the Contract Owner is not an individual, however, a change in the primary Annuitant is treated as the death of the Contract Owner. Finally, in the case of non-spousal joint Contract Owners, distribution will be required at the earliest death of any of the Contract Owners.

    If the Contract Owner or a joint Contract Owner dies on or after the Maturity Date, the remaining payments, if any, under the Annuity Payment Option selected will be made at least as rapidly as under the method of distribution in effect at the time of death.

    Any death benefits paid under the contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or annuity payments. Estate taxes may also apply.

TRANSFER OF ANNUITY CONTRACTS
    Transfers of nonqualified contracts prior to the Maturity Date for less than full and adequate consideration to the Contract Owner at the time of such transfer, will trigger tax on the gain in the contract, with the transferee getting a step-up in basis for the amount included in the Contract Owner's income. This provision does not apply to transfers between spouses and incident to a divorce.

CONTRACTS OWNED BY NON-NATURAL PERSONS
    If a non-natural person (for example, a corporation) holds the contract, the income on that contract (generally the increase in the net surrender value less the premium payments paid) is includable in income each year. The rule does not apply where the non-natural person is the nominal owner of a contract and the beneficial owner is a natural person. The rule also does not apply where the annuity contract is acquired by the estate of a decedent, where the contract is held under a qualified plan, a TSA program or an IRA, where the contract is a qualified funding asset for structured settlements, or where the contract is purchased on behalf of an employee upon termination of a qualified plan.

SECTION 1035 EXCHANGES
    Code Section 1035 provides, in general, that no gain or loss shall be recognized on the exchange of one annuity contract for another. A replacement contract obtained in a tax-free exchange of contracts generally succeeds to the status of the surrendered contract. If the surrendered contract was issued prior to August 14, 1982, the tax rules that formerly provided that the surrender was taxable only to the extent the amount received exceeds the Contract Owner's investment in the contract will continue to apply. In contrast, contracts issued on or after January 19, 1985 are, in a Code Section 1035 exchange, treated as new contracts for purposes of the distribution-at-death rules. Special rules and procedures apply to Code Section 1035 transactions. Prospective Contract Owners wishing to take advantage of Code Section 1035 should consult their tax advisors.

MULTIPLE CONTRACTS
    Code Section 72(e)(11)(A)(ii) provides that for contracts entered into after October 21, 1988, for purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as annuities) that is includable in gross income, all nonqualified annuity contracts issued by the same insurer (or affiliate) to the same Contract Owner during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the contract Maturity Date, such as a withdrawal, dividend or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.

    The U.S. Treasury Department has specific authority to issue regulations that prevent the avoidance of Code Section 72(e) through the serial purchase of annuity contracts or otherwise. In addition, there may be situations where the Treasury may conclude that it would be appropriate to aggregate two or more contracts purchased by the same Contract Owner. Accordingly, a Contract Owner should consult a competent tax advisor before purchasing more than one contract or other annuity contracts.

OWNER CONTROL
    For variable annuity contracts, tax deferral depends on the insurance company and not you having control of the assets held in the separate accounts. You can allocate Account Values from one fund of the separate account to another but you cannot direct the investments each fund makes. If you have too much "investor control" of the assets supporting the separate account funds, then you will be taxed on the gain in the contract as it is earned rather than when it is withdrawn.

    In 2003, the Internal Revenue Service (IRS) in Revenue Ruling 2003-91, issued formal guidance that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment. The IRS has also indicated that exceeding 20 investment options may be considered a factor, along with other factors, including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The Revenue Ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment but stated that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances.

    The Revenue Ruling considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the Contract Owners could exercise over the investment assets held by the insurance company under the variable contracts was not sufficient to cause the Contract Owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under this contract, like the contracts described in the Revenue Ruling, there will be no arrangement, plan, contract, or agreement between the Contract Owner and PHL Variable regarding the availability of a particular investment option and, other than the Contract Owner's right to allocate premium payments and transfer funds among the available subaccounts, all investment decisions concerning the subaccounts will be made by us or an advisor in its sole and absolute discretion.

    At this time, it cannot be determined whether additional guidance will be provided by the U.S. Treasury on this issue and what standards may be contained in such guidance. Should the U.S. Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between or among underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under section 72 of the Internal Revenue Code, PHL Variable reserves the right to modify the contract to the extent required to maintain favorable tax treatment.

DIVERSIFICATION STANDARDS

DIVERSIFICATION REGULATIONS
    To comply with the diversification regulations under Code Section 817(h) ("Diversification Regulations"), after a start-up period, each Series of the funds will be required to diversify its investments. The Diversification Regulations generally require that, on the last day of each calendar quarter, the Series' assets be invested in no more than:

[diamond]  55% in any 1 investment
[diamond]  70% in any 2 investments
[diamond]  80% in any 3 investments
[diamond]  90% in any 4 investments

    A "look-through" rule applies to treat a pro rata portion of each asset of a Series as an asset of the Separate Account, and each Series of the funds are tested for compliance with the percentage limitations. All securities of the same issuer are treated as a single investment. As a result of the 1988 Act, each government agency or instrumentality will be treated as a separate issuer for purposes of these limitations.

    The Treasury Department has indicated that the Diversification Regulations do not provide guidance regarding the circumstances in which Contract Owner control of the investments of the Separate Account will cause the Contract Owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the contract. At this time, it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance. The amount of Contract Owner control which may be exercised under the contract is different in some respects from the situations addressed in published rulings issued by the IRS in which it was held that the Contract Owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the Contract Owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the Contract Owner to be considered as the owner of the assets of the Separate Account resulting in the imposition of federal income tax to the Contract Owner with respect to earnings allocable to the contract prior to receipt of payments under the contract.

    In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling generally will be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the Contract Owner being determined retroactively to be the owner of the assets of the Separate Account.

    Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.

    We represent that we intend to comply with the Diversification Regulations to assure that the contracts continue to be treated as annuity contracts for federal income tax purposes.

DIVERSIFICATION REGULATIONS AND QUALIFIED PLANS
    Code Section 817(h) applies to a variable annuity contract other than a pension plan contract. The Diversification Regulations reiterate that the diversification requirements do not apply to a pension plan contract. All of the qualified plans (described below) are defined as pension plan contracts for these purposes. Notwithstanding the exception of qualified plan contracts from application of the diversification rules, all investments of the PHL Variable Qualified Plan Contracts (i.e., the funds) will be structured to comply with the diversification standards because the funds serve as the investment vehicle for nonqualified contracts as well as qualified plan contracts.

    Any death benefits paid under the contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or annuity payments. Estate taxes may also apply.

TAXATION OF ANNUITIES IN GENERAL--QUALIFIED PLANS
    The contracts may be used with several types of qualified plans. TSAs, Keoghs, IRAs, Corporate Pension and Profit-sharing Plans and State Deferred Compensation Plans will be treated, for purposes of this discussion, as qualified plans. The tax rules applicable to participants in such qualified plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made here to provide more than general information about the use of the contracts with the various types of qualified plans. PHL Variable reserves the right at any time to discontinue the availability of this contract for use with qualified plans. Participants under such qualified plans as well as Contract Owners, Annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such qualified plans may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the contract issued in connection therewith. For example, PHL Variable will accept beneficiary designations and payment instructions under the terms of the contract without regard to any spousal consent that may be required under the Retirement Equity Act (REA). Consequently, a Contract Owner's beneficiary designation or elected annuity payment option may not be enforceable.

    As the owner of the contract, you may elect one of the available death benefit guarantees under the contract. We are of the opinion that the death benefit guarantees available under the contract are part of the annuity contract. One or more of the death benefit guarantees available may exceed the greater of the sum of premium payments or the Contract Value. The contract and its amendments, benefits or endorsements (together referred to herein as the "contract") have not been reviewed by the IRS for qualification as an IRA or any other qualified plan. Moreover, the IRS has not addressed in a ruling of general applicability whether a death benefit option such as those available under the contract complies with the qualification requirements for an IRA or any other qualified plan. There is a risk that the IRS would take the position that one or more of the death benefit guarantees are not part of the annuity contract. In such a case, charges against the cash value of the annuity contract or charges withheld from a rollover for the benefits would be considered distributions subject to tax, including penalty taxes, and charges withheld from purchases for the contract would not be deductible. While we regard the death benefit guarantees available for your election under the contract as a permissible benefit under an IRA, the IRS may take a contrary position regarding tax qualification resulting in deemed distributions and penalty taxes. If the IRS were to take this position, we would take all reasonable steps to avoid this result, which would include the right to amend the contract, with appropriate notice to you. You should consult with your tax advisor before electing a death benefit option under this contract for an IRA or other qualified plan.

    Certain death benefit guarantees may be purchased under your contract. IRA's and other qualified contracts generally may not invest in life insurance contracts. If you own an IRA or other qualified contract and purchase these death benefit guarantees, the IRS may consider these benefits "incidental death benefits." The IRC imposes limits on the amount of the incidental death benefits allowable for qualified contracts. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s) could result in taxable income to the owner of the IRA or qualified contract. Furthermore, the IRC provides that the assets of an IRA (including a traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may not be invested in life insurance, but may provide, in the case of death during the accumulation phase, for a death benefit payment equal to the greater of sum of premium payments (less withdrawals) or Contract Value. This contract offers death benefits, which may exceed the greater of sum of premium payments (less withdrawals) or Contract Value. If the IRS determines that these benefits are providing life insurance, the contract may not qualify as an IRA (including traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) or other qualified contract. That determination could result in the immediate taxation of amounts held in the contract and the imposition of penalty taxes. You should consult your tax advisor regarding these features and benefits prior to purchasing a contract.

    Under certain circumstances, the proceeds of a surrender of a contract may qualify for "lump sum distribution" treatment under qualified plans. See your tax advisor if you think you may qualify for "lump sum distribution" treatment. The 5-year averaging rule for lump sum distribution has been repealed for tax years beginning after 1999.

    Effective January 1, 1993, Section 3405 of the Internal Revenue Code was amended to change the roll-over rules applicable to the taxable portions of distributions from qualified pension and profit-sharing plans and Section 403(b) TSA arrangements. Taxable distributions eligible to be rolled over generally will be subject to 20 percent income tax withholding. Mandatory withholding can be avoided only if the employee arranges for a direct rollover to another qualified pension or profit-sharing plan or to an IRA.

    The new mandatory withholding rules apply to all taxable distributions from qualified plans or TSAs (not including IRAs), except (a) distributions required under the Code, (b) substantially equal distributions made over the life (or life expectancy) of the employee, or for a term certain of 10 years or more and
(c) the portion of distributions not includable in gross income (i.e., return of after-tax contributions).

    On July 6, 1983, the Supreme Court decided in ARIZONA GOVERNING COMMITTEE VS. NORRIS that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The contracts sold by PHL Variable in connection with certain qualified plans will utilize annuity tables that do not differentiate on the basis of sex. Such annuity tables also will be available for use in connection with certain nonqualified deferred compensation plans.

    Numerous changes have been made to the income tax rules governing qualified plans as a result of legislation enacted during the past several years, including rules with respect to: coverage, participation, maximum contributions, required distributions, penalty taxes on early or insufficient distributions and income tax withholding on distributions. The following are general descriptions of the various types of qualified plans and of the use of the contracts in connection therewith.

TAX SHELTERED ANNUITIES (TSAs)
    Code Section 403(b) permits public school systems and certain types of charitable, educational and scientific organizations, generally specified in Code Section 501(c)(3), to purchase annuity contracts on behalf of their employees and, subject to certain limitations, allows employees of those organizations to exclude the amount of payments from gross income for federal income tax purposes. These annuity contracts are commonly referred to as TSAs.

    For taxable years beginning after December 31, 1988, Code Section 403(b)(11) imposes certain restrictions on a Contract Owner's ability to make withdrawals from, or surrenders of, Code Section 403(b) Contracts, if the cash withdrawn is attributable to payments made under a salary reduction agreement. Specifically, Code Section 403(b)(11) allows a Contract Owner to make a surrender or withdrawal only (a) when the employee attains age 59 1/2, separates from service, dies or becomes disabled (as defined in the Code), or (b) in the case of hardship. In the case of hardship, the distribution amount cannot include any income earned under the contract.

    The 1988 Act amended the effective date of Code Section 403(b)(11), so that it applies only with respect to distributions from Code Section 403(b) Contracts which are attributable to assets other than assets held as of the close of the last year beginning before January 1, 1989. Thus, the distribution restrictions do not apply to assets held as of December 31, 1988.

    In addition, in order for certain types of contributions under a Code
Section 403(b) Contract to be excluded from taxable income, the employer must comply with certain nondiscrimination requirements. Contract Owners should consult their employers to determine whether the employer has complied with these rules. Contract Owner loans are not allowed under the contracts.

    Effective May 4, 1998, loans may be made available under Internal Revenue Code Section 403(b) tax-sheltered annuity programs. A loan from a participant's Contract Value may be requested only if we make loans available with the contract and if the employer permits loans under their tax-sheltered annuity program. The loan must be at least $1,000 and the maximum loan amount is the greater of: (a) 90% of the first

$10,000 of Contract Value minus any withdrawal charge; and (b) 50% of the Contract Value minus any withdrawal charge. The maximum loan amount is $50,000. If loans are outstanding from any other tax-qualified plan, then the maximum loan amount of the contract may be reduced from the amount stated above in order to comply with the maximum loan amount requirements under Section 72(p) of the Internal Revenue Code. Amounts borrowed from the GIA are subject to the same limitations as applies to transfers from the GIA; thus no more than the greatest of $1000 and 25% of the Contract Value in the GIA may be borrowed at any one time. Amounts borrowed from the Market Value Adjustment ("MVA") account are subject to the same market value adjustment as applies to transfers from the MVA.

    Loan repayments will first pay any accrued loan interest. The balance will be applied to reduce the outstanding loan balance and will also reduce the amount of the Loan Security Account by the same amount that the outstanding loan balance is reduced. The Loan Security Account is part of the general account and is the sole security for Tax-sheltered Annuity loans (as described in IRC
Section 403(b)) loans. It is increased with all loan amounts taken and reduced by all repayments of loan principal. The balance of loan repayments, after payment of accrued loan interest, will be credited to the subaccounts of the Separate Account or the GIA in accordance with the participant's most recent premium payments allocation on file with us, except that no amount will be transferred to the MVA.

    If we do not receive a loan repayment before 90 days after the payment was due, then the entire loan balance plus accrued interest will be in default. In the case of default, the outstanding loan balance plus accrued interest will be deemed a distribution for income tax purposes, and will be reported as such to the extent required by law. At the time of such deemed distribution, interest will continue to accrue until such time as an actual distribution occurs under the contract.

KEOGH PLANS
    The Self-Employed Individual Tax Retirement Act of 1962, as amended permits self-employed individuals to establish "Keoghs" or qualified plans for themselves and their employees. The tax consequences to participants under such a plan depend upon the terms of the plan. In addition, such plans are limited by law with respect to the maximum permissible contributions, distribution dates, nonforfeitability of interests, and tax rates applicable to distributions. In order to establish such a plan, a plan document must be adopted and implemented by the employer, as well as approved by the IRS.

INDIVIDUAL RETIREMENT ANNUITIES
    Code Sections 408 and 408A permit eligible individuals to contribute to an individual retirement program known as an "IRA." These IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible and on the time when distributions may commence. In addition, distributions from certain other types of qualified plans may be placed on a tax-deferred basis into an IRA. Effective January 1, 1997, employers may establish a new type of IRA called SIMPLE (Savings Incentive Match Plan for Employees). Special rules apply to participants' contributions to and withdrawals from SIMPLE IRAs. Also effective January 1, 1997, salary reduction IRAs (SARSEP) no longer may be established. Effective January 1, 1998, individuals may establish Roth IRAs. Special rules also apply to contributions to and withdrawals from Roth IRAs.

CORPORATE PENSION AND PROFIT-SHARING PLANS
    Code Section 401(a) permits corporate employers to establish various types of retirement plans for employees. Such retirement plans may permit the purchase of contracts to provide benefits thereunder.

    These retirement plans may permit the purchase of the contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includable in the gross income of the employee until distributed from the Plan. The tax consequences to participants may vary depending upon the particular Plan design. However, the Code places limitations and restrictions on all Plans, including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Participant loans are not allowed under the contracts purchased in connection with these Plans. Purchasers of contracts for use with Corporate Pension or Profit-sharing Plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

DEFERRED COMPENSATION PLANS WITH RESPECT TO SERVICE FOR STATE AND LOCAL GOVERNMENTS AND TAX EXEMPT ORGANIZATIONS
    Code Section 457 provides for certain deferred compensation plans with respect to service for state and local governments and certain other entities. The contracts may be used in connection with these plans; however, under these plans if issued to tax exempt organizations, the Contract Owner is the plan sponsor, and the individual participants in the plans are the Annuitants. Under such contracts, the rights of individual plan participants are governed solely by their agreements with the plan sponsor and not by the terms of the contracts. Effective in 1997 for new state and local government plans, such plans must be funded through a tax-exempt annuity contract held for the exclusive benefit of plan participants.

PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS FROM QUALIFIED PLANS
    In the case of a withdrawal under a qualified plan, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a qualified plan. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including contracts issued and qualified under Code Sections 401 (Keogh and Corporate Pension and Profit-sharing Plans), Tax-Sheltered Annuities and Individual Retirement Annuities other than Roth IRAs. The penalty is increased to 25% instead of 10% for SIMPLE IRAs if distribution occurs within the first two years of the Contract Owner's participation in the SIMPLE IRA. To the extent amounts are not includable in gross income because they have been properly rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the Contract Owner or Annuitant (as applicable) reaches age 59 1/2; (b) distributions following the death or disability of the Contract Owner or Annuitant (as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the Contract Owner or Annuitant (as applicable) or the joint lives (or joint life expectancies) of such Contract Owner or Annuitant (as applicable) and his or her designated beneficiary; (d) distributions to a Contract Owner or Annuitant (as applicable) who has separated from service after he has attained age 55; (e) distributions made to the Contract Owner or Annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the Contract Owner or Annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to a qualified domestic relations order; (g) distributions from an IRA for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Contract Owner and his or her spouse and dependents if the Contract Owner has received unemployment compensation for at least 12 weeks; and (h) distributions from IRAs for first-time home purchase expenses (maximum $10,000) or certain qualified educational expenses of the Contract Owner, spouse, children or grandchildren of the Contract Owner. This exception will no longer apply after the Contract Owner has been reemployed for at least 60 days. The exceptions stated in items (d) and (f) above do not apply in the case of an IRA. The exception stated in item (c) applies to an IRA without the requirement that there be a separation from service.

    Generally, distributions from a qualified plan must commence no later than April 1 of the calendar year following the later of: (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to a regular or SIMPLE IRA and the required distribution rules do not apply to Roth IRAs. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

SEEK TAX ADVICE
    The above description of federal income tax consequences of the different types of qualified plans which may be funded by the contracts offered by this prospectus is only a brief summary meant to alert you to the issues and is not intended as tax advice. The rules governing the provisions of qualified plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Contract Owner considering adoption of a qualified plan and purchase of a contract in connection therewith should first consult a qualified tax advisor, with regard to the suitability of the contract as an investment vehicle for the qualified plan.

SALES OF VARIABLE ACCUMULATION CONTRACTS
--------------------------------------------------------------------------------

    PHL Variable has designated Phoenix Equity Planning Corporation ("PEPCO") to serve as the principal underwriter and distributor of the securities offered through this Prospectus, pursuant to the terms of a distribution agreement]. PEPCO, which is an affiliate of the PHL Variable, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the PHL Variable and its affiliated companies. PHL Variable reimburses PEPCO for expenses PEPCO incurs in distributing the Contracts (e.g. commissions payable to retail broker-dealers who sell the Contracts). PEPCO does not retain any fees under the Contracts; however, PEPCO may receive 12b-1 fees from the underlying funds.

    PEPCO's principal executive offices are located at 56 Prospect Street, Hartford, Connecticut 06103-2836. PEPCO is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD").

    PEPCO and PHL Variable enter into selling agreements with broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such broker-dealer firms. Such representatives act as appointed agents of PHL Variable under applicable state insurance law and must be licensed to sell variable insurance products. PHL Variable intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved. The Contracts are offered on a continuous basis.

COMPENSATION
    Broker-dealers who have selling agreements with PEPCO and PHL Variable are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm, depending on the agreement between the firm and the registered representative. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor or disfavor one product provider over another product provider due to differing compensation rates.

    We generally pay compensation as a percentage of purchase payments invested in the Contract. Alternatively, we may pay lower compensation on purchase payments but pay periodic asset-based compensation in all or some years based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement and the payment option selected by the broker-dealer and/or the registered representative but is not expected to exceed 7.0% of purchase payments (if up-front compensation is paid to registered representatives) and up to 2.50% annually of average Contract Value (if asset-based compensation is paid to registered representatives).

    To the extent permitted by NASD rules, overrides and promotional incentives or cash and non-cash payments also may be provided to such broker-dealers based on sales volumes, the assumption of wholesaling functions, or other sales-related criteria. Additional payments may be made for other services not directly related to the sale of the contract, including the recruitment and training of personnel, production of promotional literature and similar services.

    This Contract does not assess a front-end sales charge, so you do not directly pay for sales and distribution expenses. Instead, you indirectly pay for sales and distribution expenses through the overall charges and fees assessed under the Contract. For example, any profits PHL Variable may realize through assessing the mortality and expense risk charge under your Contract may be used to pay for sales and distribution expenses. PHL Variable may also pay for sales and distribution expenses out of any payments PHL Variable or PEPCO may receive from the underlying funds for providing administrative, marketing and other support and services to the underlying funds. If your Contract assesses a contingent deferred sales charge, proceeds from this charge may be used to reimburse PHL Variable for sales and distribution expenses. No additional sales compensation is paid if you select any optional benefits under your Contract.

    PHL Variable and PEPCO have also entered into so-called preferred distribution arrangements with certain broker-dealer firms. These arrangements have sometimes called "shelf space" arrangements. Under these arrangements, PHL Variable and PEPCO pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the PHL Variable's products. These services may include providing PHL Variable with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing PHL Variable's products.

    Any such compensation payable to a broker-dealer firm will be made by PEPCO or PHL Variable out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firm and its registered representatives to favor PHL Variable's products. PHL Variable and PEPCO have entered into a preferred distribution arrangement with Sigma Financial Corporation and Sammons Securities Company, LLC. Also, State Farm distributes PHL Variable products as its exclusive unaffiliated variable annuity to its customers.

SERVICING AGENT
--------------------------------------------------------------------------------

    The Phoenix Edge Series Fund reimburses Phoenix Life Insurance Company for various shareholder services provided by the Annuity Operations Division, PO Box 8027, Boston, MA 02266-8027. The functions performed include investor inquiry support, shareholder trading, confirmation of investment activity, quarterly statement processing and Web/Interactive Voice Response trading. The rate of reimbursement for 2006 is 0.08% of the fund's average daily net assets. The total administrative service fees paid by the fund for the last three fiscal years follow:

---------------------------------------------------------
   YEAR ENDED DECEMBER 31,              FEE PAID
---------------------------------------------------------
             2003                     $1.7 million
---------------------------------------------------------
             2004                     $2.2 million
---------------------------------------------------------
             2005                     $1.9 million
---------------------------------------------------------

STATE REGULATION
--------------------------------------------------------------------------------

    We are subject to the provisions of the Connecticut insurance laws applicable to life insurance companies and to regulation and supervision by the Connecticut Superintendent of Insurance. We are also subject to the applicable insurance laws of all the other states and jurisdictions in which it does an insurance business.

    State regulation of PHL Variable includes certain limitations on the investments that may be made for its General Account and separate accounts, including the Separate Account. It does not include, however, any supervision over the investment policies of the Separate Account.

REPORTS
--------------------------------------------------------------------------------

    Reports showing the Contract Value will be furnished to you at least annually.

VOTING RIGHTS
--------------------------------------------------------------------------------

    As stated above, all of the assets held in an available subaccount will be invested in shares of a corresponding Series of the funds. We are the legal owner of those shares and as such have the right to vote to elect the Board of Trustees of the funds, to vote upon certain matters that are required by the 1940 Act to be approved or ratified by the shareholders of a mutual fund and to vote upon any other matter that may be voted upon at a shareholders' meeting. However, we intend to vote the shares of the funds at regular and special meetings of the shareholders of the funds in accordance with instructions received from owners of the contracts.

    We currently intend to vote fund shares attributable to any of our assets and fund shares held in each subaccount for which no timely instructions from owners are received in the same proportion as those shares in that subaccount for which instructions are received. In the future, to the extent applicable federal securities laws or regulations permit us to vote some or all shares of the fund in its own right, it may elect to do so.

    Matters on which owners may give voting instructions may include the following: (1) election of the Board of Trustees of a fund; (2) ratification of the independent accountant for a fund; (3) approval or amendment of the investment advisory agreement for the Series of the fund corresponding to the owner's selected subaccount(s); (4) any change in the fundamental investment policies or restrictions of each such Series; and (5) any other matter requiring a vote of the shareholders of a fund. With respect to amendment of any investment advisory agreement or any change in a Series' fundamental investment policy, owners participating in such Series will vote separately on the matter.

    The number of votes that you have the right to cast will be determined by applying your percentage interest in a subaccount to the total number of votes attributable to the subaccount. In determining the number of votes, fractional shares will be recognized. The number of votes for which you may give us instructions will be determined as of the record date for fund shareholders chosen by the Board of Trustees of a fund. We will furnish you with the proper forms and proxies to enable you to give your instructions.

TEXAS OPTIONAL RETIREMENT PROGRAM
--------------------------------------------------------------------------------

    Participants in the Texas Optional Retirement Program may not receive the proceeds of a withdrawal from, or complete surrender of, a contract, or apply them to provide annuity payment options prior to retirement except in the case of termination of employment in the Texas public institutions of higher education, death or total disability. Such proceeds, however, may be used to fund another eligible retirement vehicle.

LEGAL MATTERS
--------------------------------------------------------------------------------


    Kathleen A. McGah, Counsel, The Phoenix Companies, Inc., has provided advice on certain matters relating to the federal securities, state regulations and income tax laws in connection with the contracts described in this prospectus.


    We are regularly involved in litigation, both as a defendant and as a plaintiff. The litigation naming us as a defendant ordinarily involves our activities as an insurer, investor or taxpayer. Several current proceedings are discussed below. In addition, state regulatory bodies, the Securities and Exchange Commission, or SEC, the National Association of Securities Dealers, Inc., or NASD, and other regulatory bodies regularly make inquiries of us and, from time to time, conduct examinations or investigations concerning our compliance with, among other things, insurance laws and securities laws.

    For example, during 2003 and 2004, the SEC conducted examinations of certain company variable products and certain affiliated investment advisors and mutual funds. In 2004, the NASD also commenced examinations of two affiliated broker-dealers; the examinations were closed in April 2005 and November 2004, respectively. In February 2005, the NASD notified an affiliate of the company that it was asserting violations of trade reporting rules by the affiliate of the company. The affiliated company responded to the NASD allegations in May 2005 but has not received any further inquiries to date.

    Federal and state regulatory authorities from time to time make inquiries and conduct examinations regarding compliance by the company with securities and other laws and regulations affecting their registered products. The company endeavors to respond to such inquiries in an appropriate way and to take corrective action if warranted. Recently, there has been a significant increase in federal and state regulatory activity relating to financial services companies, with a number of recent regulatory inquiries focusing on late-trading, market timing and valuation issues. Our products entitle us to impose restrictions on transfers between separate account sub-accounts associated with our variable products.

    In 2004 and 2005, the Boston District Office of the SEC conducted a compliance examination of certain of the company's affiliates that are registered under the Investment Company Act of 1940 or the Investment Advisers Act of 1940. Following the examination, the staff of the Boston District Office issued a deficient letter primarily focused on perceived weaknesses in procedures for monitoring trading to prevent market timing activity. The staff requested the company to conduct an analysis as to whether shareholders, policyholders and contract holders who invested in the funds that may have been affected by undetected market timing activity had suffered harm and to advise the staff whether the company believes reimbursement is necessary or appropriate under the circumstances. A third party was retained to assist the company in preparing the analysis. Based on the analysis, the company advised the SEC that it does not believe that reimbursement is appropriate.

    Over the past two years, a number of companies have announced settlements of enforcement actions with various regulatory agencies, primarily the SEC and the New York Attorney General's Office. While no such action has been initiated against us, it is possible that one or more regulatory agencies may pursue this type of action against us in the future.

    Financial services companies have also been the subject of broad industry inquiries by state regulators and attorneys general which do not appear to be company-specific. In this regard, in 2004, we received a subpoena from the Connecticut Attorney General's office requesting information regarding certain distribution practices since 1998. Over 40 companies received such a subpoena. We are cooperating fully and have had no further inquiry since filing our response.

    These types of regulatory actions may be difficult to assess or quantify, may seek recovery of indeterminate amounts, including punitive and treble damages, and the nature and magnitude of their outcomes may remain unknown for substantial periods of time. While it is not feasible to predict or determine the ultimate outcome of all pending investigations and legal proceedings or to provide reasonable ranges of potential losses, we believe that their outcomes are not likely, either individually or in the aggregate, to have a material adverse effect on our consolidated financial condition, or consideration of available insurance and reinsurance and the provision made in our consolidated financial statements. However, given the large or indeterminate amounts sought in certain of these matters and litigation's inherent unpredictability, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on our results of operation or cash flows.

SAI TABLE OF CONTENTS
--------------------------------------------------------------------------------

    The SAI contains more specific information and financial statements relating to PHL Variable. The Table of Contents of the SAI is set forth below:


[diamond]   PHL Variable Insurance Company
[diamond]   Underwriter
[diamond]   Services
[diamond]   Performance History
[diamond]   Calculation of Yield and Return
[diamond]   Calculation of Annuity Payments
[diamond]   Experts
[diamond]   Separate Account Financial Statements
[diamond]   Company Financial Statements


    Contract Owner inquiries and requests for an SAI should be directed, in writing, to our Annuity Operations Division, or by calling us at 800/541-0171.

APPENDIX A - INVESTMENT OPTIONS
--------------------------------------------------------------------------------

In the table below, funds with a "*" next to their name were closed to new investment on May 1, 2006. For all owners who had value allocated to a fund before its applicable closure date the following restrictions apply: (1) only regular premium payments are allowed into the fund; (2) no transfers from other funds are allowed into the fund; (3) existing allocation percentages may only be reduced and the fund may not be added to an allocation schedule; (4) existing DCA percentages may only be reduced and the fund may not be added to a DCA allocation schedule; and (5) existing rebalancing percentages may only be reduced and the fund may not be added to the rebalancing allocation schedule.

------------------------------------------------------------------------------------------------------------------------------------
                 FUND NAME                            INVESTMENT OBJECTIVE                  INVESTMENT ADVISOR / SUBADVISOR
--------------------------------------------- ------------------------------------------- ------------------------------------------
AIM V.I. Capital Appreciation Fund            Growth of capital                           AIM Advisors, Inc.
--------------------------------------------- ------------------------------------------- ------------------------------------------
AIM V.I. Core Equity Fund *                   Growth of capital                           AIM Advisors, Inc.
--------------------------------------------- ------------------------------------------- ------------------------------------------

AIM V.I. Mid Cap Core Equity Fund *           Long-term growth of capital                 AIM Advisors, Inc.

--------------------------------------------- ------------------------------------------- ------------------------------------------
Alger American Leveraged AllCap Portfolio *   Long-term capital appreciation              Fred Alger Management, Inc.
--------------------------------------------- ------------------------------------------- ------------------------------------------
                                              Match the performance of the Standard &
                                              Poor's 500 Composite Stock Price Index
DWS Equity 500 Index VIP                      which emphasizes stocks of large U.S.       Deutsche Asset Management, Inc.
                                              companies
--------------------------------------------- ------------------------------------------- ------------------------------------------
                                              Current income by investing primarily in
Federated Fund for U.S. Government            a diversified portfolio or U.S.             Federated Investment Management Company
Securities II - Primary Shares                government securities
--------------------------------------------- ------------------------------------------- ------------------------------------------
                                              High current income by investing
Federated High Income Bond Fund II -          primarily in a professionally managed,
Primary Shares                                diversified portfolio of fixed income       Federated Investment Management Company
                                              securities
--------------------------------------------- ------------------------------------------- ------------------------------------------
Fidelity VIP Contrafund(R) Portfolio          Long-term capital appreciation              Fidelity Management and Research Company
--------------------------------------------- ------------------------------------------- ------------------------------------------
Fidelity VIP Growth Portfolio                 Capital appreciation                        Fidelity Management and Research Company
--------------------------------------------- ------------------------------------------- ------------------------------------------
Fidelity VIP Growth Opportunities Portfolio   Capital growth                              Fidelity Management and Research Company
--------------------------------------------- ------------------------------------------- ------------------------------------------
Franklin Income Securities Fund               Maximize income while maintaining           Franklin Advisers, Inc.
                                              prospects for capital appreciation
--------------------------------------------- ------------------------------------------- ------------------------------------------
Mutual Shares Securities Fund                 Capital appreciation with income as a       Franklin Mutual Advisers, LLC
                                              secondary goal
--------------------------------------------- ------------------------------------------- ------------------------------------------
Templeton Developing Markets Securities       Long-term capital appreciation              Templeton Asset Management Ltd.
Fund
--------------------------------------------- ------------------------------------------- ------------------------------------------
Templeton Foreign Securities Fund             Long-term capital growth                    Templeton Investment Counsel, LLC
--------------------------------------------- ------------------------------------------- ------------------------------------------
Templeton Growth Securities Fund              Long-term capital growth                    Templeton Global Advisors Limited
--------------------------------------------- ------------------------------------------- ------------------------------------------
Lazard Retirement Small-Cap Portfolio *       Long-term capital appreciation              Lazard Asset Management LLC
--------------------------------------------- ------------------------------------------- ------------------------------------------
                                              High current income and the opportunity
Lord Abbett Bond-Debenture Portfolio          for capital appreciation to produce a       Lord, Abbett & Co. LLC
                                              high total return
--------------------------------------------- ------------------------------------------- ------------------------------------------
                                              Long-term growth of capital and income
Lord Abbett Growth and Income Portfolio       without excessive fluctuations in market    Lord, Abbett & Co. LLC
                                              value
--------------------------------------------- ------------------------------------------- ------------------------------------------
                                              Capital appreciation through investments,
                                              primarily in equity securities which are
Lord Abbett Mid-Cap Value Portfolio           believed to be undervalued in the           Lord, Abbett & Co. LLC
                                              marketplace
--------------------------------------------- ------------------------------------------- ------------------------------------------
Neuberger Berman AMT Fasciano Portfolio       Long term capital growth                    Neuberger Berman Management Inc.
                                                                                            Subadvisor: Neuberger Berman, LLC
--------------------------------------------- ------------------------------------------- ------------------------------------------
Neuberger Berman AMT Guardian Portfolio       Long term growth of capital; current        Neuberger Berman Management Inc.
                                              income is a secondary goal                    Subadvisor: Neuberger Berman, LLC
--------------------------------------------- ------------------------------------------- ------------------------------------------
                                              Capital appreciation by investing in
Oppenheimer Capital Appreciation Fund/VA      securities of well-known, established       OppenheimerFunds, Inc.
                                              companies
--------------------------------------------- ------------------------------------------- ------------------------------------------
                                              Long-term capital appreciation by in
                                              securities of foreign insurers,
Oppenheimer Global Securities Fund/VA         "growth-type" companies, cyclical           OppenheimerFunds, Inc.
                                              industries and special situations
--------------------------------------------- ------------------------------------------- ------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA     Capital appreciation                        OppenheimerFunds, Inc.
--------------------------------------------- ------------------------------------------- ------------------------------------------

                                              Intermediate and long-term growth of
Phoenix Capital Growth Series                 capital appreciation with income as a       Phoenix Investment Counsel, Inc.
                                              secondary consideration                       Subadvisor: Harris Investment Management
--------------------------------------------- ------------------------------------------- ------------------------------------------
Phoenix Growth and Income Series              Dividend growth, current income and         Phoenix Investment Counsel, Inc.
                                              capital appreciation

--------------------------------------------- ------------------------------------------- ------------------------------------------
                                                                                          Phoenix Variable Advisors, Inc.
Phoenix Mid-Cap Growth Series                 Capital appreciation                          Subadvisor: Bennett Lawrence Management
                                                                                            LLC
--------------------------------------------- ------------------------------------------- ------------------------------------------

Phoenix Money Market Series                   As high a level of current income as is     Phoenix Investment Counsel, Inc.
                                              consistent with the preservation of
                                              capital and maintenance of liquidity
--------------------------------------------- ------------------------------------------- ------------------------------------------
Phoenix Multi-Sector Fixed Income Series      Long-term total return                      Phoenix Investment Counsel, Inc.

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                 FUND NAME                            INVESTMENT OBJECTIVE                  INVESTMENT ADVISOR / SUBADVISOR
--------------------------------------------- ------------------------------------------- ------------------------------------------

                                              High current income while attempting to
                                              limit changes in the series' net asset
Phoenix Multi-Sector Short Term Bond Series   value per share caused by interest          Phoenix Investment Counsel, Inc.
                                              rate changes
--------------------------------------------- ------------------------------------------- ------------------------------------------
Phoenix Strategic  Allocation Series          High total return consistent with prudent   Phoenix Investment Counsel, Inc.
                                              investment risk

------------------------------------------------------------------------------------------------------------------------------------
                                              High total return consistent with           Phoenix Investment Counsel, Inc.
Phoenix-Aberdeen International Series         reasonable risk                               Subadvisor: Aberdeen Asset Management
                                                                                            Inc.
--------------------------------------------- ------------------------------------------- ------------------------------------------
Phoenix-Alger Small-Cap Growth Series         Long-term capital growth                    Phoenix Variable Advisors, Inc.
                                                                                            Subadvisor: Fred Alger Management, Inc.
--------------------------------------------- ------------------------------------------- ------------------------------------------
Phoenix-Duff & Phelps Real Estate             Capital appreciation and income with        Duff & Phelps Investment Management Co.
Securities Series                             approximately equal emphasis
--------------------------------------------- ------------------------------------------- ------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series:  Long-term capital growth                    Phoenix Variable Advisors, Inc.
Aggressive Growth                                                                           Subadvisor: Standard & Poor's
                                                                                            Investment Advisory Services, LLC
--------------------------------------------- ------------------------------------------- ------------------------------------------
                                                                                          Phoenix Variable Advisors, Inc.
Phoenix-S&P Dynamic Asset Allocation Series:  Long-term capital growth with current         Subadvisor: Standard & Poor's
Growth                                        income as a secondary consideration           Investment Advisory Services, LLC
--------------------------------------------- ------------------------------------------- ------------------------------------------
                                                                                          Phoenix Variable Advisors, Inc.
Phoenix-S&P Dynamic Asset Allocation Series:  Current income with capital growth as a       Subadvisor: Standard & Poor's
Moderate                                      secondary consideration                       Investment Advisory Services, LLC
--------------------------------------------- ------------------------------------------- ------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series:  Long-term capital growth and current        Phoenix Variable Advisors, Inc.
Moderate Growth                               income  with a greater emphasis on            Subadvisor: Standard & Poor's
                                              capital growth                                Investment Advisory Services, LLC
--------------------------------------------- ------------------------------------------- ------------------------------------------
                                              Long-term capital appreciation with
Phoenix-Sanford Bernstein Mid-Cap Value       current income as a secondary investment    Phoenix Variable Advisors, Inc.
Series                                        objective                                     Subadvisor: AllianceBernstein L.P.
--------------------------------------------- ------------------------------------------- ------------------------------------------
                                              Long-term capital appreciation by
                                              investing primarily in
Phoenix-Sanford Bernstein Small-Cap Value     small-capitalization stocks that appear     Phoenix Variable Advisors, Inc.
Series                                        to be undervalued with current income as      Subadvisor: AllianceBernstein L.P.
                                              secondary investment objective
------------------------------------------------------------------------------------------------------------------------------------
                                              Long-term capital appreciation with         Phoenix Variable Advisors, Inc.
Phoenix-Van Kampen Comstock Series            current income as a secondary                 Subadvisor: Morgan Stanley Investment
                                              consideration                                 Management Inc.
--------------------------------------------- ------------------------------------------- ------------------------------------------

Phoenix Van Kampen Equity 500 Index Series    High total return                           Phoenix Variable Advisors, Inc.
                                                                                            Subadvisor: Morgan Stanley Investment
                                                                                            Management Inc.

--------------------------------------------- ------------------------------------------- ------------------------------------------
PIMCO VIT CommodityRealReturn Strategy        Maximum real return consistent with         Pacific Investment Management Company LLC
Portfolio                                     prudent investment management
--------------------------------------------- ------------------------------------------- ------------------------------------------
                                              Maximum real return, consistent
PIMCO VIT Real Return Portfolio               preservation of real capital and prudent    Pacific Investment Management Company LLC
                                              investment management
--------------------------------------------- ------------------------------------------- ------------------------------------------
                                              Maximum total return, consistent with
PIMCO VIT Total Return Portfolio              preservation of capital and prudent         Pacific Investment Management Company LLC
                                              investment management
--------------------------------------------- ------------------------------------------- ------------------------------------------
                                              Investment results that either match or
Rydex Variable Trust Juno Fund *              correlate to the performance of a           Rydex Global Advisors
                                              specific benchmark
--------------------------------------------- ------------------------------------------- ------------------------------------------
                                              Investment results that either match or
Rydex Variable Trust Nova Fund *              correlate to the performance of a           Rydex Global Advisors
                                              specific benchmark
--------------------------------------------- ------------------------------------------- ------------------------------------------
Rydex Variable Trust Sector Rotation Fund *   Long-term capital appreciation              Rydex Global Advisors
--------------------------------------------- ------------------------------------------- ------------------------------------------
Van Kampen UIF Equity and Income Portfolio    Capital appreciation and current            Morgan Stanley Investment Management Inc.
                                              income
--------------------------------------------- ------------------------------------------- ------------------------------------------
Wanger International Select                   Long-term growth of capital                 Columbia Wanger Asset Management, L.P.
--------------------------------------------- ------------------------------------------- ------------------------------------------
Wanger International Small Cap                Long-term growth of capital                 Columbia Wanger Asset Management, L.P.
--------------------------------------------- ------------------------------------------- ------------------------------------------
Wanger Select                                 Long-term growth of capital                 Columbia Wanger Asset Management, L.P.
--------------------------------------------- ------------------------------------------- ------------------------------------------
Wanger U.S. Smaller Companies                 Long-term growth of capital                 Columbia Wanger Asset Management, L.P.
------------------------------------------------------------------------------------------------------------------------------------

APPENDIX B - DEDUCTIONS FOR TAXES - QUALIFIED AND NONQUALIFIED ANNUITY CONTRACTS
--------------------------------------------------------------------------------

                                                               UPON              UPON
STATE                                                     PREMIUM PAYMENT    ANNUITIZATION        NONQUALIFIED       QUALIFIED
-----                                                     ---------------    -------------        ------------       ---------
California ..........................................                             X                   2.35%            0.50%

Maine................................................           X                                     2.00*

Nevada...............................................                             X                   3.50

South Dakota.........................................           X                                     1.25**

West Virginia........................................                             X                   1.00             1.00

Wyoming..............................................                             X                   1.00

Commonwealth of Puerto Rico..........................                             X                   1.00             1.00

NOTE: The above tax deduction rates are as of January 1, 2006. No tax deductions are made for states not listed above. However, tax statutes are subject to amendment by legislative act and to judicial and administrative interpretation, which may affect both the above lists of states and the applicable tax rates. Consequently, we reserve the right to deduct tax when necessary to reflect changes in state tax laws or interpretation.

        For a more detailed explanation of the assessment of taxes, see Deductions and Charges--Tax."

-----------------------------

 * Maine changed its tax laws affecting annuities in 2003 retroactive to January 1, 1999. Under the revised statute, annuity premium payments are taxed upon premium payment for payments received on or after January 1, 1999.


** South Dakota law exempts premiums received on qualified contracts from premium tax. Additionally, South Dakota law provides a lower rate of 0.8% that applies to premium payments received in excess of $500,000 in a single calendar year.

APPENDIX C - FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
    The following table gives the historical unit values for a single share of each of the available subaccounts. More information can be obtained in the SAI. You may obtain a copy of the SAI free of charge by calling us at 800/541-0171 or by writing to:

                  PHL Variable Insurance Company
                  Annuity Operations Division
                  PO Box 8027
                  Boston, MA 02266-8027

DEATH BENEFIT OPTION 1 CONTRACTS

                                                                                SUBACCOUNT      SUBACCOUNT          UNITS
                                                                                UNIT VALUE      UNIT VALUE      OUTSTANDING AT
                                                                                BEGINNING          END          END OF PERIOD
                                 SUBACCOUNT                                     OF PERIOD       OF PERIOD        (THOUSANDS)
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND - CLASS I
=================================================================================================================================
From 8/2/05* to 12/31/05                                                          $1.057          $1.102             125

AIM V.I. PREMIER EQUITY FUND - CLASS I
=================================================================================================================================
From 11/4/05* to 12/31/05                                                         $1.021          $1.051              18

FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
=================================================================================================================================
From 8/2/05* to 12/31/05                                                          $0.994          $0.997             531

FEDERATED HIGH INCOME BOND FUND II - PRIMARY SHARES
=================================================================================================================================
From 10/24/05* to 12/31/05                                                        $1.014          $1.028              76

FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS
=================================================================================================================================
From 8/26/05* to 12/31/05                                                         $1.038          $1.128              96

FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO - SERVICE CLASS
=================================================================================================================================
From 8/2/05* to 12/31/05                                                          $1.033          $1.084             136

FIDELITY VIP GROWTH PORTFOLIO - SERVICE CLASS
=================================================================================================================================
From 11/4/05* to 12/31/05                                                         $1.040          $1.067              14

LORD ABBETT GROWTH AND INCOME PORTFOLIO - CLASS VC
=================================================================================================================================
From 8/2/05* to 12/31/05                                                          $1.030          $1.051             212

LORD ABBETT MID-CAP VALUE PORTFOLIO - CLASS VC
=================================================================================================================================
From 12/6/05* to 12/31/05                                                         $1.075          $1.067              2

MUTUAL SHARES SECURITIES FUND - CLASS 2
=================================================================================================================================
From 8/26/05* to 12/31/05                                                         $1.023          $1.077              96

PHOENIX MID-CAP GROWTH SERIES
=================================================================================================================================
From 12/6/05* to 12/31/05                                                         $1.056          $1.047              2

PHOENIX-ABERDEEN INTERNATIONAL SERIES
=================================================================================================================================
From 8/8/05* to 12/31/05                                                          $1.068          $1.194             100

PHOENIX-ALGER SMALL-CAP GROWTH SERIES
=================================================================================================================================
From 12/6/05 to 12/31/05                                                          $1.188          $1.161              2

PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES
=================================================================================================================================
From 8/2/05* to 12/31/05                                                          $1.099          $1.100             151

PHOENIX-ENGEMANN GROWTH AND INCOME SERIES
=================================================================================================================================
From 8/2/05* to 12/31/05                                                          $1.040          $1.036             116

PHOENIX-ENGEMANN SMALL-CAP GROWTH SERIES
=================================================================================================================================
From 11/4/05* to 12/31/05                                                         $1.082          $1.099              10

 * Date subaccount began operations.

                                                                                SUBACCOUNT      SUBACCOUNT          UNITS
                                                                                UNIT VALUE      UNIT VALUE     OUTSTANDING AT
                                                                                BEGINNING          END          END OF PERIOD
                                 SUBACCOUNT                                     OF PERIOD       OF PERIOD        (THOUSANDS)
--------------------------------------------------------------------------------------------------------------------------------
PHOENIX-GOODWIN MONEY MARKET SERIES
=================================================================================================================================
From 8/2/05* to 12/31/05                                                          $1.002          $1.010            1,223

PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES
=================================================================================================================================
From 8/2/05* to 12/31/05                                                          $1.003          $1.011             155

PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND SERIES
=================================================================================================================================
From 8/26/05* to 12/31/05                                                         $1.004          $1.006             168

PHOENIX-KAYNE RISING DIVIDENDS SERIES
=================================================================================================================================
From 11/4/05* to 12/31/05                                                         $0.987          $1.000              31

PHOENIX-KAYNE SMALL-CAP QUALITY VALUE SERIES
=================================================================================================================================
From 8/26/05* to 12/31/05                                                         $1.069          $1.088              21

PHOENIX-LAZARD INTERNATIONAL EQUITY SELECT SERIES
=================================================================================================================================
From 8/2/05* to 12/31/05                                                          $1.034          $1.094             366

PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE SERIES
=================================================================================================================================
From 8/2/05* to 12/31/05                                                          $1.082          $1.065             154

PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE SERIES
=================================================================================================================================
From 8/8/05* to 12/31/05                                                          $1.068          $1.074              79

SCUDDER VIT EQUITY 500 INDEX FUND - CLASS A
=================================================================================================================================
From 8/2/05* to 12/31/05                                                          $1.038          $1.044             247

TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
=================================================================================================================================
From 11/4/05* to 12/31/05                                                         $1.061          $1.112              15

WANGER INTERNATIONAL SELECT
=================================================================================================================================
From 10/24/05* to 12/31/05                                                        $1.065          $1.161              50

WANGER INTERNATIONAL SMALL CAP
=================================================================================================================================
From 8/2/05* to 12/31/05                                                          $1.075          $1.171              70

WANGER SELECT
=================================================================================================================================
From 8/26/05* to 12/31/05                                                         $1.028          $1.131              62

WANGER U.S. SMALLER COMPANIES
=================================================================================================================================
From 8/29/05* to 12/31/05                                                         $1.038          $1.090              45


DEATH BENEFIT OPTION 2 CONTRACTS

                                                                                SUBACCOUNT      SUBACCOUNT          UNITS
                                                                                UNIT VALUE      UNIT VALUE      OUTSTANDING AT
                                                                                BEGINNING          END          END OF PERIOD
                                 SUBACCOUNT                                     OF PERIOD       OF PERIOD        (THOUSANDS)
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND - CLASS I
=================================================================================================================================
From 10/10/05* to 12/31/05                                                        $1.028          $1.100              43

FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
=================================================================================================================================
From 10/10/05* to 12/31/05                                                        $0.995          $0.996              52

FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO - SERVICE CLASS
=================================================================================================================================
From 10/10/05* to 12/31/05                                                        $0.995          $1.082              13

LORD ABBETT GROWTH AND INCOME PORTFOLIO - CLASS VC
=================================================================================================================================
From 10/10/05* to 12/31/05                                                        $0.999          $1.049              51



 * Date subaccount began operations.

PHOENIX-ABERDEEN INTERNATIONAL SERIES
=================================================================================================================================
From 10/10/05* to 12/31/05                                                        $1.117          $1.192              2

PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES
=================================================================================================================================
From 9/6/05* to 12/31/05                                                          $1.075          $1.098             127

PHOENIX-ENGEMANN GROWTH AND INCOME SERIES
=================================================================================================================================
From 10/10/05* to 12/31/05                                                        $0.990          $1.035              10

PHOENIX-GOODWIN MONEY MARKET SERIES
=================================================================================================================================
From 10/24/05* to 12/31/05                                                        $1.005          $1.008              6

PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES
=================================================================================================================================
From 9/6/05* to 12/31/05                                                          $1.014          $1.010             135

PHOENIX-LAZARD INTERNATIONAL EQUITY SELECT SERIES
=================================================================================================================================
From 10/10/05* to 12/31/05                                                        $1.052          $1.092              58

PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE SERIES
=================================================================================================================================
From 9/6/05* to 12/31/05                                                          $1.064          $1.064             129

PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE SERIES
=================================================================================================================================
From 10/10/05* to 12/31/05                                                        $1.022          $1.073              2

SCUDDER VIT EQUITY 500 INDEX FUND - CLASS A
=================================================================================================================================
From 10/10/05* to 12/31/05                                                        $0.991          $1.043              77

WANGER INTERNATIONAL SMALL CAP
=================================================================================================================================
From 9/6/05* to 12/31/05                                                          $1.115          $1.170             137

DEATH BENEFIT OPTION 3 CONTRACTS

                                                                                SUBACCOUNT      SUBACCOUNT          UNITS
                                                                                UNIT VALUE      UNIT VALUE      OUTSTANDING AT
                                                                                BEGINNING          END          END OF PERIOD
                                 SUBACCOUNT                                     OF PERIOD       OF PERIOD        (THOUSANDS)
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND - CLASS I
=================================================================================================================================
From 8/31/05* to 12/31/05                                                         $1.043          $1.099              3

FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
=================================================================================================================================
From 8/31/05* to 12/31/05                                                         $1.004          $0.995              15

FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO - SERVICE CLASS
=================================================================================================================================
From 8/31/05* to 12/31/05                                                         $1.010          $1.081              3

LORD ABBETT GROWTH AND INCOME PORTFOLIO - CLASS VC
=================================================================================================================================
From 8/31/05* to 12/31/05                                                         $1.017          $1.048              4

PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES
=================================================================================================================================
From 8/31/05* to 12/31/05                                                         $1.050          $1.097              1

PHOENIX-ENGEMANN GROWTH AND INCOME SERIES
=================================================================================================================================
From 8/31/05* to 12/31/05                                                         $1.017          $1.033              2

PHOENIX-GOODWIN MONEY MARKET SERIES
=================================================================================================================================
From 8/31/05* to 12/31/05                                                         $1.002          $1.007              2

PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES
=================================================================================================================================
From 8/31/05* to 12/31/05                                                         $1.012          $1.009              3

PHOENIX-LAZARD INTERNATIONAL EQUITY SELECT SERIES
=================================================================================================================================
From 8/31/05* to 12/31/05                                                         $1.041          $1.091              9

PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE SERIES
=================================================================================================================================
From 8/31/05* to 12/31/05                                                         $1.060          $1.062              1


 * Date subaccount began operations.

DEATH BENEFIT OPTION 3 CONTRACTS

                                                                                SUBACCOUNT      SUBACCOUNT          UNITS
                                                                                UNIT VALUE      UNIT VALUE      OUTSTANDING AT
                                                                                BEGINNING          END          END OF PERIOD
                                 SUBACCOUNT                                     OF PERIOD       OF PERIOD        (THOUSANDS)
---------------------------------------------------------------------------------------------------------------------------------
SCUDDER VIT EQUITY 500 INDEX FUND - CLASS A
=================================================================================================================================
From 8/31/05* to 12/31/05                                                         $1.019          $1.041              4

WANGER INTERNATIONAL SMALL CAP
=================================================================================================================================
From 8/31/05* to 12/31/05                                                         $1.085          $1.168              1


 * Date subaccount began operations.

                                     PART B

                             PHOENIX DIMENSIONS(SM)

             PHL VARIABLE ACCUMULATION ACCOUNT ("SEPARATE ACCOUNT")
                         PHL VARIABLE INSURANCE COMPANY
                 VARIABLE ACCUMULATION DEFERRED ANNUITY CONTRACT

                       STATEMENT OF ADDITIONAL INFORMATION


HOME OFFICE:                                      PHL VARIABLE INSURANCE COMPANY
One American Row                                     ANNUITY OPERATIONS DIVISION
Hartford, Connecticut 06103-2899                                     PO Box 8027
                                                Boston, Massachusetts 02266-8027




                                December 11, 2006

    This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus, dated December 11, 2006. You may obtain a copy of the prospectus without charge by contacting PHL Variable Insurance Company ("PHL Variable") at the above address or by calling 800/541-0171.



                                TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----

PHL Variable Insurance Company..........................................     2

Underwriter.............................................................     2


Services................................................................     2

Performance History.....................................................     2

Calculation of Yield and Return.........................................    19

Calculation of Annuity Payments ........................................    21

Experts ................................................................    21


Separate Account Financial Statements...................................  SA-1

Company Financial Statements............................................   F-1

PHL VARIABLE INSURANCE COMPANY
--------------------------------------------------------------------------------

    PHL Variable Insurance Company ("PHL Variable") is a Connecticut stock life insurance company incorporated on July 15, 1981. We sell life insurance policies and annuity contracts through our affiliated distribution companies and through brokers. Our executive and main administrative offices are at One American Row in Hartford, Connecticut 06103-2899.

    We are a wholly owned subsidiary of Phoenix Life Insurance Company ("Phoenix") through its holding company, PM Holdings, Inc.


UNDERWRITER
--------------------------------------------------------------------------------

    Phoenix Equity Planning Corporation ("PEPCO"), an affiliate of PHL Variable, as underwriter, offers these contracts on a continuous basis. PEPCO is not compensated for any underwriting commissions. All underwriting commissions costs are borne directly by PHL Variable.



SERVICES
--------------------------------------------------------------------------------

SERVICING AGENT

    The Phoenix Edge Series Fund reimburses Phoenix for various shareholder services provided by the Variable Product Operations area, located at 31 Tech Valley Drive, East Greenbush, NY 12061. The Phoenix Edge Series Fund is an open-end management investment company with many separate series. Shares of the fund are not directly offered to the public, but through policies and annuities issued by PHL Variable, Phoenix Life Insurance Company and Phoenix Life and Annuity Company.

    The functions performed include investor inquiry support, shareholder trading, confirmation of investment activity, quarterly statement processing and Web/Interactive Voice Response trading. The rate of reimbursement for 2006 is 0.08% of the fund's average daily net assets. The total administrative service fees paid by the fund for the last three fiscal years follows:

----------------------------------------------------------
   YEAR ENDED DECEMBER 31,              FEE PAID
----------------------------------------------------------
             2003                     $1.7 million
----------------------------------------------------------
             2004                     $2.2 million
----------------------------------------------------------
             2005                     $1.9 million
----------------------------------------------------------


OTHER SERVICE PROVIDERS
    Under a contract with Phoenix, Ibbotson Associates provides certain asset allocation services for use in conjunction with the contract. For these services, Phoenix pays Ibbotson an annual flat fee of $90,000. Ibbotson's principal business address is 225 N. Michigan Avenue, Chicago, IL 60601.



PERFORMANCE HISTORY
--------------------------------------------------------------------------------
    From time to time, the Separate Account may include the performance history of any or all subaccounts in advertisements, sales literature or reports. Performance information about each subaccount is based on past performance only and is not an indication of future performance. Performance information may be expressed as yield and effective yield of the Phoenix-Goodwin Money Market Subaccount, as yield of the Phoenix-Goodwin Multi-Sector Fixed Income Subaccount and as total return of any subaccount. For the Phoenix-Goodwin Multi-Sector Fixed Income Subaccount, quotations of yield will be based on all investment income per unit earned during a given 30-day period (including dividends and interest), less expenses accrued during the period ("net investment income") and are computed by dividing the net investment income by the maximum offering price per unit on the last day of the period.

    When a subaccount advertises its standardized average annual total return, it usually will be calculated for one year, five years and ten years or since inception if the subaccount has not been in existence for at least ten years. Standardized average annual total return is measured by comparing the value of a hypothetical $1,000 investment in the subaccount at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at net asset value and the deduction of all applicable contract charges except for premium taxes (which vary by state).

    Standardized performance includes the following charges: total operating expenses of the underlying subaccount, mortality and expense risk charges, daily administrative fees, annual contract fee and deferred surrender charges. It is assumed that a $1,000 investment is made at the beginning of each time period. It is assumed that the entire investment is surrendered at the end of each time period.

    Non-Standardized Performance includes the following charges: total operating expenses of the underlying subaccount, mortality and expense risk charges, and daily administrative fees. It is assumed that a $1,000 investment is made at the beginning of each time period. The annual contract fee and deferred surrender charges are not included.

    For those subaccounts within the Separate Account that have not been available for one of the quoted periods, the average annual total return quotation will be blank.

                 STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2005 FOR
                            7-YEAR SURRENDER CHARGE CONTRACTS WITH DEATH BENEFIT OPTION 1
---------------------------------------------------------------------------------------------------------------------
                                                         INCEPTION                                        SINCE
                      SUBACCOUNT                           DATE*       1 YEAR    5 YEARS   10 YEARS     INCEPTION
---------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                      3/30/2001       1.07%                              0.23%
---------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund                                5/1/2006
---------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund                       12/1/2004      -0.14%                              2.32%
---------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                6/5/2000       6.61%    -3.42%                   -7.55%
---------------------------------------------------------------------------------------------------------------------
DWS Equity 500 Index VIP                                10/29/2001     -3.04%                              3.05%
---------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II        7/15/1999      -5.66%     2.89%                    3.86%
---------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                      7/15/1999      -5.04%     5.45%                    2.31%
---------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio                     6/5/2000       8.98%     4.64%                    2.97%
---------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio              6/5/2000       1.09%    -1.74%                   -4.22%
---------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                            6/5/2000      -2.06%    -5.49%                   -7.44%
---------------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund                          5/1/2006
---------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                            5/1/2000       2.76%     6.15%                    7.30%
---------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund             5/1/2006
---------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                        5/1/1997       2.38%     1.45%                    4.87%
---------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                         5/1/2000       1.09%     4.17%                    4.66%
---------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small Cap Portfolio                   4/25/2005                                          1.86%
---------------------------------------------------------------------------------------------------------------------
Lord Abbett Bond-Debenture Portfolio                    4/20/2005                                         -2.69%
---------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio                 4/20/2005                                          2.15%
---------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                     4/20/2005                                          7.20%
---------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Fasciano Portfolio                  5/1/2006
---------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio                  5/1/2006
---------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA                 5/1/2006
---------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA                    5/1/2006
---------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund Small Cap/VA                5/1/2006
---------------------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series                           12/7/1994      -3.99%    -9.33%      1.13%         3.37%
---------------------------------------------------------------------------------------------------------------------

Phoenix Growth & Income Series                           3/2/1998      -2.91%    -0.95%                    2.83%
---------------------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                            3/2/1998      -3.53%    -8.10%                    3.56%
---------------------------------------------------------------------------------------------------------------------
Phoenix Money Market Series                             12/7/1994      -5.11%    -0.07%      2.14%         2.34%
---------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Fixed Income Series                12/7/1994      -5.90%     5.90%      5.51%         6.82%
---------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Short Term Bond Series              6/2/2003      -6.31%                              0.65%
---------------------------------------------------------------------------------------------------------------------
Phoenix Strategic Allocation Series                     12/7/1994      -5.89%     1.47%      6.29%         7.24%
---------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                   12/7/1994      10.68%     2.16%      7.09%         6.94%
---------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                   8/12/2002       7.79%                             17.16%
---------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series      5/1/1995       7.25%    18.83%     14.70%        15.38%
---------------------------------------------------------------------------------------------------------------------
Phoenix Small-Cap Growth Series                         8/15/2000       1.57%    -3.65%                   -6.28%
---------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series           3/2/1998      -0.02%    13.66%                    7.15%
---------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series        11/20/2000     -0.29%    13.10%                   14.27%
---------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series                       3/2/1998      -2.30%    -3.05%                    5.75%
---------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Equity 500 Index Series              7/14/1997      -4.02%    -2.59%                    2.81%
---------------------------------------------------------------------------------------------------------------------
PIMCO VIT CommodityRealReturn Strategy Portfolio         5/1/2006
---------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                          5/1/2006
---------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                         5/1/2006
---------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Inverse Government Long Bond Fund   6/2/2003     -12.42%                             -7.08%

---------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                           6/2/2003      -3.74%                             12.79%
---------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                6/2/2003       5.88%                             12.89%
---------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income                         5/1/2006
---------------------------------------------------------------------------------------------------------------------
Wanger International Select                              2/1/1999       8.57%    2.98%                    11.25%
---------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                           5/1/1995      13.60%    7.94%      13.24%        15.45%
---------------------------------------------------------------------------------------------------------------------
Wanger Select                                            2/1/1999       2.70%    9.81%                    12.95%
---------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                            5/1/1995       3.45%    9.94%      13.77%        14.39%
---------------------------------------------------------------------------------------------------------------------

   *The date that the subaccount was added to the Separate Account.

   The average annual total return is the compounded return that results from holding an initial investment of $1,000 for the time period indicated. Returns for periods greater than one year are annualized. Returns are net of total annual fund expenses, daily administrative fees, annual contract fee, mortality and expense risk charges, and deferred surrender charges deducted from redemptions after one year. Surrender charges are based on the age of the deposit. Subaccounts are assumed to have started on the inception date listed. The investment return and principal value of the variable contract will fluctuate so that the accumulated value, when redeemed, may be worth more or less than the original cost.

                 STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2005 FOR
                            7-YEAR SURRENDER CHARGE CONTRACTS WITH DEATH BENEFIT OPTION 2
---------------------------------------------------------------------------------------------------------------------
                                                         INCEPTION                                        SINCE
                      SUBACCOUNT                           DATE*       1 YEAR    5 YEARS   10 YEARS     INCEPTION
---------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                        3/30/2001       0.80%                          -0.03%
---------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund                                  5/1/2006
---------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund                         12/1/2004      -0.40%                           2.05%
---------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                  6/5/2000       6.32%    -3.67%                -7.78%
---------------------------------------------------------------------------------------------------------------------
DWS Equity 500 Index VIP                                 10/29/2001      -3.30%                           2.79%
---------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II          7/15/1999      -5.91%     2.63%                 3.60%
---------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                        7/15/1999      -5.29%     5.18%                 2.05%
---------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio                       6/5/2000       8.69%     4.38%                 2.71%
---------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                6/5/2000       0.82%    -1.99%                -4.46%
---------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                              6/5/2000      -2.32%    -5.72%                -7.68%
---------------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund                            5/1/2006
---------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                              5/1/2000       2.49%     5.88%                 7.03%
---------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund               5/1/2006      19.12%    15.25%                 0.75%
---------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                          5/1/1997       2.11%     1.19%                 4.61%
---------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                           5/1/2000       0.82%     3.91%                 4.39%
---------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small Cap Portfolio                     4/25/2005                                       1.68%
---------------------------------------------------------------------------------------------------------------------
Lord Abbett Bond-Debenture Portfolio                      4/20/2005                                      -2.87%
---------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio                   4/20/2005                                       1.96%
---------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                       4/20/2005                                       7.01%
---------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Fasciano Portfolio                    5/1/2006
---------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio                    5/1/2006
---------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA                   5/1/2006
---------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA                      5/1/2006
---------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund Small Cap/VA                  5/1/2006
---------------------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series                             12/7/1994      -4.25%    -9.56%     0.87%       3.11%
---------------------------------------------------------------------------------------------------------------------

Phoenix Growth & Income Series                             3/2/1998      -3.17%    -1.20%                 2.57%
---------------------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                              3/2/1998      -3.79%    -8.33%                 3.30%
---------------------------------------------------------------------------------------------------------------------
Phoenix Money Market Series                               12/7/1994      -5.37%    -0.33%     1.88%       2.09%
---------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Fixed Income Series                  12/7/1994      -6.15%     5.63%     5.24%       6.55%
---------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Short Term Bond Series                6/2/2003      -6.55%                           0.39%
---------------------------------------------------------------------------------------------------------------------
Phoenix Strategic Allocation Series                       12/7/1994      -6.15%     1.21%     6.03%       6.97%
---------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                     12/7/1994      10.39%     1.89%     6.82%       6.67%
---------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                     8/12/2002       7.50%                          16.86%
---------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series        5/1/1995       6.97%    18.53%    14.41%      15.09%
---------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series             3/2/1998      -0.29%    13.37%                 6.89%
---------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series         11/20/2000      -0.56%    12.82%                13.98%
---------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series                         3/2/1998      -2.56%    -3.29%                 5.48%
---------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Equity 500 Index Series                7/14/1997      -4.27%    -2.84%                 2.56%
---------------------------------------------------------------------------------------------------------------------
PIMCO VIT CommodityRealReturn Strategy Portfolio           5/1/2006
---------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                            5/1/2006
---------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                           5/1/2006
---------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Inverse Government Long Bond Fund     6/2/2003     -12.64%                          -7.32%

---------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                             6/2/2003      -4.00%                          12.50%
---------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                  6/2/2003       5.60%                          12.60%
---------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income                           5/1/2006
---------------------------------------------------------------------------------------------------------------------
Wanger International Select                                2/1/1999       8.28%     2.72%                10.97%
---------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                             5/1/1995      13.30%     7.66%    12.96%      15.16%
---------------------------------------------------------------------------------------------------------------------
Wanger Select                                              2/1/1999       2.43%     9.53%                12.67%
---------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                              5/1/1995       3.18%     9.66%    13.49%      14.10%
---------------------------------------------------------------------------------------------------------------------

  *The date that the subaccount was added to the Separate Account.

  The average annual total return is the compounded return that results from holding an initial investment of $1,000 for the time period indicated. Returns for periods greater than one year are annualized. Returns are net of total annual fund expenses, daily administrative fees, annual contract fee, mortality and expense risk charges, and deferred surrender charges deducted from redemptions after one year. Surrender charges are based on the age of the deposit. Subaccounts are assumed to have started on the inception date listed. The investment return and principal value of the variable contract will fluctuate so that the accumulated value, when redeemed, may be worth more or less than the original cost.

                 STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2005 FOR
                            7-YEAR SURRENDER CHARGE CONTRACTS WITH DEATH BENEFIT OPTION 3
---------------------------------------------------------------------------------------------------------------------
                                                         INCEPTION                                        SINCE
                      SUBACCOUNT                           DATE*       1 YEAR    5 YEARS   10 YEARS     INCEPTION
---------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                       3/30/2001      0.80%                           -0.03%
--------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund                                 5/1/2006
--------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund                        12/1/2004     -0.40%                            2.05%
--------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                 6/5/2000      6.32%      -3.67%               -7.78%
--------------------------------------------------------------------------------------------------------------------
DWS Equity 500 Index VIP                                10/29/2001     -3.30%                            2.79%
--------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II         7/15/1999     -5.91%       2.63%                3.60%
--------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                       7/15/1999     -5.29%       5.18%                2.05%
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio                      6/5/2000      8.69%       4.38%                2.71%
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio               6/5/2000      0.82%      -1.99%               -4.46%
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                             6/5/2000     -2.32%      -5.72%               -7.68%
--------------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund                           5/1/2006
--------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                             5/1/2000      2.49%       5.88%                7.03%
--------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund              5/1/2006     19.12%      15.25%                0.75%
--------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                         5/1/1997      2.11%       1.19%                4.61%
--------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                          5/1/2000      0.82%       3.91%                4.39%
--------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small Cap Portfolio                    4/25/2005                                       1.68%
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Bond-Debenture Portfolio                     4/20/2005                                      -2.87%
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio                  4/20/2005                                       1.96%
--------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                      4/20/2005                                       7.01%
--------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Fasciano Portfolio                   5/1/2006
--------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio                   5/1/2006
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA                  5/1/2006
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA                     5/1/2006
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund Small Cap/VA                 5/1/2006
--------------------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series                            12/7/1994     -4.25%      -9.56%       0.87%    3.11%
--------------------------------------------------------------------------------------------------------------------

Phoenix Growth & Income Series                            3/2/1998     -3.17%      -1.20%                2.57%
--------------------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                             3/2/1998     -3.79%      -8.33%                3.30%
--------------------------------------------------------------------------------------------------------------------
Phoenix Money Market Series                              12/7/1994     -5.37%      -0.33%       1.88%    2.09%
--------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Fixed Income Series                 12/7/1994     -6.15%       5.63%       5.24%    6.55%
--------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Short Term Bond Series               6/2/2003     -6.55%                            0.39%
--------------------------------------------------------------------------------------------------------------------
Phoenix Strategic Allocation Series                      12/7/1994     -6.15%       1.21%       6.03%    6.97%
--------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                    12/7/1994     10.39%       1.89%       6.82%    6.67%
--------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                    8/12/2002      7.50%                           16.86%
--------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series       5/1/1995      6.97%      18.53%      14.41%   15.09%
--------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series            3/2/1998     -0.29%      13.37%                6.89%
--------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series        11/20/2000     -0.56%      12.82%               13.98%
--------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series                        3/2/1998     -2.56%      -3.29%                5.48%
--------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Equity 500 Index Series               7/14/1997     -4.27%      -2.84%                2.56%
--------------------------------------------------------------------------------------------------------------------
PIMCO VIT CommodityRealReturn Strategy Portfolio          5/1/2006
--------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                           5/1/2006
--------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                          5/1/2006
--------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Inverse Government Long Bond Fund    6/2/2003    -12.64%                            -7.32%

--------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                            6/2/2003     -4.00%                            12.50%
--------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                 6/2/2003      5.60%                            12.60%
--------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income                          5/1/2006
--------------------------------------------------------------------------------------------------------------------
Wanger International Select                               2/1/1999      8.28%       2.72%                10.97%
--------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                            5/1/1995     13.30%       7.66%       12.96%   15.16%
--------------------------------------------------------------------------------------------------------------------
Wanger Select                                             2/1/1999      2.43%       9.53%                12.67%
--------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                             5/1/1995      3.18%       9.66%       13.49%   14.10%
--------------------------------------------------------------------------------------------------------------------

  *The date that the subaccount was added to the Separate Account.

  The average annual total return is the compounded return that results from holding an initial investment of $1,000 for the time period indicated. Returns for periods greater than one year are annualized. Returns are net of total annual fund expenses, daily administrative fees, annual contract fee, mortality and expense risk charges, and deferred surrender charges deducted from redemptions after one year. Surrender charges are based on the age of the deposit. Subaccounts are assumed to have started on the inception date listed. The investment return and principal value of the variable contract will fluctuate so that the accumulated value, when redeemed, may be worth more or less than the original cost.

                 STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2005 FOR
                            7-YEAR SURRENDER CHARGE CONTRACTS WITH DEATH BENEFIT OPTION 4
-----------------------------------------------------------------------------------------------------------------------
                                                         INCEPTION                                           SINCE
                      SUBACCOUNT                           DATE*       1 YEAR    5 YEARS   10 YEARS        INCEPTION
-----------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                        3/30/2001      0.53%                               -0.29%
-----------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund                                  5/1/2006
-----------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund                         12/1/2004     -0.67%                                1.78%
-----------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                  6/5/2000      6.04%     -3.91%                    -8.02%
-----------------------------------------------------------------------------------------------------------------------
DWS Equity 500 Index VIP                                 10/29/2001     -3.56%                                2.52%
-----------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II          7/15/1999     -6.16%      2.36%                     3.33%
-----------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                        7/15/1999     -5.54%      4.91%                     1.80%
-----------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio                       6/5/2000      8.40%      4.11%                     2.45%
-----------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                6/5/2000      0.55%     -2.23%                    -4.70%
-----------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                              6/5/2000     -2.58%     -5.96%                    -7.91%
-----------------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund                            5/1/2006
-----------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                              5/1/2000      2.22%      5.60%                     6.75%
-----------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund               5/1/2006     18.81%     14.96%                     0.49%
-----------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                          5/1/1997      1.84%      0.93%                     4.34%
-----------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                           5/1/2000      0.56%      3.64%                     4.13%
-----------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small Cap Portfolio                     4/25/2005                                           1.49%
-----------------------------------------------------------------------------------------------------------------------
Lord Abbett Bond-Debenture Portfolio                      4/20/2005                                          -3.06%
-----------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio                   4/20/2005                                           1.77%
-----------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                       4/20/2005                                           6.81%
-----------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Fasciano Portfolio                    5/1/2006
-----------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio                    5/1/2006
-----------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA                   5/1/2006
-----------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA                      5/1/2006
-----------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund Small Cap/VA                  5/1/2006
-----------------------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series                             12/7/1994     -4.50%     -9.79%      0.62%          2.85%
-----------------------------------------------------------------------------------------------------------------------

Phoenix Growth & Income Series                             3/2/1998     -3.43%     -1.45%                     2.31%
-----------------------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                              3/2/1998     -4.05%     -8.57%                     3.04%
-----------------------------------------------------------------------------------------------------------------------
Phoenix Money Market Series                               12/7/1994     -5.62%     -0.58%      1.63%          1.83%
-----------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Fixed Income Series                  12/7/1994     -6.39%      5.36%      4.98%          6.28%
-----------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Short Term Bond Series                6/2/2003     -6.78%                                0.13%
-----------------------------------------------------------------------------------------------------------------------
Phoenix Strategic Allocation Series                       12/7/1994     -6.39%      0.95%      5.76%          6.70%
-----------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                     12/7/1994     10.09%      1.63%      6.55%          6.40%
-----------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                     8/12/2002      7.22%                               16.57%
-----------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series        5/1/1995      6.68%     18.23%     14.12%         14.80%
-----------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series             3/2/1998     -0.56%     13.08%                     6.62%
-----------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series         11/20/2000     -0.82%     12.53%                    13.69%
-----------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series                         3/2/1998     -2.82%     -3.54%                     5.22%
-----------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Equity 500 Index Series                7/14/1997     -4.53%     -3.08%                     2.30%
-----------------------------------------------------------------------------------------------------------------------
PIMCO VIT CommodityRealReturn Strategy Portfolio           5/1/2006
-----------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                            5/1/2006
-----------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                           5/1/2006
-----------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Inverse Government Long Bond Fund     6/2/2003    -12.86%                               -7.55%

-----------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                             6/2/2003     -4.26%                               12.21%
-----------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                  6/2/2003      5.32%                               12.31%
-----------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income                           5/1/2006
-----------------------------------------------------------------------------------------------------------------------
Wanger International Select                                2/1/1999      7.99%      2.45%                    10.70%
-----------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                             5/1/1995     13.00%      7.39%     12.67%         14.87%
-----------------------------------------------------------------------------------------------------------------------
Wanger Select                                              2/1/1999      2.15%      9.25%                    12.39%
-----------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                              5/1/1995      2.90%      9.38%     13.20%         13.82%
-----------------------------------------------------------------------------------------------------------------------

  *The date that the subaccount was added to the Separate Account.

   The average annual total return is the compounded return that results from holding an initial investment of $1,000 for the time period indicated. Returns for periods greater than one year are annualized. Returns are net of total annual fund expenses, daily administrative fees, annual contract fee, mortality and expense risk charges, and deferred surrender charges deducted from redemptions after one year. Surrender charges are based on the age of the deposit. Subaccounts are assumed to have started on the inception date listed. The investment return and principal value of the variable contract will fluctuate so that the accumulated value, when redeemed, may be worth more or less than the original cost.

                           NON-STANDARDIZED ANNUAL TOTAL RETURN FOR CONTRACTS WITH DEATH BENEFIT OPTION 1
------------------------------------------------------------------------------------------------------------------------------------
                    SUBACCOUNT                    1996    1997    1998    1999    2000     2001      2002    2003      2004    2005
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund               16.11%  12.10%  17.82%  42.82%  -12.01%  -24.24%   -25.30%  27.91%    5.30%   7.48%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund I Shares               18.44%  24.16%  26.10%  32.58%  -15.62%  -23.80%   -16.63%  22.88%    7.61%   4.01%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund                                                                   -12.21%  25.74%   12.40%   6.28%
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio        10.64%  18.19%  55.87%  75.85%  -25.78%  -16.99%   -34.74%  33.05%    6.84%  13.02%
------------------------------------------------------------------------------------------------------------------------------------
DWS Equity 500 Index VIP                                         27.12%  18.89%  -10.36%  -13.30%   -23.29%  26.57%    9.21%   3.38%
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II  2.90%   7.23%   6.32%  -1.83%    9.61%    5.69%     7.69%   1.09%    2.32%   0.76%
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II               12.88%  12.42%   1.42%   1.05%  -10.15%    0.10%     0.12%  20.70%    9.08%   1.38%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio                             28.32%  22.61%   -7.87%  -13.47%   -10.55%  26.76%   13.90%  15.40%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                      22.96%   2.89%  -18.21%  -15.52%   -22.89%  28.05%    5.73%   7.51%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                    37.65%  35.58%  -12.17%  -18.76%   -31.07%  31.13%    1.98%   4.36%
------------------------------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund                                                   17.95%   -0.50%    -1.84%  30.08%   12.44%   0.35%
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                            15.98%  -1.43%  12.17%   11.85%    5.70%   -12.91%  23.59%   11.23%   9.18%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund            -30.26% -22.03%  51.40%  -32.89%   -9.24%    -1.39%  51.09%   23.16%  25.85%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                22.21%  12.25%   7.69%  21.72%   -3.58%  -17.05%   -19.58%  30.57%   17.05%   8.80%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                 19.46%  11.81%   7.35%  19.34%    0.22%   -2.54%   -19.51%  30.50%   14.58%   7.51%
-----------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small Cap Portfolio                            -4.42%   3.82%   19.55%   17.15%   -18.70%  35.52%   13.46%   2.70%
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Bond-Debenture Portfolio                                                                  6.58%  16.54%    6.54%   0.05%
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio          17.90%  23.11%  11.48%  15.29%   14.34%   -7.88%   -19.05%  29.39%   11.25%   1.96%
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                                               50.55%    6.70%   -10.91%  23.21%   22.50%   6.88%
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Fasciano Portfolio                                                                      23.51%   10.48%   1.62%
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio                                                                      29.76%   14.11%   6.81%
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA                                                            -27.99%  29.07%    5.29%   3.56%
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA                                                     -13.27%   -23.33%  41.09%   17.40%  12.65%
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA                                                           -16.97%  42.45%   17.70%   8.36%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series                                                             -35.41%   -25.75%  24.92%    3.66%   2.43%
------------------------------------------------------------------------------------------------------------------------------------

Phoenix Growth & Income Series                                           15.56%   -7.77%   -9.32%   -23.48%  25.88%    9.10%   3.50%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                                                             -26.07%   -33.34%  27.23%    5.39%   2.88%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Money Market Series                       3.72%   3.88%   3.79%   3.52%    4.73%    2.52%     0.16%  -0.57%   -0.46%   1.30%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Fixed Income Series         11.02%   9.71%  -5.34%   4.15%    5.16%    4.76%     8.63%  13.15%    5.51%   0.52%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Short Term Bond Series                                                                            4.02%   0.10%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Strategic Allocation Series               7.70%  19.25%  19.30%   9.88%   -0.66%    0.59%   -12.68%  18.38%    6.12%   0.52%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series            17.18%  10.66%  26.35%  27.91%  -16.86%  -25.00%   -15.87%  30.23%   19.28%  17.10%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                                                                        51.48%    0.85%  14.21%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities
Series                                           31.46%  20.55% -22.19%   3.48%   29.18%    5.28%    10.69%  36.55%   33.02%  13.67%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                          -11.40%   15.46%   21.45%    -9.69%  39.23%   18.91%   6.39%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series                                           14.31%    -9.68%  42.08%   21.15%   6.12%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series                                       22.79%   30.55%  -18.99%   -22.91%  22.34%   11.51%   4.12%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Equity 500 Index Series                       30.05%  17.36%  -12.57%  -13.01%   -24.64%  24.66%    8.47%   2.40%
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT CommodityRealReturn Strategy
Portfolio**
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio**
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio**
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Inverse Government Long
Bond Fund                                                                                                            -11.78%  -6.42%

------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                                   28.45%  21.73%  -21.29%  -24.53%   -36.52%  37.46%   13.20%   2.67%
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                                                                    28.29%    9.34%  12.30%
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio                                                                            10.13%   6.05%
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                                                       -2.80%  -27.54%   -16.35%  39.48%   22.79%  14.98%
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                   30.39%  -2.69%  14.89% 123.71%  -28.75%  -22.26%   -14.91%  47.02%   28.65%  20.02%
------------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                                                      8.10%    7.72%    -8.77%  29.11%   17.82%   9.12%
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                    44.80%  27.83%   7.34%  23.53%   -9.30%    9.99%   -17.85%  41.44%   16.86%   9.87%
------------------------------------------------------------------------------------------------------------------------------------

  ** PIMCO VIT Funds began operations February 28, 2006.

Total Returns are net of total annual fund expenses, daily administrative fees, and mortality and expense risk charges.
 THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE.

                           NON-STANDARDIZED ANNUAL TOTAL RETURN FOR CONTRACTS WITH DEATH BENEFIT OPTION 2
------------------------------------------------------------------------------------------------------------------------------------
                    SUBACCOUNT                    1996    1997    1998    1999    2000     2001      2002    2003      2004    2005
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund               15.82%  11.82%  17.53%  42.46%  -12.23%  -24.43%   -25.49%  27.59%    5.03%   7.21%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund I Shares               18.15%  23.85%  25.78%  32.25%  -15.83%  -23.99%   -16.84%  22.57%    7.34%   3.75%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund                                                                   -12.43%  25.42%   12.12%   6.01%
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio        10.36%  17.90%  55.48%  75.42%  -25.96%  -17.20%   -34.90%  32.72%    6.57%  12.74%
------------------------------------------------------------------------------------------------------------------------------------
DWS Equity 500 Index VIP                                         26.80%  18.59%  -10.58%  -13.52%   -23.48%  26.25%    8.94%   3.12%
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II  2.64%   6.96%   6.05%  -2.07%    9.34%    5.43%     7.42%   0.84%    2.06%   0.51%
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II               12.60%  12.14%   1.17%   0.79%  -10.38%   -0.15%    -0.12%  20.40%    8.81%   1.13%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio                             28.00%  22.30%   -8.10%  -13.68%   -10.78%  26.44%   13.62%  15.11%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                      22.65%   2.63%  -18.42%  -15.73%   -23.08%  27.73%    5.46%   7.24%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                    37.30%  35.24%  -12.39%  -18.96%   -31.24%  30.81%    1.72%   4.10%
------------------------------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund                                                   17.66%   -0.75%    -2.09%  29.76%   12.16%   0.10%
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                            15.69%  -1.68%  11.89%   11.57%    5.44%   -13.13%  23.29%   10.95%   8.91%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund            -30.44% -22.22%  51.03%  -33.06%   -9.47%    -1.63%  50.72%   22.85%  25.54%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                21.91%  11.97%   7.42%  21.42%   -3.82%  -17.26%   -19.78%  30.25%   16.76%   8.53%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                 19.16%  11.53%   7.09%  19.04%   -0.03%   -2.78%   -19.71%  30.17%   14.29%   7.24%
------------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small Cap Portfolio                            -4.66%   3.56%   19.25%   16.85%   -18.90%  35.18%   13.17%   2.45%
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Bond-Debenture Portfolio                                                                  6.32%  16.25%    6.28%  -0.20%
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio          17.60%  22.80%  11.21%  15.00%   14.06%   -8.11%   -19.26%  29.06%   10.97%   1.71%
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                                               50.18%    6.43%   -11.13%  22.90%   22.19%   6.61%
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Fasciano Portfolio                                                                      23.20%   10.21%   1.37%
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio                                                                      29.44%   13.82%   6.54%
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA                                                            -28.17%  28.74%    5.02%   3.31%
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA                                                     -13.49%   -23.52%  40.73%   17.10%  12.37%
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA                                                           -17.18%  42.10%   17.40%   8.09%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series                                                             -35.57%   -25.93%  24.61%    3.40%   2.17%
------------------------------------------------------------------------------------------------------------------------------------

Phoenix Growth & Income Series                                           15.27%   -8.00%   -9.55%   -23.67%  25.57%    8.83%   3.24%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                                                             -26.25%   -33.51%  26.92%    5.13%   2.63%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Money Market Series                       3.46%   3.62%   3.53%   3.27%    4.46%    2.26%    -0.09%  -0.81%   -0.71%   1.05%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Fixed Income Series         10.74%   9.44%  -5.58%   3.89%    4.90%    4.50%     8.36%  12.87%    5.24%   0.27%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Short Term Bond Series                                                                            3.76%  -0.15%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Strategic Allocation Series               7.43%  18.95%  19.00%   9.61%   -0.91%    0.34%   -12.90%  18.09%    5.86%   0.27%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series            16.89%  10.38%  26.04%  27.59%  -17.07%  -25.19%   -16.08%  29.90%   18.98%  16.80%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                                                                        51.10%    0.60%  13.92%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities
Series                                           31.13%  20.25%  -22.38%  3.22%   28.86%    5.02%    10.41%  36.21%   32.68%  13.38%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                          -11.63%   15.17%   21.14%    -9.92%  38.88%   18.61%   6.13%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series                                           14.02%    -9.90%  41.72%   20.84%   5.86%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series                                       22.49%   30.23%  -19.20%   -23.10%  22.03%   11.23%   3.86%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Equity 500 Index Series                       29.73%  17.06%  -12.79%  -13.23%   -24.83%  24.35%    8.20%   2.15%
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT CommodityRealReturn Strategy Portfolio**
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio**
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio**
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Inverse Government Long Bond
Fund                                                                                                                 -12.00%  -6.65%

------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                                   28.13%  21.43%  -21.49%  -24.73%   -36.68%  37.12%   12.91%   2.42%
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                                                                    27.97%    9.06%  12.02%
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio                                                                             9.86%   5.78%
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                                                       -3.04%  -27.72%   -16.56%  39.14%   22.48%  14.69%
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                   30.06%  -2.93%  14.61%  123.16% -28.93%  -22.46%   -15.12%  46.65%   28.33%  19.72%
------------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                                                      7.83%    7.45%    -9.00%  28.78%   17.53%   8.84%
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                    44.44%  27.51%   7.08%   23.22%  -9.53%    9.71%   -18.05%  41.09%   16.57%   9.60%
------------------------------------------------------------------------------------------------------------------------------------

  ** PIMCO VIT Funds began operations February 28, 2006.

Total Returns are net of total annual fund expenses, daily administrative fees, and mortality and expense risk charges.

 THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE.

                           NON-STANDARDIZED ANNUAL TOTAL RETURN FOR CONTRACTS WITH DEATH BENEFIT OPTION 3
------------------------------------------------------------------------------------------------------------------------------------
                    SUBACCOUNT                    1996    1997    1998    1999    2000     2001      2002    2003      2004    2005
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund               15.82%  11.82%  17.53%  42.46%  -12.23%  -24.43%   -25.49%  27.59%    5.03%   7.21%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund I Shares               18.15%  23.85%  25.78%  32.25%  -15.83%  -23.99%   -16.84%  22.57%    7.34%   3.75%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund                                                                   -12.43%  25.42%   12.12%   6.01%
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio        10.36%  17.90%  55.48%  75.42%  -25.96%  -17.20%   -34.90%  32.72%    6.57%  12.74%
------------------------------------------------------------------------------------------------------------------------------------
DWS Equity 500 Index VIP                                         26.80%  18.59%  -10.58%  -13.52%   -23.48%  26.25%    8.94%   3.12%
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II  2.64%   6.96%   6.05%  -2.07%    9.34%    5.43%     7.42%   0.84%    2.06%   0.51%
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II               12.60%  12.14%   1.17%   0.79%  -10.38%   -0.15%    -0.12%  20.40%    8.81%   1.13%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio                             28.00%  22.30%   -8.10%  -13.68%   -10.78%  26.44%   13.62%  15.11%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                      22.65%   2.63%  -18.42%  -15.73%   -23.08%  27.73%    5.46%   7.24%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                    37.30%  35.24%  -12.39%  -18.96%   -31.24%  30.81%    1.72%   4.10%
------------------------------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund                                                   17.66%   -0.75%    -2.09%  29.76%   12.16%   0.10%
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                            15.69%  -1.68%  11.89%   11.57%    5.44%   -13.13%  23.29%   10.95%   8.91%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund            -30.44% -22.22%  51.03%  -33.06%   -9.47%    -1.63%  50.72%   22.85%  25.54%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                21.91%  11.97%   7.42%  21.42%   -3.82%  -17.26%   -19.78%  30.25%   16.76%   8.53%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                 19.16%  11.53%   7.09%  19.04%   -0.03%   -2.78%   -19.71%  30.17%   14.29%   7.24%
------------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small Cap Portfolio                            -4.66%   3.56%   19.25%   16.85%   -18.90%  35.18%   13.17%   2.45%
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Bond-Debenture Portfolio                                                                  6.32%  16.25%    6.28%  -0.20%
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio          17.60%  22.80%  11.21%  15.00%   14.06%   -8.11%   -19.26%  29.06%   10.97%   1.71%
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                                               50.18%    6.43%   -11.13%  22.90%   22.19%   6.61%
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Fasciano Portfolio                                                                      23.20%   10.21%   1.37%
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio                                                                      29.44%   13.82%   6.54%
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA                                                            -28.17%  28.74%    5.02%   3.31%
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA                                                     -13.49%   -23.52%  40.73%   17.10%  12.37%
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA                                                           -17.18%  42.10%   17.40%   8.09%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series                                                             -35.57%   -25.93%  24.61%    3.40%   2.17%
------------------------------------------------------------------------------------------------------------------------------------

Phoenix Growth & Income Series                                           15.27%   -8.00%   -9.55%   -23.67%  25.57%    8.83%   3.24%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                                                             -26.25%   -33.51%  26.92%    5.13%   2.63%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Money Market Series                       3.46%   3.62%   3.53%   3.27%    4.46%    2.26%    -0.09%  -0.81%   -0.71%   1.05%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Fixed Income Series         10.74%   9.44%  -5.58%   3.89%    4.90%    4.50%     8.36%  12.87%    5.24%   0.27%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Short Term Bond Series                                                                            3.76%  -0.15%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Strategic Allocation Series               7.43%  18.95%  19.00%   9.61%   -0.91%    0.34%   -12.90%  18.09%    5.86%   0.27%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series            16.89%  10.38%  26.04%  27.59%  -17.07%  -25.19%   -16.08%  29.90%   18.98%  16.80%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                                                                        51.10%    0.60%  13.92%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities
Series                                           31.13%  20.25%  -22.38%  3.22%   28.86%    5.02%    10.41%  36.21%   32.68%  13.38%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                          -11.63%   15.17%   21.14%    -9.92%  38.88%   18.61%   6.13%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series                                           14.02%    -9.90%  41.72%   20.84%   5.86%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series                                       22.49%   30.23%  -19.20%   -23.10%  22.03%   11.23%   3.86%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Equity 500 Index Series                       29.73%  17.06%  -12.79%  -13.23%   -24.83%  24.35%    8.20%   2.15%
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT CommodityRealReturn Strategy Portfolio**
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio**
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio**
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Inverse Government Long Bond
Fund                                                                                                                 -12.00%  -6.65%

------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                                   28.13%  21.43%  -21.49%  -24.73%   -36.68%  37.12%   12.91%   2.42%
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                                                                    27.97%    9.06%  12.02%
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio                                                                             9.86%   5.78%
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                                                       -3.04%  -27.72%   -16.56%  39.14%   22.48%  14.69%
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                   30.06%  -2.93%  14.61%  123.16% -28.93%  -22.46%   -15.12%  46.65%   28.33%  19.72%
------------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                                                      7.83%    7.45%    -9.00%  28.78%   17.53%   8.84%
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                    44.44%  27.51%   7.08%   23.22%  -9.53%    9.71%   -18.05%  41.09%   16.57%   9.60%
------------------------------------------------------------------------------------------------------------------------------------

  ** PIMCO VIT Funds began operations February 28, 2006.

Total Returns are net of total annual fund expenses, daily administrative fees, and mortality and expense risk charges.

 THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE.

                           NON-STANDARDIZED ANNUAL TOTAL RETURN FOR CONTRACTS WITH DEATH BENEFIT OPTION 4
------------------------------------------------------------------------------------------------------------------------------------
                    SUBACCOUNT                    1996    1997    1998    1999    2000     2001      2002    2003      2004    2005
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund               15.52%  11.54%  17.23%  42.11%  -12.45%  -24.62%   -25.68%  27.27%    4.77%   6.95%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund I Shares               17.85%  23.54%  25.47%  31.92%  -16.04%  -24.18%   -17.05%  22.26%    7.07%   3.49%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund                                                                   -12.64%  25.11%   11.84%   5.75%
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio        10.08%  17.60%  55.10%  74.98%  -26.15%  -17.41%   -35.06%  32.39%    6.31%  12.46%
------------------------------------------------------------------------------------------------------------------------------------
DWS Equity 500 Index VIP                                         26.48%  18.30%  -10.81%  -13.73%   -23.67%  25.93%    8.67%   2.86%
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II  2.38%   6.70%   5.79%  -2.32%    9.07%    5.16%     7.15%   0.59%    1.81%   0.26%
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II               12.31%  11.86%   0.92%   0.54%  -10.60%   -0.40%    -0.37%  20.10%    8.54%   0.87%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio                             27.69%  21.99%   -8.33%  -13.90%   -11.00%  26.13%   13.33%  14.82%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                      22.35%   2.38%  -18.62%  -15.94%   -23.28%  27.41%    5.20%   6.97%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                    36.96%  34.91%  -12.61%  -19.17%   -31.41%  30.48%    1.47%   3.84%
------------------------------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund                                                   17.37%   -1.00%    -2.33%  29.43%   11.88%  -0.15%
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                            15.40%  -1.92%  11.61%   11.29%    5.17%   -13.35%  22.98%   10.67%   8.63%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund            -30.61% -22.42%  50.65%  -33.23%   -9.69%    -1.88%  50.34%   22.54%  25.22%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                21.60%  11.69%   7.15%  21.11%   -4.06%  -17.47%   -19.98%  29.92%   16.47%   8.26%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                 18.86%  11.25%   6.82%  18.74%   -0.28%   -3.03%   -19.91%  29.85%   14.01%   6.97%
------------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small Cap Portfolio                            -4.90%   3.30%   18.96%   16.56%   -19.11%  34.84%   12.89%   2.19%
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Bond-Debenture Portfolio                                                                  6.05%  15.96%    6.01%  -0.45%
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio          17.30%  22.50%  10.93%  14.71%   13.78%   -8.35%   -19.46%  28.74%   10.69%   1.45%
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                                               49.81%    6.17%   -11.35%  22.59%   21.89%   6.34%
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Fasciano Portfolio                                                                      22.90%    9.93%   1.12%
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio                                                                      29.11%   13.54%   6.28%
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA                                                            -28.35%  28.42%    4.76%   3.05%
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA                                                     -13.71%   -23.71%  40.39%   16.81%  12.09%
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA                                                           -17.39%  41.74%   17.11%   7.82%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series                                                             -35.73%   -26.12%  24.30%    3.15%   1.91%
------------------------------------------------------------------------------------------------------------------------------------

Phoenix Growth & Income Series                                           14.99%   -8.23%   -9.78%   -23.86%  25.25%    8.55%   2.98%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                                                             -26.44%   -33.67%  26.60%    4.87%   2.37%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Money Market Series                       3.20%   3.36%   3.28%   3.01%    4.20%    2.00%    -0.34%  -1.06%   -0.96%   0.80%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Fixed Income Series         10.46%   9.17%  -5.81%   3.63%    4.64%    4.23%     8.09%  12.59%    4.98%   0.02%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Short Term Bond Series                                                                            3.50%  -0.40%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Strategic Allocation Series               7.16%  18.65%  18.70%   9.34%   -1.16%    0.09%   -13.12%  17.79%    5.59%   0.02%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series            16.59%  10.11%  25.72%  27.27%  -17.27%  -25.38%   -16.29%  29.58%   18.68%  16.51%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                                                                        50.73%    0.35%  13.64%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities
Series                                           30.80%  19.95% -22.58%   2.97%   28.53%    4.76%    10.13%  35.87%   32.35%  13.10%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                          -11.85%   14.88%   20.84%   -10.14%  38.53%   18.31%   5.86%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series                                           13.74%   -10.13%  41.37%   20.54%   5.59%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series                                       22.18%   29.91%  -19.40%   -23.29%  21.73%   10.95%   3.60%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Equity 500 Index Series                       29.40%  16.77%  -13.01%  -13.45%   -25.01%  24.04%    7.93%   1.89%
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT CommodityRealReturn Strategy Portfolio**
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio**
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio**
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Inverse Government Long
Bond Fund                                                                                                            -12.22%  -6.89%

------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                                   27.81%  21.13%  -21.68%  -24.91%   -36.84%  36.78%   12.63%   2.16%
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                                                                    27.65%    8.79%  11.74%
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio                                                                             9.58%   5.52%
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                                                       -3.28%  -27.91%   -16.77%  38.79%   22.18%  14.41%
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                   29.74%  -3.17%  14.32% 122.60%  -29.11%  -22.65%   -15.33%  46.29%   28.01%  19.42%
------------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                                                      7.56%    7.18%    -9.23%  28.46%   17.23%   8.57%
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                    44.08%  27.19%   6.81%  22.91%   -9.76%    9.44%   -18.26%  40.74%   16.28%   9.32%
------------------------------------------------------------------------------------------------------------------------------------

  ** PIMCO VIT Funds began operations February 28, 2006.

 Total Returns are net of total annual fund expenses, daily administrative fees, and mortality and expense risk charges.

  THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE

CALCULATION OF YIELD AND RETURN
--------------------------------------------------------------------------------

    Yield of the Phoenix-Goodwin Money Market Subaccount. We calculate the yield of the Phoenix-Goodwin Money Market Subaccount for a 7-day "base period" by determining the "net change in value" of a hypothetical pre-existing account. We assume the hypothetical account had an initial balance of one share at the beginning of the base period. We then determine what the value of the hypothetical account would have been at the end of the 7-day base period. The end value minus the initial value gives us the net change in value for the hypothetical account. The net change in value can then be divided by the initial value giving us the base period return (one week's return). To find the equivalent annual return we multiply the base period return by 365/7. The equivalent effective annual yield differs from the annual return because we assume all returns are reinvested in the subaccount. We carry results to the nearest hundredth of one percent.

    The net change in value of the hypothetical account includes the daily net investment income of the account (after expenses), but does not include realized gains or losses or unrealized appreciation or depreciation on the underlying fund shares.

    The yield/return calculations include a mortality and expense risk fee equal to one of the following: 1.075% (7-Years), 1.375% (5-Years) or 1.525% (3-Years) on an annual basis and a daily administrative fee equal to 0.125% on an annual basis.

    The Phoenix-Goodwin Money Market Subaccount return and effective yield will vary in response to fluctuations in interest rates and in the expenses of the subaccount.

    We do not include the maximum annual administrative fee in calculating the current return and effective yield. Should such a fee apply to your account, current return and/or effective yield for your account could be reduced.

Example Calculations:

   The following examples of a return/yield calculations for the Phoenix-Goodwin Money Market Subaccount were based on the 7-day period ending December 31, 2005:

DEATH BENEFIT OPTION 1 CONTRACTS
Value of hypothetical pre-existing account with
  exactly one
  Unit at the beginning of the period:..........        1.000000
Value of the same account (excluding capital
  changes) at the end of the 7-day period:......        1.000460
Calculation:
  Ending account value..........................        1.000460
  Less beginning account value..................        1.000000
  Net change in account value...................        0.000460
Base period return:
  (net change/beginning account value)..........        0.000460
Current yield = return x (365/7) =..............           2.40%
Effective yield = [(1 + return)(365/7)] -1 =....           2.43%

DEATH BENEFIT OPTION 2 CONTRACTS
Value of hypothetical pre-existing account with
   exactly one unit at the beginning of the period: $1.000000 Value of the same account (excluding capital
   changes) at the end of the 7-day period:......       1.000411
Calculation:
   Ending account value..........................       1.000411
   Less beginning account value..................       1.000000
   Net change in account value...................       0.000411
Base period return:
   (net change/beginning account value)..........       0.000411
Current yield = return x (365/7) =...............          2.14%
Effective yield = [(1 + return)(365/7)] -1 =.....          2.17%

DEATH BENEFIT OPTION 3 CONTRACTS
Value of hypothetical pre-existing account with
   exactly one unit at the beginning of the period: $1.000000 Value of the same account (excluding capital
   changes) at the end of the 7-day period:......        1.00411
Calculation:
   Ending account value..........................       1.000411
   Less beginning account value..................       1.000000
   Net change in account value...................       0.000411
Base period return:
   (net change/beginning account value)..........       0.000411
Current yield = return x (365/7) =...............          2.14%
Effective yield = [(1 + return)(365/7)] -1 =.....          2.17%

DEATH BENEFIT OPTION 4 CONTRACTS
Value of hypothetical pre-existing account with
   exactly one unit at the beginning of the period: $1.000000 Value of the same account (excluding capital
   changes) at the end of the 7-day period:......       1.000363
Calculation:
   Ending account value..........................       1.000363
   Less beginning account value..................       1.000000
   Net change in account value...................       0.000363
Base period return:
   (net change/beginning account value)..........       0.000363
Current yield = return x (365/7) =...............          1.89%
Effective yield = [(1 + return)(365/7)] -1 =.....          1.91%

    Yields and total returns may be higher or lower than in the past and there is no assurance that any historical results will continue.

    Calculation of Total Return. Total return measures the change in value of a subaccount investment over a stated period. We compute total returns by finding the average annual compounded rates of return over the one-, five- and ten-year periods that would equate the initial amount invested to the ending redeemable value according to a formula. The formula for total return includes the following steps:

(1) We assume a hypothetical $1,000 initial purchase payment in the subaccount;

(2) We determine the value the hypothetical initial purchase payment would have were it redeemed at the end of each period. All recurring fees and any applicable withdrawal charge are deducted. This figure is the ending redeemable value (ERV in the formula given below);

(3) We divide this value by the initial $1,000 purchase payment, resulting in ratio of the ending redeemable value to the initial value for that period;

(4) To get the average annual total return we take the nth root of the ratio from step (3), where n equals the number of years in that period (e.g., one, five and 10), and subtract one.

(5) The formula in mathematical terms is:

 R = ((ERV / II)(1/n)) - 1

 Where:

    II       =     a hypothetical initial payment of $1,000

    R        =     average annual total return for the period

    n        =     number of years in the period

    ERV      =     ending redeemable value of the hypothetical
                   $1,000 for the period [see (2) and (3) above]


We normally calculate total return for one-year, five-year and ten-year periods for each subaccount. If a subaccount has not been available for at least ten years, we will provide total returns for other relevant periods.


PERFORMANCE INFORMATION
    Advertisements, sales literature and other communications may contain information about a series' or advisor's current investment strategies and management style. An advisor may alter investment strategies and style in response to changing market and economic conditions. A fund may wish to make known a series' specific portfolio holdings or holdings in specific industries. A fund may also separately illustrate the income and capital gain portions of a series' total return. Performance might also be advertised by breaking down returns into equity and debt components. A series may compare its equity or bond return figure to any of a number of well-known benchmarks of market performance, including, but not limited to:

    The Dow Jones Industrial Average(SM)
    First Boston High Yield Index
    Salomon Brothers Corporate Index
    Salomon Brothers Government Bond Index
    The Standard & Poor's 500 Index(R) (S&P 500)

    Each subaccount may include its yield and total return in advertisements or communications with current or prospective contract owners. Each subaccount may also include in such advertisements, its ranking or comparison to similar mutual funds by organizations such as:

    Lipper Analytical Services
    Morningstar, Inc.
    Thomson Financial

    A fund may also compare a series' performance to other investment or savings vehicles (such as certificates of deposit) and may refer to results published in publications such as:

    Barron's
    Business Week
    Changing Times
    Consumer Reports
    Financial Planning
    Financial Services Weekly
    Forbes
    Fortune
    Investor's Business Daily
    Money
    Personal Investor
    The New York Times
    Registered Representative
    U.S. News and World Report
    The Wall Street Journal

    A fund may also illustrate the benefits of tax deferral by comparing taxable investments with investments through tax-deferred retirement plans.

    The total return and yield may be used to compare the performance of the subaccounts with certain commonly used standards for stock and bond market performance. Such indices include, but are not limited to:

    The Dow Jones Industrial Average(SM)
    First Boston High Yield Index
    Salomon Brothers Corporate Index
    Salomon Brothers Government Bond Index
    The S&P 500

    The Dow Jones Industrial Average(SM) (DJIA(SM)) is an unweighted index of 30 industrial "blue chip" U.S. stocks. It is the oldest continuing U.S. market index. The 30 stocks now in the DJIA(SM) are both widely-held and a major influence in their respective industries. The average is computed in such a way as to preserve its historical continuity and account for such factors as stock splits and periodic changes in the components of the index. The editors of The Wall Street Journal select the component stocks of the DJIA(SM).

    The S&P 500 is a market-value weighted index composed of 500 stocks chosen for market size, liquidity, and industry group representation. It is one of the most widely used indicators of U.S. Stock Market performance. The composition of the S&P 500 changes from time to time. Standard & Poor's Index Committee makes all decisions about the S&P 500.

    Weighted and unweighted indexes: A market-value, or capitalization, weighted index uses relative market value (share price multiplied by the number of shares outstanding) to "weight" the influence of a stock's price on the index. Simply put, larger companies' stock prices influence the index more than smaller companies' stock prices. An unweighted index (such as the Dow Jones Industrial Average(SM)) uses stock price alone to determine the index value. A company's relative size has no bearing on its impact on the index.

CALCULATION OF ANNUITY PAYMENTS
--------------------------------------------------------------------------------

    See your prospectus in the section titled "The Annuity Period" for a description of the annuity options.

    You may elect an annuity payment option by written request as described in your prospectus. If you do not elect an annuity payment option, amounts held under the contract will be applied to provide a Variable Life Annuity with 10-Year Period Certain (Option I) on the maturity date. You may not change your election after the first annuity payment.

FIXED ANNUITY PAYMENTS

    Fixed annuity payments are determined by the total dollar value for all subaccounts' accumulation units, all amounts held in the GIA and the MVA Account. For each contract the resulting dollar value is then multiplied by the applicable annuity purchase rate, which reflects the age (and sex for nontax-qualified plans) of the annuitant or annuitants, for the fixed payment annuity option selected.


    The guaranteed annuity payment rates will be no less favorable than the following: under Annuity Payment Options A, B, D, E and F, rates are based on the 2000 Individual Annuity Mortality Table with a 10-year Age setback and an interest rate of 2.5%. Under Options G and H, the interest rate is 1.5%. The Society of Actuaries developed these tables to provide payment rates for annuities based on a set of mortality tables acceptable to most regulating authorities.


    It is possible that we may have more favorable (i.e., higher-paying) rates in effect on the maturity date.

VARIABLE ANNUITY PAYMENTS

    Under Annuity Payment Options I, J, K, M and N, the amount of the first payment is equal to the amount held under the selected option in each subaccount, divided by $1,000 and then multiplied by the applicable payment option rate. The first payment equals the sum of the amounts provided by each subaccount.

    In each subaccount, the number of fixed annuity units is determined by dividing the amount of the initial payment provided by that subaccount by the annuity unit value for that subaccount on the first payment calculation date. Thereafter, the number of fixed annuity units in each subaccount remains unchanged unless you transfer funds to or from the subaccount. If you transfer funds to or from a subaccount, the number of fixed annuity units will change in proportion to the change in value of the subaccount as a result of the transfer. The number of fixed annuity units will change effective with the transfer, but will remain fixed in number following the transfer.

    Second and subsequent payments are determined by multiplying the number of fixed annuity units for each subaccount by the annuity unit value for that subaccount on the payment calculation date. The total payment will equal the sum of the amounts provided by each subaccount. The amount of second and subsequent payments will vary with the investment experience of the subaccounts and may be either higher or lower than the first payment.

    Under Annuity Payment Options I, J, M and N, the applicable annuity payment option rate used to determine the first payment amount will not be less than the rate based on the 1983a Individual Annuity Mortality Table projected with projection scale G to the year 2040, with continued projection thereafter and the assumed investment rate. Under Annuity Payment Option K, the annuity payment option rate will be based on the number of payments to be made during the specified period and the assumed investment rate.

    We guarantee that neither expenses actually incurred, other than taxes on investment return, nor mortality actually experienced, shall adversely affect the dollar amount of variable annuity payments.

    We deduct a daily charge for mortality and expense risks and a daily administrative fee from Contract Values held in the subaccounts. See your prospectus in the section titled "Deductions and Charges." Electing Option K will result in a mortality risk deduction being made even though we assume no mortality risk under that option.


EXPERTS
--------------------------------------------------------------------------------

                           [to be filed by amendment]


    Kathleen A. McGah, Counsel, The Phoenix Companies, Inc., has provided advice on certain matters relating to the federal securities, state regulations and income tax laws in connection with the contracts described in this prospectus.

            [PHL Variable Accumulation Account Financial Statements
                           to be filed by amendment]

               [PHL Variable Insurance Company Financial Statements
                           to be filed by amendment]

                                     PART C

                                     PART C

                                OTHER INFORMATION


    Registrant hereby represents that, in imposing certain restrictions upon withdrawals from some annuity contracts, it is relying upon the no-action letter given to the American Council of Life Insurance (publicly available November 28,
1988) (Ref. No. 1P-6-88) regarding compliance with Section 403(b) (ii) of the Internal Revenue Code and that it is in compliance with the conditions for reliance upon that letter set forth therein.


    Pursuant to Section 26(f)(2)(A) of the Investment Company Act of 1940, as amended, PHL Variable Insurance Company represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks to be assumed thereunder by PHL Variable Insurance Company.

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS.

          (a)  Financial Statements

               (1) The financial statements of the Registrant and the Report of Independent Registered Public Accounting Firm thereto are contained in the Registrant's Annual Report and are included in the Statement of Additional Information. The financial statements of the Registrant include: Statement of Assets and Liabilities as of December 31, 2005; Statement of Operations for the year ended December 31, 2005; Statement of Changes in Net Assets for the years ended December 31, 2005 and 2004; and Notes to Financial Statements.

               (2) The financial statements and schedules of PHL Variable Insurance Company and the report of Independent Registered Public Accounting Firm are contained in the Statement of Additional Information. The financial statements of PHL Variable Insurance Company include: Balance Sheet as of December 31, 2005 and 2004; Statement of Income, Comprehensive Income and Changes in Stockholder's Equity for the years ended December 31, 2005, 2004 and 2003; Statement of Cash Flows for the years ended December 31, 2005, 2004 and 2003; and Notes to Financial Statements.

          (b)  Exhibits

               (1) Resolution of the Board of Directors of PHL Variable Insurance Company establishing the PHL Variable Accumulation Account is incorporated by reference to Registrant's Initial Form N-4 (File No. 333-68164), filed via EDGAR on August 22, 2001.

               (2)  Not Applicable.

               (3)  Distribution of Policies


                    (a) Master Service and Distribution Compliance Agreement between Depositor and Phoenix Equity Planning Corporation dated November 1, 2000 is incorporated by reference to Registrant's Form N-4 (File No.033-87376). Post-effective Amendment No. 17, filed via EDGAR on April 30, 2002.


                    (b) Form of Broker Dealer Supervisory and Service Agreement among Phoenix Equity Planning Corporation and Independent Brokers with respect to the sale of contracts is incorporated by reference to Registrant's Form N-4 (File No. 333-123040 and 811-08914)) filed via
                         EDGAR on February 28, 2005.


               (4)  (a)  Form of Variable Annuity Contract Form No. D617
                         (Phoenix Dimensions(SM)), filed via EDGAR with Initial Registration Statement Form N-4/A (File No. 333-123040 and 0811-08914) on June 20, 2005.

                    (b) Guaranteed Minimum Income Benefit Rider, Form No. DR87, filed via EDGAR with Initial Registration Statement Form N-4/A (File No. 333-123040 and 811-08914) on June
                         20, 2005.

                    (c) Guaranteed Minimum Accumulation Benefit Rider, Form No. DR83, filed via EDGAR with Initial Registration Statement Form N-4/A (File No. 333-123040 and 811-08914) on June 20, 2005.

                    (d) Guaranteed Minimum Withdrawal Benefit Rider, Form No. DR93.1 filed via EDGAR on Registration Form N-4 (File No. 333-123040) Post-Effective Amendment No. 2 November 9, 2005.

                    (e) Guaranteed Minimum Withdrawal Benefit Rider, Form No. 06GMWB is filed herein.

               (5) Form of Application (Form No. OL4157.1) filed via EDGAR on Registration Form N-4 (File No. 333-123040) Post-Effective Amendment No. 2 on November 9, 2005.


               (6)  (a)  Amended and Restated Certificate of Incorporation of
                         PHL Variable Insurance Company is incorporated by reference to Registrant's Initial Form N-4 (File No. 333-68164), filed via EDGAR on August 22, 2001.

                    (b) Bylaws of PHL Variable Insurance Company, as amended and restated effective May 16, 2002 are incorporated by reference to Registrant's Form N-4 (File No. 033-87376) filed via EDGAR on April 30, 2004.

               (7)  Not Applicable.

               (8)  Participation Agreements.

                    (1)  (a) Participation Agreement dated February 23, 1995
                             between PHL Variable Insurance Company ("PHLVIC") and Wanger Advisors Trust ("Wanger") is incorporated by reference to EDGAR filing on Form S-6 (File No. 333-65823) on October 16, 1998.

                    (1)  (b) Amendment No. 1 to the Participation Agreement
                             dated December 16, 1996 between PHLVIC and Wanger is incorporated by reference to EDGAR filing on Form S-6 (File No. 333-65823) on October 16, 1998.


                    (1)  (c) Amendment No. 2 to the Participation Agreement
                             dated December 16, 1996 between PHLVIC and Wanger is incorporated by reference to Post-Effective Amendment No. 21 on Form S-6 (File No. 033-06793), filed via EDGAR on April 29, 2002.

                    (2)  (a) Participation Agreement as of May 1, 2000 among
                             Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Phoenix Home Life Mutual Insurance Company, and PHL Variable Insurance Company, is incorporated by reference to Registrant's Post-Effective Amendment No. 5 on Form N-6 (File No. 333-81458) filed via EDGAR on April 30, 2004.

                    (2)  (b) Amendment to Participation Agreement as of May 1,
                             2000 among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Phoenix Home Life Mutual Insurance Company and PHL Variable Insurance Company, is incorporated by reference to Registrant's Post-Effective Amendment No. 5 on Form N-6 (File No. 333-81458) filed via EDGAR on April 30, 2004.

                    (2)  (c) Amendment to Participation Agreement as of May 3,
                             2004 by and among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Phoenix Life Insurance Company and PHLVIC is incorporated by reference to Registrant's Post-Effective Amendment No. 9 on Form N-6 (File No. 333-76778) filed via EDGAR on April 26, 2006.

                    (2)  (d) Amendment to Participation Agreement as of May 1,
                             2006 by and among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Phoenix Life Insurance Company and PHLVIC is incorporated by reference to Registrant's Post-Effective Amendment No. 9 on Form N-6 (File No. 333-119916) filed via EDGAR on August 11, 2006.

                    (3) Fund Participation Agreement dated July 15, 1999, among PHL Variable Insurance Company, Insurance Series, and Federated Securities Corp. is incorporated by reference to Registrant's Post-Effective Amendment No. 2 on Form S-6 (File No. 333-65823) filed via EDGAR on April 30, 2002.

                    (4)  (a) Participation Agreement dated July 19, 1999 among
                             BT Insurance Funds Trust, Bankers Trust Company, and PHLVIC is incorporated by reference to Registrant's Post-Effective Amendment No. 2 on Form S-6 (File No. 333-65823) filed via EDGAR on April 30, 2002.

                    (4)  (b) Amendment No. 1 to the Participation Agreement
                             dated April 20, 2001 among Deutsche Asset
                             Management VIT Funds (formerly, BT Insurance Funds Trust), Bankers Trust Company and PHLVIC is incorporated by reference to the Registrant's Post-Effective Amendment No. 2 on Form S-6 (File No. 333-65823) filed via EDGAR on April 30, 2002.

                    (4)  (c) Amendment No. 2 to the Participation Agreement
                             dated October 29, 2001 among Deutsche Asset
                             Management VIT Funds, Deutsche Asset Management, Inc. and PHLVIC is incorporated by reference to Registrant's Post-Effective Amendment No. 2 on Form S-6 (File No. 333-65823) filed via EDGAR on April 30, 2002.

                    (5)  (a) Participation Agreement dated December 17, 1999
                             among PHL Variable Insurance Company, Morgan
                             Stanley Dean Witter Universal Funds, Inc., Morgan Stanley Dean Witter Investment Management, Inc. and Miller Anderson & Sherrerd, LLP is incorporated by reference to Registrant's Post-Effective Amendment No. 2 on Form S-6 (File No. 333-65823) filed via EDGAR on April 30, 2002.

                         (b) Participation Agreement dated May 1, 2006 among
                             PHL Variable Insurance Company, The Universal Institutional Funds, Inc., Morgan Stanley Distributors, Inc. and Morgan Stanley Investment Management, Inc. is incorporated by reference to Registrant's Post-Effective Amendment No. 9 on Form N-6 (File No. 333-119916) filed via EDGAR on August 11, 2006.

                    (6) Participation Agreement dated June 1, 2000 among PHL Variable Insurance Company, The Alger American Fund and Fred Alger & Company, Incorporated is incorporated by reference to Registrant's Post-Effective Amendment No. 2 on Form S-6 (File No. 333-65823) filed via EDGAR on April 30, 2002.

                    (7)  (a) Participation Agreement dated June 1, 2000 among
                             PHL Variable Insurance Company, Variable Insurance Products Fund and Fidelity Distributors Corporation is incorporated by reference to Registrant's Post-Effective Amendment No. 2 on Form S-6 (File No. 333-65823) filed via EDGAR on April 30, 2002.

                    (8) Participation Agreement dated March 29, 2001 among PHL Variable Insurance Company, AIM Variable Insurance Funds, Phoenix Equity Planning Corporation and AIM Distributors, Inc. is incorporated by reference to Registrant's Post-Effective Amendment No. 2 on Form S-6 (File No. 333-65823) filed via EDGAR on April 30, 2002.

                    (9) Participation Agreement dated May 30, 2003 among PHL Variable Insurance Company, Rydex Variable Trust and Rydex Distributors, Inc., is incorporated by reference to Registrant's EDGAR filing on Form N-6 (File No. 033-06793) on April 30, 2004, with Post-Effective Amendment No. 26.

                    (10) Participation Agreement dated April 25, 2005 among PHL
                         Variable Insurance Company, Lazard Asset Management Securities LLC and Lazard Retirement Series, Inc., is incorporated by reference to Registrant's EDGAR filing on Form N-6 (File No. 333-76778) on April 26, 2006, with Post-Effective Amendment No. 9.

                    (11) Participation Agreement dated April 14, 2005 among PHL
                         Variable Insurance Company, Lord Abbett Series Fund, Inc., and Lord Abbett Series Distributor LLC, is incorporated by reference to Registrant's EDGAR filing on Form N-4 (File No. 333-123040) on April 27, 2006, with Post-Effective Amendment No. 3.

                    (12) Participation Agreement dated May 1, 2006 among PHL
                         Variable Insurance Company, Phoenix Life Insurance Company and Phoenix Life and Annuity Company, Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc. is incorporated by reference to Registrant's EDGAR filing on Form N-6 (File No. 333-119916) on August 11, 2006, with Post-Effective Amendment No. 9.

                    (13) Participation Agreement dated May 1, 2006 among PHL
                         Variable Insurance Company, Phoenix Life Insurance Company and Phoenix Life and Annuity Company, PIMCO Variable Insurance Trust and Pacific Investment Management Company, LLC is incorporated by reference to Registrant's EDGAR filing on Form N-6 (File No. 333-119916) on August 11, 2006, with Post-Effective Amendment No. 9.

                    (14) Participation Agreement dated May 1, 2006 among PHL
                         Variable Insurance Company, Phoenix Life Insurance Company and Phoenix Life and Annuity Company, Neuberger Berman Advisors Management Trust and Neuberger Berman Management, Inc. is incorporated by reference to Registrant's EDGAR filing on Form N-6 (File No. 333-119916) on August 11, 2006, with
                         Post-Effective Amendment No. 9.

               (9) Written Opinion and Consent of Kathleen A. McGah, Esq., to be filed by amendment.

               (10) Consent of PricewaterhouseCoopers LLP, to be filed by amendment.


               (11) Not Applicable.

               (12) Not Applicable.


               (99) Power of Attorney is incorporated herein by reference to
                    Registrant's EDGAR filing on Form N-4 (File No. 333-123040) on April 27, 2006 with Post-Effective Amendment No. 3.


ITEM 25.  DIRECTORS AND EXECUTIVE OFFICERS OF THE DEPOSITOR.

NAME                                    POSITION
----                                    --------
Michael E. Haylon*                      Director, Executive Vice President and Chief Financial Officer
Mitchell R. Katcher*                    Director and Senior Vice President
Philip K. Polkinghorn*                  Director and President
James D. Wehr**                         Director, Executive Vice President and Chief Investment Officer
John H. Beers*                          Vice President and Secretary
John R. Flores*                         Vice President and Chief Compliance Officer
Daniel J. Moskey*                       Vice President and Treasurer
Tracy L. Rich*                          Executive Vice President and Assistant Secretary
Christopher M. Wilkos**                 Senior Vice President and Corporate Portfolio Manager

*  The business address of this individual is One American Row, Hartford, CT 06103-2899.
** The business address of this individual is 56 Prospect Street, Hartford, CT 06103-2836.

ITEM 26.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

                                                   -------------------------------
                                                   The Phoenix Companies, Inc. (7)
                                                        DE 100% Holding Company
                                                   -------------------------------
                                                                |
          -----------------------------------------------------------------------------------------------------------
          |                                                                                                         |
---------------------                                                                                        ------------------
Phoenix Life                                                                                                 Phoenix
Insurance                                                                                                    Investment
Company (1,2,3,7,8 +)                                                                                        Management
NY 100%                                                                                                      Company, Inc. (8)
                                                                                                             CT 100%
                                                                                                             Holding Company
---------------------                                                                                        -------------------
          |                                                                                                         |
------------------------------------------------------------                                                        |
          |                                                |                                                        |
          |            ---------------------------------------------------------------------------                  |
          |            |                 |                 |                  |                  |                  |
 ------------  ----------------- ----------------- ------------------ ------------------ ------------------  ------------------
 PM Holdings,   Phoenix Life      Phoenix Life      Home Life         Phoenix Life       Phoenix Life        Phoenix
 Inc. (8)       Variable          Variable          Insurance Co.     Separate           Separate            Investment
 CT 100%        Accumulation      Universal Life    Separate          Account C (3 ++)   Account D (3 ++)    Partners, Ltd. (8)
 Holding        Account (1 ++)    Account (2 ++)    Account B (3 ++)  NY                 NY                  DE 100% Asset
 Company        NY                NY                NY                                                       Management Company
 ------------  ----------------- ----------------- ------------------ ------------------ ------------------  -------------------
          |            |                                                                    |                       |
          |            ----------------------------------------------------------------------                       |
          |                                                                       |                                 |
          |------------------------------------------------                       |                                 |
          |                       |                       |                       |                                 |
 -----------------------   --------------------   ---------------------    -----------------                        |
 Phoenix                   PHL Variable           Phoenix Life and         The Phoenix                              |
 Variable                  Insurance              Annuity                  Edge Series                              |
 Advisors, Inc. (8)        Company (4,5,7,8 +)    Company (6,7,8 +)        Fund                                     |
 DE Registered             CT 100%                CT 100%                  MA                                       |
 Investment Advisor                                                        Mutual Fund                              |
 -----------------------   --------------------   ---------------------    -----------------                        |
                                   |                      |                      |                                  |
           ------------------------|                      |                      |                     |----------------------|
           |                       |                      |                      |                     |                      |
 -----------------------   --------------------   ---------------------          |            -----------------   ------------------
 PHL Variable              PHLVIC                 Phoenix Life                   |            Phoenix Equity      Duff & Phelps
 Accumulation              Variable               and Annuity                    |            Planning            Investment
 Account (4 ++)            Universal Life         Variable                       |            Corporation (7,8)   Management
 CT                        Account (5 ++)         Universal Life                 |            CT 100%             Co.(8)
                           CT                     Account (6 ++)                 |            Broker/Dealer       IL 100% Registered
                                                  CT                             |                                Investment Adviser
 -----------------------   --------------------   ---------------------          |            -----------------   ------------------
           |                       |                      |                      |                     |
           |                       |                      |----------------------|            -----------------
           |                       |                                             |            Phoenix
           -----------------------------------------------------------------------            Investment
                                                                                              Counsel, Inc. (8)
                                                                                              MA 100% Registered
                                                                                              Investment Adviser
                                                                                              ------------------




---------------------------
1 - Depositor & Registrant
2 - Depositor & Registrant
3 - Depositor & Registrant
4 - Depositor & Registrant
5 - Depositor & Registrant
6 - Depositor & Registrant
7 - Files separate financial statements
8 - Files as part of consolidated statement
+ - Depositor
++ - Registrant


ITEM 27.  NUMBER OF CONTRACT OWNERS.

     As of February 28, 2006, there were -71 qualified and 26 nonqualified contract owners.

ITEM 28.  INDEMNIFICATION.

    Section 33-776 of the Connecticut General Statutes states that: "a corporation may provide indemnification of, or advance expenses to, a director, officer, employee or agent only as permitted by sections 33-770 to 33-779, inclusive."

    Article VI. Section 6.01. of the Bylaws of the Depositor (as amended and restated effective May 16, 2002) provides that: "Each director, officer or employee of the company, and his heirs, executors, or administrators, shall be indemnified or reimbursed by the company for all expenses necessarily incurred by him in connection with the defense or reasonable settlement of any action, suit or proceeding in which he is made a party by reason of his being or having been a director, officer or employee of the company, or of any other company which he was serving as a director or officer at the request of the company, except in relation to matters as to which such director, officer or employee is finally adjudged in such action, suit or proceeding to be liable for negligence or misconduct in the performance of his duties as such director, officer or employee. The foregoing right of indemnification or reimbursement shall not be exclusive of any other rights to which he may be entitled under any statute, bylaw, agreement, vote of shareholders or otherwise."

    Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITER.

1. Phoenix Equity Planning Corporation ("PEPCO").

   (a) PEPCO serves as the principal underwriter for the following entities:
   Phoenix Adviser Trust, Phoenix CA Tax-Exempt Bond Fund, Phoenix Engemann Funds, Phoenix Equity Series Fund, Phoenix Equity Trust, Phoenix Institutional Mutual Funds, Phoenix Investment Series Fund, Phoenix Investment Trust 97, Phoenix-Kayne Funds, Phoenix Multi-Portfolio Fund, Phoenix Multi-Series Trust, Phoenix PHOLIOs(SM), Phoenix Portfolios, Phoenix Opportunities Trust, Phoenix Series Fund, Phoenix Strategic Equity Series Fund, The Phoenix Edge Series Fund, Phoenix Life Variable Universal Life Account, Phoenix Life and Annuity Variable Universal Life Account, Phoenix Life Variable Accumulation Account, PHLVIC Variable Universal Life Account and PHL Variable Separate Account MVA1.

  (b) Directors and Executive Officers of PEPCO.

      NAME                      POSITION
      ----                      --------
      George R. Aylward, Jr.**  Director and Executive Vice President
      Daniel T. Geraci**        Director, Chairman of the Board and President
      Michael E. Haylon*        Director
      James D. Wehr**           Director
      John H. Beers*            Vice President and Secretary
      John R. Flores*           Vice President and Anti-Money Laundering Officer
      David C. Martin*          Vice President and Chief Compliance Officer
      Glenn H. Pease**          Vice President, Finance and Treasurer
      Francis G. Waltman**      Senior Vice President

      * The business address of this individual is One American Row, Hartford, CT 06103-2899.
      ** The business address of this individual is 56 Prospect Street, Hartford, CT 06103-2836.

  (c) PEPCO received no compensation from the Registrant during the last fiscal year for sales of the contract:

---------------------------------------------------------------------------------------------
       (1)                  (2)                 (3)              (4)               (5)
     Name of         Net Underwriting
    Principal         Discounts and        Compensation       Brokerage
   Underwriter          Commissions        on Redemption     Commissions      Compensation
---------------------------------------------------------------------------------------------
      PEPCO                  $0                 $0                $0               $0
---------------------------------------------------------------------------------------------

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS.

    The accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules under it are maintained at the administrative offices of PHL Variable Insurance Company located at One American Row, Hartford, CT 06103-2899.

ITEM 31.  MANAGEMENT SERVICES.


    Under a contract with Phoenix Life Insurance Company, Ibbotson Associates provides certain asset allocation services, including a risk tolerance questionnaire to assist the policy owner, for use in conjunction with the policy. For these services, Phoenix Life pays Ibbotson an annual flat fee. The fees paid for the last three fiscal years follow:

           Year                       Fee Paid

           2006                       $101,000

           2005                       $ 86,000

           2005                       $ 98,275

ITEM 32.  UNDERTAKINGS.

          (a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements contained therein are never more than 16 months old for so long as payments under the Contracts may be accepted;

          (b) Registrant hereby undertakes to include as part of any application to purchase a Contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information;

          (c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request; and

          (d) PHL Variable Insurance Company represents that the fees and charges deducted under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by PHL Variable Insurance Company.

                                   SIGNATURES


    As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485 for effectiveness of the Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Hartford and State of Connecticut on this 10th day of October, 2006.


                           PHL Variable Accumulation Account
                                    (Registrant)

                           By: ____________________________
                               * Philip K. Polkinghorn
                                 Director and President

                           PHL Variable Insurance Company
                                    (Depositor)

                           By: ____________________________
                               * Philip K. Polkinghorn
                                 Director and President

    As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

       SIGNATURE                                   TITLE
       ---------                                   -----


____________________________                       Director, Executive Vice
* Michael E. Haylon                                President and Chief Financial
                                                   Officer



____________________________                       Director and Senior
* Mitchell R. Katcher                              Vice President


____________________________                       Director and President
* Philip K. Polkinghorn

By:/s/ John H. Beers


*John H. Beers, as Attorney-in-Fact pursuant to Powers of Attorney, on file with depositor.
 October 10, 2006





                                      S-1